iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 95.1%
Canada: 5.7%
43,740	Brookfield Corp.(a)	$2,292,413
5,932	Colliers International Group, Inc.	719,553
8,314	Descartes Systems Group, Inc.*	837,674
4,749	FirstService Corp.	788,097
7,523	Shopify, Inc. - Class A*	717,581

		5,355,318

Denmark: 0.6%
7,518	Novo Nordisk AS - ADR	522,050

Germany: 3.2%
9,646	Beiersdorf AG - ADR	249,253
99,958	Henkel AG & Co. KGaA - ADR	1,806,241
3,607	SAP SE	951,634

		3,007,128

Italy: 1.0%
22,836	SOL SpA	920,732

Japan: 2.2%
8,849	Daikin Industries Ltd. - ADR(a)	96,454
43,200	NSD Co. Ltd.	963,586
23,100	Sanrio Co. Ltd.	1,058,544

		2,118,584

Netherlands: 0.2%
18,421	JDE Peet’s NV - ADR	202,493

Sweden: 4.1%
70,935	Assa Abloy AB - Class B	2,115,636
27,895	Hemnet Group AB	923,282
31,274	Indutrade AB	861,564

		3,900,482

United Kingdom: 9.0%
75,300	Compass Group PLC	2,478,273
15,881	Diploma PLC	787,391
43,317	Pennon Group PLC - ADR(a)	499,012
13,385	Severn Trent PLC - ADR	441,839
76,168	Smith & Nephew PLC - ADR	2,160,886
9,832	Spirax Group PLC - ADR	399,376
27,364	United Utilities Group PLC - ADR	712,285
139,360	Volution Group PLC	966,549

		8,445,611

United States: 69.1%
7,845	Abbott Laboratories	1,040,639
2,003	Adobe, Inc.*	768,211
7,375	Air Products & Chemicals, Inc.	2,175,035
5,340	Alphabet, Inc. - Class A	825,778
8,491	Amazon.com, Inc.*	1,615,498
3,031	Aon PLC - Class A	1,209,642
2	Berkshire Hathaway, Inc. - Class A*	1,596,883
2,319	Berkshire Hathaway, Inc. - Class B*	1,235,053
20,738	Calavo Growers, Inc.	497,505
21,281	California Water Service Group	1,031,277
29,565	Centene Corp.*	1,794,891

Shares		Value
United States (continued)
3,732	Clorox Co.	$549,537
9,860	CME Group, Inc.	2,615,759
55,225	Comcast Corp. - Class A	2,037,802
10,759	CoStar Group, Inc.*	852,435
135,331	DENTSPLY SIRONA, Inc.	2,021,845
10,421	elf Beauty, Inc.*(a)	654,335
12,000	Envista Holdings Corp.*	207,120
36,433	Estee Lauder Cos., Inc. - Class A	2,404,578
22,414	ExlService Holdings, Inc.*	1,058,165
11,890	Fiserv, Inc.*	2,625,669
3,730	Globant SA*	439,096
5,510	Globe Life, Inc.	725,777
4,937	Hamilton Lane, Inc. - Class A	733,984
10,285	Henry Schein, Inc.*	704,420
11,758	Hologic, Inc.*	726,292
1,765	Kimberly-Clark Corp.	251,018
1,915	Kinsale Capital Group, Inc.	932,050
4,581	Knight-Swift Transportation Holdings, Inc.	199,228
1,315	Markel Group, Inc.*	2,458,537
54,849	Marten Transport Ltd.	752,528
3,950	McKesson Corp.	2,658,310
2,666	Medpace Holdings, Inc.*	812,303
2,266	Microsoft Corp.	850,634
14,930	Mission Produce, Inc.*	156,466
4,673	Northern Trust Corp.	460,991
20,235	Novartis AG - ADR	2,255,798
43,800	Occidental Petroleum Corp.	2,161,968
13,470	Oracle Corp.	1,883,241
8,371	Paycom Software, Inc.	1,828,896
2,478	Pool Corp.	788,871
33,339	Qiagen NV*	1,338,561
10,900	Rambus, Inc.*	564,347
6,307	Repligen Corp.*	802,503
4,236	Rogers Corp.*	286,057
11,891	SJW Group	650,319
8,082	Solventum Corp.*	614,555
416	Thermo Fisher Scientific, Inc.	207,002
2,328	TopBuild Corp.*	709,924
1,564	Toro Co.	113,781
9,200	Union Pacific Corp.	2,173,408
12,812	Visa, Inc. - Class A	4,490,093
25,700	Werner Enterprises, Inc.	753,010
3,478	Workday, Inc. - Class A*	812,217
5,624	Zoetis, Inc.	925,992

		65,039,834

TOTAL COMMON STOCKS (Cost $77,643,878)		89,512,232

PREFERRED STOCKS: 2.0%
South Korea: 2.0%
57,915	Samsung Electronics Co. Ltd. - (Preference Shares)	1,856,426

TOTAL PREFERRED STOCKS (Cost $2,436,388)		1,856,426

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Shares		Value
SHORT-TERM INVESTMENTS: 5.2%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 3.0%
2,788,042	State Street Navigator Securities Lending Government Money Market Portfolio, 4.360%(b)(c)	$2,788,042

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,788,042)		2,788,042

Principal Amount
REPURCHASE AGREEMENTS: 2.2%
$2,041,801	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $2,259,500, U.S. Treasury Bonds, 3.875%, due 05/15/2043, value $2,083,147] (proceeds $2,041,879)	2,041,801

TOTAL REPURCHASE AGREEMENTS (Cost $2,041,801)		2,041,801

TOTAL SHORT-TERM INVESTMENTS (Cost $4,829,843)		4,829,843

TOTAL INVESTMENTS (Cost: $84,910,109): 102.3%		96,198,501

Liabilities in Excess of Other Assets: (2.3)%		(2,119,324)

NET ASSETS: 100.0%		$94,079,177

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	The rate disclosed is the 7 day net yield as of March 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$84,910,109

Gross unrealized appreciation	16,798,759
Gross unrealized depreciation	(5,510,367)

Net unrealized appreciation	$11,288,392

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Global Select Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Financial Services	10.6%
Health Care Equipment & Supplies	7.1%
Software	6.5%
Capital Markets	6.5%
Insurance	5.7%
Health Care Providers & Services	5.4%
Ground Transportation	4.1%
Pharmaceuticals	4.0%
Water Utilities	3.6%
Personal Care Products	3.6%
Building Products	3.3%
Life Sciences Tools & Services	3.3%
Chemicals	3.3%
Professional Services	3.0%
Household Products	2.8%
Hotels, Restaurants & Leisure	2.6%
Real Estate Management & Development	2.5%
Oil, Gas & Consumable Fuels	2.3%
IT Services	2.3%
Media	2.2%
Technology Hardware, Storage & Peripherals	2.0%
Interactive Media & Services	1.9%
Broadline Retail	1.7%
Machinery	1.4%
Specialty Retail	1.1%
Food Products	0.9%
Trading Companies & Distributors	0.9%
Distributors	0.8%
Household Durables	0.8%
Semiconductors & Semiconductor Equipment	0.6%
Electronic Equipment, Instruments & Components	0.3%
Short-Term Investments	5.2%

Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%

Net Assets	100.0%

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Australia: 3.9%
932,586	Austal Ltd.*(a)	$2,448,732
1,001,200	Glencore PLC*	3,675,635

		6,124,367

Brazil: 4.2%
2,080	MercadoLibre, Inc.*	4,057,810
242,129	NU Holdings Ltd. - Class A*	2,479,401

		6,537,211

Canada: 3.6%
33,348	Canadian Pacific Kansas City Ltd.(a)	2,342,257
33,379	Shopify, Inc. - Class A*	3,183,856

		5,526,113

China: 0.9%
28,501	Prosus NV	1,327,386

Cyprus: 2.3%
138,700	Theon International PLC	3,564,524

Denmark: 5.3%
150,000	ISS AS	3,441,134
70,537	Novo Nordisk AS - Class B	4,880,880

		8,322,014

Finland: 2.1%
340,737	Sampo OYJ - Class A	3,257,945

France: 7.3%
37,302	BNP Paribas SA	3,101,439
13,940	Capgemini SE	2,081,051
16,944	Kering SA	3,513,163
441,600	Worldline SA*(a)(b)	2,731,113

		11,426,766

Germany: 14.8%
7,834	Adidas AG	1,831,432
3,610	Allianz SE	1,374,061
172,671	Bayer AG	4,114,917
57,318	Daimler Truck Holding AG	2,300,326
55,765	Fresenius SE & Co. KGaA*	2,373,344
63,580	Mercedes-Benz Group AG	3,722,329
27,526	SAP SE	7,295,743

		23,012,152

Israel: 3.9%
173,914	Phoenix Financial Ltd.	3,232,436
244,872	Tel Aviv Stock Exchange Ltd.	2,885,322

		6,117,758

Italy: 5.2%
100,228	Carel Industries SpA(a)(b)	1,827,687
256,284	Davide Campari-Milano NV(a)	1,502,177
111,184	Ryanair Holdings PLC - ADR	4,710,866

		8,040,730

Japan: 9.2%
114,900	Asahi Group Holdings Ltd.	1,469,913
117,600	BayCurrent, Inc.	5,106,541

Shares		Value
Japan (continued)
122,300	Nippon Sanso Holdings Corp.	$3,697,410
186,400	Renesas Electronics Corp.	2,533,141
10,600	Tokyo Electron Ltd.	1,446,098

		14,253,103

Netherlands: 4.2%
9,919	ASML Holding NV	6,552,448

Spain: 1.4%
27,657	Amadeus IT Group SA	2,115,915

Sweden: 0.7%
14,439	Evolution AB(a)(b)	1,076,766

Switzerland: 4.5%
54,687	Bachem Holding AG(a)	3,229,547
2,023	Belimo Holding AG	1,242,256
37,435	Julius Baer Group Ltd.	2,586,514

		7,058,317

Taiwan: 3.7%
207,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,770,706

United Kingdom: 7.8%
448,907	Breedon Group PLC	2,609,504
77,200	Diageo PLC	2,009,846
1,547,250	Lloyds Banking Group PLC	1,444,650
391,909	Sage Group PLC	6,109,864

		12,173,864

United States: 11.2%
11,778	Aon PLC - Class A	4,700,482
256,143	CNH Industrial NV	3,145,436
12,745	ICON PLC*	2,230,248
5,632	Spotify Technology SA*	3,097,769
49,546	Titan Cement International SA	2,273,708
5,715	Willis Towers Watson PLC	1,931,384

		17,379,027

TOTAL COMMON STOCKS (Cost $139,814,392)		149,637,112

SHORT-TERM INVESTMENTS: 6.3%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 4.2%
6,549,902	State Street Navigator Securities Lending Government Money Market Portfolio, 4.360%(c)(d)	6,549,902

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,549,902)		6,549,902

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount		Value
REPURCHASE AGREEMENTS: 2.1%
$3,344,899	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $3,701,400, U.S. Treasury Bonds, 3.875%, due 05/15/2043, value $3,412,382] (proceeds $3,345,026)	$3,344,899

TOTAL REPURCHASE AGREEMENTS (Cost $3,344,899)		3,344,899

TOTAL SHORT-TERM INVESTMENTS (Cost $9,894,801)		9,894,801

TOTAL INVESTMENTS (Cost: $149,709,193): 102.5%		159,531,913

Liabilities in Excess of Other Assets: (2.5)%		(3,941,110)

NET ASSETS: 100.0%		$155,590,803

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security, or portion thereof, is out on loan.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of March 31, 2025.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$149,709,193

Gross unrealized appreciation	28,907,405
Gross unrealized depreciation	(19,084,685)

Net unrealized appreciation	$9,822,720

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Semiconductors & Semiconductor Equipment	10.4%
Insurance	9.4%
Software	8.6%
Pharmaceuticals	5.7%
Banks	4.5%
Aerospace & Defense	3.9%
Life Sciences Tools & Services	3.5%
Machinery	3.5%
Broadline Retail	3.5%
Textiles, Apparel & Luxury Goods	3.5%
Capital Markets	3.4%
IT Services	3.4%
Professional Services	3.3%
Beverages	3.3%
Construction Materials	3.2%
Passenger Airlines	3.0%
Automobiles	2.4%
Chemicals	2.4%
Metals & Mining	2.3%
Commercial Services & Supplies	2.2%
Hotels, Restaurants & Leisure	2.1%
Entertainment	2.0%
Building Products	2.0%
Financial Services	1.7%
Health Care Providers & Services	1.5%
Ground Transportation	1.5%
Short-Term Investments	6.3%

Total Investments	102.5%
Liabilities in Excess of Other Assets	(2.5)%

Net Assets	100.0%

iMGP Small Company Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%
Consumer Discretionary: 15.9%
14,104	Advance Auto Parts, Inc.	$553,018
17,408	Capri Holdings Ltd.*	343,460
12,631	Dutch Bros, Inc. - Class A*	779,838
17,629	Foot Locker, Inc.*	248,569
7,479	Gentherm, Inc.*	199,988
75,376	Goodyear Tire & Rubber Co.*	696,474
5,034	Installed Building Products, Inc.	863,130
8,998	Ollie’s Bargain Outlet Holdings, Inc.*	1,047,007
7,735	Papa John’s International, Inc.	317,754
32,212	Revolve Group, Inc.*	692,236
31,328	VF Corp.	486,211
30,606	Warby Parker, Inc. - Class A*	557,947

		6,785,632

Consumer Staples: 1.6%
10,834	elf Beauty, Inc.*	680,267

Energy: 0.9%
33,335	Crescent Energy Co. - Class A	374,685

Financials: 17.1%
18,215	Cadence Bank	553,007
25,691	Columbia Banking System, Inc.	640,734
13,670	Glacier Bancorp, Inc.	604,487
14,992	Goosehead Insurance, Inc. - Class A	1,769,956
7,826	Hamilton Lane, Inc. - Class A	1,163,491
16,824	National Bank Holdings Corp. - Class A	643,854
22,131	Seacoast Banking Corp. of Florida	569,431
7,521	SouthState Corp.	698,099
8,448	Texas Capital Bancshares, Inc.*	631,066

		7,274,125

Health Care: 9.4%
52,143	AdaptHealth Corp.*	565,230
3,278	ICU Medical, Inc.*	455,183
3,723	Medpace Holdings, Inc.*	1,134,361
28,395	NeoGenomics, Inc.*	269,469
56,689	Progyny, Inc.*	1,266,432
9,065	QuidelOrtho Corp.*	317,003

		4,007,678

Industrials: 26.2% (a)
12,075	Apogee Enterprises, Inc.	559,435
6,517	AZZ, Inc.	544,886
31,525	Core & Main, Inc. - Class A*	1,522,973
6,599	EnerSys	604,336
31,462	ExlService Holdings, Inc.*	1,485,321
14,419	Mercury Systems, Inc.*	621,315
8,661	Paylocity Holding Corp.*	1,622,552
24,932	Quanex Building Products Corp.	463,486
34,526	REV Group, Inc.	1,091,021
13,673	Trex Co., Inc.*	794,401
3,443	Valmont Industries, Inc.	982,529

Shares		Value
Industrials (continued)
32,390	WillScot Holdings Corp.	$900,442

		11,192,697

Information Technology: 18.9%
19,018	Allegro MicroSystems, Inc.*	477,922
4,197	Ambarella, Inc.*	211,235
15,665	Belden, Inc.	1,570,416
3,847	Fabrinet*	759,821
11,143	Five9, Inc.*	302,533
8,539	Globant SA*	1,005,211
8,872	Ichor Holdings Ltd.*	200,596
8,774	Insight Enterprises, Inc.*	1,316,012
2,289	Littelfuse, Inc.	450,338
24,402	Rambus, Inc.*	1,263,414
7,635	Synaptics, Inc.*	486,502

		8,044,000

Materials: 6.7%
21,020	Element Solutions, Inc.	475,262
18,895	Ingevity Corp.*	748,053
80,589	O-I Glass, Inc.*	924,356
14,304	Silgan Holdings, Inc.	731,221

		2,878,892

Real Estate: 1.4%
16,931	STAG Industrial, Inc. - REIT	611,548

TOTAL COMMON STOCKS (Cost $40,864,877)		41,849,524

TOTAL INVESTMENTS (Cost: $40,864,877): 98.1%		41,849,524

Other Assets in Excess of Liabilities: 1.9%		790,233

NET ASSETS: 100.0%		$42,639,757

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$40,864,877

Gross unrealized appreciation	5,636,585
Gross unrealized depreciation	(4,651,938)

Net unrealized appreciation	$984,647

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 2.0%
Communication Services: 0.5%
1,180	Alphabet, Inc. - Class A	$182,475
834	Alphabet, Inc. - Class C	130,296
114,390	Altegrity, Inc.*(a)	140,700
18,747	Altice USA, Inc. - Class A*	49,867
98,124	Bollore SE	571,994
344	Charter Communications, Inc. - Class A*	126,774
6,200	Comcast Corp. - Class A(b)	228,780
220	EchoStar Corp. - Class A*(c)	5,628
417	Meta Platforms, Inc. - Class A	240,342
3,386	Nexon Co. Ltd.	46,074
1,168	Nintendo Co. Ltd.	78,765
12,251	Oi SA - ADR*	6,126

		1,807,821

Consumer Discretionary: 0.2%
807	Amazon.com, Inc.*(b)	153,540
1,330	CarMax, Inc.*(b)	103,634
466	Cie Financiere Richemont SA - Class A	80,587
480	Delivery Hero SE*(d)	11,384
252	Marriott International, Inc. - Class A	60,026
2,520	Prosus NV	115,818
507	Vail Resorts, Inc.	81,130

		606,119

Consumer Staples: 0.1%
2,460	Heineken Holding NV	177,658
5,150	JDE Peet’s NV	112,411
120	Orion Corp.	9,608
689	Pernod Ricard SA	67,877
100	Rohto Pharmaceutical Co. Ltd.	1,492
700	Shiseido Co. Ltd.	13,167

		382,213

Energy: 0.1%
64	Gulfport Energy Corp.*	11,785
2,460	Kinder Morgan, Inc.	70,184
5,167	McDermott International, Inc.*	67,169
2,005	NOV, Inc.	30,516
294	Stichting Administratiekantoor*	0
800	Stichting Administratiekantoor*	0

		179,654

Financials: 0.1%
425	Aon PLC - Class A	169,613
3,067	Citigroup, Inc.(b)	217,726
540	Jefferies Financial Group, Inc.	28,928
98	LPL Financial Holdings, Inc.	32,060
440	NCR Atleos Corp.*	11,607
1,420	Wells Fargo & Co.	101,942

		561,876

Health Care: 0.1%
209	Bio-Rad Laboratories, Inc. - Class A*	50,904
1,430	Eurofins Scientific SE(c)	75,980

Shares		Value
Health Care (continued)
296	ICON PLC*	$51,797

		178,681

Industrials: 0.6%
452	Azelis Group NV	7,919
710	Ferguson Enterprises, Inc.	113,763
451	Fortune Brands Innovations, Inc.	27,457
1	Hornbeck Offshore Services, Inc.*	55
127	Hoshizaki Corp.	4,890
341	Howmet Aerospace, Inc.	44,238
1,280	LG Corp.	56,155
36,647	Mcdermott International Ltd.*	476,406
13,543	Rush Enterprises, Inc. - Class A	723,332
563	Safran SA	147,077
610	Samsung C&T Corp.	48,427
17,500	Sound Holdings FP*(a)	349,233
1,734	Swire Pacific Ltd. - Class A	15,290
690	Uber Technologies, Inc.*	50,273
234	Westinghouse Air Brake Technologies Corp.	42,436

		2,106,951

Information Technology: 0.2%
1,138	Analog Devices, Inc.(b)	229,501
109	Broadcom, Inc.	18,250
100	Hirose Electric Co. Ltd.	11,506
660	NCR Voyix Corp.*	6,435
421	NXP Semiconductors NV	80,015
6,102	Riverbed Technology, Inc.*	793
1,530	TE Connectivity PLC	216,220

		562,720

Materials: 0.1%
21,870	Glencore PLC*	79,027
4,249	Grupo Mexico SAB de CV	21,233
2,161	Holcim AG	230,894
2,270	International Flavors & Fragrances, Inc.	176,175

		507,329

Real Estate: 0.0%
990	Douglas Emmett, Inc. - REIT	15,840
345	Vornado Realty Trust - REIT	12,762

		28,602

Special Purpose Acquisition Company: 0.0%
6,266	Pershing Square Tontine Holdings Ltd.*	0

Utilities: 0.0%
630	PG&E Corp.	10,823

TOTAL COMMON STOCKS (Cost $5,858,744)		6,932,789

RIGHTS/WARRANTS: 0.2%
22,138	ABIOMED, Inc., CVR (Expiration date 12/31/99)*	35,421
47,716	Albireo Pharma, Inc., CVR (Expiration date 12/31/99)*	125,054

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Shares		Value
RIGHTS/WARRANTS (CONTINUED)
54,961	CinCor Pharma, Inc., CVR (Expiration date 12/31/99)*	$205,505
213,778	Concert Pharmaceuticals, Inc., CVR (Expiration date 12/31/99)*(c)	96,350
5,576	Electriq Power Holdings, Inc. (Expiration date 07/31/28)*	0
11	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	605
389	Hornbeck Offshore Services, Inc. (Expiration date 04/09/30)*	11,670
4,247	MariaDB PLC (Expiration date 12/16/27)*	0
956	Northern Star Investment Corp. III (Expiration date 12/31/27)*	0
1,566	Pershing Square Holdings Ltd. (Expiration date 09/23/33)*	0
124,401	Resolute Forest Products, Inc., CVR (Expiration date 12/31/99)*	191,204
1,039	Ross Acquisition Corp. II (Expiration date 02/12/26)*	0

TOTAL RIGHTS/WARRANTS (Cost $722,801)		665,809

PREFERRED STOCKS: 0.0%
Industrials: 0.0%
	Element Commercial Aviation
170	0.000% *(a)	0

TOTAL PREFERRED STOCKS (Cost $1,700,000)		0

Principal Amount^
ASSET-BACKED SECURITIES: 13.8%
Automobile ABS: 0.1%
	Carvana Auto Receivables Trust
$3,000	Series 2021-N1-R 0.000%, 01/10/2028(d)(e)	294,243

Home Equity ABS: 0.1%
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(f)	112,629
	GSAA Home Equity Trust
516,115	Series 2006-10-AF5 6.948%, 06/25/2036(f)	117,121

		229,750

Other ABS: 13.2%
	720 East CLO V Ltd.
250,000	Series 2024-2A-C 6.493%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	250,301
	Aaset Trust
198,011	Series 2021-1A-A 2.950%, 11/16/2041(d)	187,117

Principal Amount^		Value
Other ABS (continued)
	AIM Aviation Finance Ltd.
$637,452	Series 2015-1A-B1 5.072%, 02/15/2040(d)(f)	$433,435
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(d)	1,779,877
2,500,000	Series 2021-SFR1-G 4.612%, 06/17/2038(d)	2,295,614
	Apidos CLO XX Ltd.
265,000	Series 2015-20A-BRR 6.519%, 07/16/2031(d)(g) 3 mo. USD Term SOFR + 2.212%	265,773
	Apidos CLO XXIV Ltd.
1,000,000	Series 2016-24A-DR 10.355%, 10/20/2030(d)(g) 3 mo. USD Term SOFR + 6.062%	1,002,751
	Bain Capital Credit CLO Ltd.
180,000	Series 2020-1A-C1R 6.643%, 04/18/2033(d)(g) 3 mo. USD Term SOFR + 2.350%	180,248
	Blue Stream Issuer LLC
1,000,000	Series 2023-1A-C 8.898%, 05/20/2053(d)	1,030,778
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 10.314%, 10/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	733,317
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 10.314%, 07/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	985,784
500,000	Series 2018-1A-E 10.314%, 07/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	497,348
1,000,000	Series 2021-4A-E 10.864%, 10/15/2034(d)(g) 3 mo. USD Term SOFR + 6.562%	1,002,032
	Carlyle C17 CLO Ltd.
500,000	Series C17A-DR 10.549%, 04/30/2031(d)(g) 3 mo. USD Term SOFR + 6.262%	482,607
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 9.935%, 05/15/2031(d)(g) 3 mo. USD Term SOFR + 5.612%	497,777
405,000	Series 2015-5A-A2R3 5.943%, 01/20/2032(d)(g) 3 mo. USD Term SOFR + 1.650%	405,434

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Carval CLO X-C Ltd.
$285,000	Series 2024-2A-B 6.093%, 07/20/2037(d)(g) 3 mo. USD Term SOFR + 1.800%	$285,558
	Castlelake Aircraft Securitization Trust
4,491,141	Series 2018-1-C 6.625%, 06/15/2043(d)	2,357,915
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(d)(h)	187,500
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 10.364%, 04/15/2030(d)(g) 3 mo. USD Term SOFR + 6.062%	495,220
	CIFC Funding CLO Ltd.
205,000	Series 2013-2A-A3LR 6.505%, 10/18/2030(d)(g) 3 mo. USD Term SOFR + 2.212%	205,206
	Cologix Data Centers U.S. Issuer LLC
1,500,000	Series 2021-1A-C 5.990%, 12/26/2051(d)	1,422,691
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 9.965%, 04/17/2030(d)(g) 3 mo. USD Term SOFR + 5.662%	985,124
	CoreVest American Finance Ltd.
305,000	Series 2020-4-C 2.250%, 12/15/2052(d)	274,853
	Dryden 40 Senior Loan Fund CLO
1,000,000	Series 2015-40A-ER 10.335%, 08/15/2031(d)(g) 3 mo. USD Term SOFR + 6.012%	940,209
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 11.764%, 04/15/2031(d)(g) 3 mo. USD Term SOFR + 7.462%	428,218
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 9.964%, 07/15/2030(d)(g) 3 mo. USD Term SOFR + 5.662%	502,435
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(d)(i)	1,774,808
2,500,000	Series 2021-GT2-B 4.440%, 10/25/2026(d)(i)	2,333,395
	Galaxy XXVI CLO Ltd.
250,000	Series 2018-26A-BR 5.929%, 11/22/2031(d)(g) 3 mo. USD Term SOFR + 1.600%	249,875

Principal Amount^		Value
Other ABS (continued)
	Golub Capital Partners CLO 74 B Ltd.
$250,000	Series 2024-74A-B 6.150%, 07/25/2037(d)(g) 3 mo. USD Term SOFR + 1.850%	$250,424
	Highbridge Loan Management CLO Ltd.
500,000	Series 2013-2A-DR 11.155%, 10/20/2029(d)(g) 3 mo. USD Term SOFR + 6.862%	500,062
	Jamestown CLO XVIII Ltd.
500,000	Series 2022-18A-DR 8.050%, 07/25/2035(d)(g) 3 mo. USD Term SOFR + 3.750%	504,884
	Kestrel Aircraft Funding Ltd.
212,925	Series 2018-1A-A 4.250%, 12/15/2038(d)	209,921
	Labrador Aviation Finance Ltd.
204,828	Series 2016-1A-A1 4.300%, 01/15/2042(d)	199,204
	LCM CLO 26 Ltd.
500,000	Series 26A-E 9.855%, 01/20/2031(d)(g) 3 mo. USD Term SOFR + 5.562%	393,234
	LCM CLO XVII LP
1,000,000	Series 17A-ER 10.564%, 10/15/2031(d)(g) 3 mo. USD Term SOFR + 6.262%	777,941
	LCM Loan Income Fund I Income Note Issuer CLO Ltd.
500,000	Series 27A-E 10.169%, 07/16/2031(d)(g) 3 mo. USD Term SOFR + 5.862%	408,832
	Madison Park Funding CLO XXXVIII Ltd.
500,000	Series 2021-38A-E 10.565%, 07/17/2034(d)(g) 3 mo. USD Term SOFR + 6.262%	492,254
	Madison Park Funding LIX Ltd.
305,000	Series 2021-59A-CR 6.543%, 04/18/2037(d)(g) 3 mo. USD Term SOFR + 2.250%	305,383
	MAPS Ltd.
95,412	Series 2018-1A-A 4.212%, 05/15/2043(d)	94,946
70,079	Series 2019-1A-A 4.458%, 03/15/2044(d)	67,843
	Marble Point CLO XII Ltd.
500,000	Series 2018-1A-D 7.569%, 07/16/2031(d)(g) 3 mo. USD Term SOFR + 3.262%	500,988
	MetroNet Infrastructure Issuer LLC
887,000	Series 2023-1A-B 8.010%, 04/20/2053(d)	923,412

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Milos CLO Ltd.
$500,000	Series 2017-1A-ER 10.705%, 10/20/2030(d)(g) 3 mo. USD Term SOFR + 6.412%	$485,033
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.372%, 10/18/2038(d)(j)	439,330
	Ocean Trails CLO V
700,000	Series 2014-5A-DRR 8.001%, 10/13/2031(d)(g) 3 mo. USD Term SOFR + 3.712%	701,352
	Octagon Investment Partners CLO 26 Ltd.
1,000,000	Series 2016-1A-FR 12.654%, 07/15/2030(d)(g) 3 mo. USD Term SOFR + 8.352%	510,814
	Octagon Investment Partners CLO 40 Ltd.
500,000	Series 2019-1A-ER 11.555%, 01/20/2035(d)(g) 3 mo. USD Term SOFR + 7.262%	481,181
	Octagon Investment Partners CLO XVI Ltd.
1,000,000	Series 2013-1A-ER 10.315%, 07/17/2030(d)(g) 3 mo. USD Term SOFR + 6.012%	957,239
1,500,000	Series 2013-1A-SUB 10.317%, 07/17/2030(d)(j)	25,916
	OHA Credit Partners XI Ltd.
250,000	Series 2015-11A-CR2 6.493%, 04/20/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	251,014
	Pagaya AI Debt Selection Trust
800,000	Series 2021-5-CERT 0.000%, 08/15/2029(d)(h)	28,302
	Palmer Square BDC CLO 1 Ltd.
310,000	Series 1A-B1 6.452%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.150%	311,734
	Post CLO Ltd.
370,000	Series 2023-1A-A 6.243%, 04/20/2036(d)(g) 3 mo. USD Term SOFR + 1.950%	370,110
	Progress Residential Trust
2,432,000	Series 2021-SFR2-D 2.197%, 04/19/2038(d)	2,420,212
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(d)	169,113
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(d)	120,647
	RCO VII Mortgage LLC
64,615	Series 2024-1-A1 7.021%, 01/25/2029(d)(f)	65,560

Principal Amount^		Value
Other ABS (continued)
	RR CLO 2 Ltd.
$500,000	Series 2017-2A-DR 10.364%, 04/15/2036(d)(g) 3 mo. USD Term SOFR + 6.062%	$489,401
	RR CLO 6 Ltd.
500,000	Series 2019-6A-DR 10.414%, 04/15/2036(d)(g) 3 mo. USD Term SOFR + 6.112%	485,396
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(d)	294,580
	Slam Ltd.
195,228	Series 2021-1A-B 3.422%, 06/15/2046(d)	181,333
	Sound Point CLO XXXII Ltd.
500,000	Series 2021-4A-E 11.262%, 10/25/2034(d)(g) 3 mo. USD Term SOFR + 6.962%	436,789
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 9.844%, 01/15/2030(d)(g) 3 mo. USD Term SOFR + 5.542%	495,515
	Textainer Marine Containers VII Ltd.
151,217	Series 2021-1A-B 2.520%, 02/20/2046(d)	138,699
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 5.550%, 01/15/2031(d)(j)	300
500,000	Series 2018-2A-E 10.314%, 07/15/2030(d)(g) 3 mo. USD Term SOFR + 6.012%	461,210
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 6.714%, 04/15/2033(d)(g) 3 mo. USD Term SOFR + 2.412%	280,249
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8-CERT 0.000%, 10/20/2029(d)(h)	266,370
929,000	Series 2021-ST9-CERT 0.000%, 11/20/2029(d)(h)	320,914
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.000%, 06/20/2031(e)	89,528
	VOLT XCIV LLC
16,116	Series 2021-NPL3-A1 6.240%, 02/27/2051(d)(f)	16,136
722,757	Series 2021-NPL3-A2 8.949%, 02/27/2051(d)(f)	724,540
	Voya CLO Ltd.
500,000	Series 2018-2A-E 9.814%, 07/15/2031(d)(g) 3 mo. USD Term SOFR + 5.512%	473,392
	WAVE Trust
252,174	Series 2017-1A-A 3.844%, 11/15/2042(d)	235,801

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Wellfleet CLO Ltd.
$250,000	Series 2024-1A-B 6.343%, 07/18/2037(d)(g) 3 mo. USD Term SOFR + 2.050%	$250,676
	Willis Engine Structured Trust V
184,761	Series 2020-A-A 3.228%, 03/15/2045(d)	176,661
	Willis Engine Structured Trust VI
1,016,833	Series 2021-A-C 7.385%, 05/15/2046(d)	1,016,309
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 10.985%, 07/20/2034(d)(g) 3 mo. USD Term SOFR + 6.692%	449,206
	Wise CLO Ltd.
250,000	Series 2024-2A-C 6.502%, 07/15/2037(d)(g) 3 mo. USD Term SOFR + 2.200%	250,512

		44,973,602

Student Loan ABS: 0.4%
	Education Funding Trust
3,138	Series 2020-A-A 2.790%, 07/25/2041(d)	2,954
	SLM Private Credit Student Loan Trust
69,000	Series 2003-A-A3 8.297%, 06/15/2032(g)	68,972
250,000	Series 2003-B-A3 7.928%, 03/15/2033(i)	250,107
50,000	Series 2003-B-A4 7.922%, 03/15/2033(i)	50,022
	SoFi Professional Loan Program LLC
133,000	Series 2017-F-R1 0.000%, 01/25/2041(d)(e)	1,003,126

		1,375,181

TOTAL ASSET-BACKED SECURITIES (Cost $68,821,399)		46,872,776

BANK LOANS: 0.6%
Communications: 0.0%
	Cyxtera DC Holdings, Inc.
132,288	10.500%, 01/16/2026(k)	727

Consumer, Cyclical: 0.1%
	Epic Creations, Inc.
218	14.325%, 04/30/2025(g) 1 mo. USD Term SOFR + 10.000%	219
	Flutter Financing B.V.
7,980	6.049%, 11/30/2030(g) 3 mo. USD Term SOFR + 1.750%	7,982
101,763	0.000%, 11/30/2030(l)	101,795

Principal Amount^		Value
Consumer, Cyclical (continued)
	Hilton Grand Vacations Borrower LLC
$124,063	0.000%, 01/17/2031(l)	$123,465

		233,461

Energy: 0.3%
	Lealand Finance Co. BV
19,301	11.839%, 06/30/2027(g) 1 mo. USD Term SOFR + 7.500%	14,476
45,798	7.439%, 06/30/2027(g) 1 mo. USD Term SOFR + 3.000%	24,273
457,460	8.572%, 06/28/2024(g) 3 mo. USD Term SOFR + 4.000%	237,879
1,484,728	8.439%, 12/31/2027(g)(m) 1 mo. USD Term SOFR + 1.000% Cash, 3.000% PIK	645,857

		922,485

Financial: 0.0%
	Astra Acquisition Corp.
839,743	0.000%, 10/25/2029(k)	18,894

Technology: 0.2%
	Byju’s Alpha, Inc.
1	12.325%, 04/09/2026(g) 1 mo. USD Term SOFR + 8.000%	1
3	12.325%, 04/09/2026(g) 3 mo. USD Term SOFR + 8.000%	3
	Constant Contact, Inc.
875,000	12.064%, 02/12/2029(g) 3 mo. USD Term SOFR + 7.500%	730,625
	Cornerstone OnDemand, Inc.
3,448	8.189%, 10/16/2028(g) 1 mo. USD Term SOFR + 3.750%	3,004
	Vision Solutions, Inc.
3,446	8.552%, 04/24/2028(g) 3 mo. USD Term SOFR + 4.000%	3,332

		736,965

TOTAL BANK LOANS (Cost $4,743,886)		1,912,532

CONVERTIBLE BONDS: 0.2%
Communications: 0.1%
	Booking Holdings, Inc.
4,000	0.750%, 05/01/2025	9,847
	Delivery Hero SE
100,000 (EUR)	1.000%, 01/23/2027	101,530
100,000 (EUR)	1.500%, 01/15/2028	96,965
100,000 (EUR)	3.250%, 02/21/2030	104,486
	InterDigital, Inc.
5,000	3.500%, 06/01/2027	13,440
	Palo Alto Networks, Inc.
2,000	0.375%, 06/01/2025	6,863
	Spotify USA, Inc.
2,000	0.000%, 03/15/2026(h)	2,389

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Communications (continued)
	Wayfair, Inc.
$63,000	0.625%, 10/01/2025	$61,425
8,000	1.000%, 08/15/2026	7,510

		404,455

Consumer, Cyclical: 0.0%
	Freshpet, Inc.
3,000	3.000%, 04/01/2028	4,248

Consumer, Non-cyclical: 0.0%
	Merit Medical Systems, Inc.
8,000	3.000%, 02/01/2029(d)	10,900

Energy: 0.0%
	Permian Resources Operating LLC
5,000	3.250%, 04/01/2028	12,172

Financial: 0.0%
	Coinbase Global, Inc.
20,000	0.250%, 04/01/2030(d)	18,590

Industrial: 0.0%
	Fluor Corp.
9,000	1.125%, 08/15/2029	9,574
	Itron, Inc.
12,000	1.375%, 07/15/2030(d)	12,562

		22,136

Technology: 0.1%
	Datadog, Inc.
35,000	0.673%, 12/01/2029(d)(j)	30,572
	Nutanix, Inc.
11,000	0.250%, 10/01/2027	14,690
	ON Semiconductor Corp.
12,000	0.500%, 03/01/2029	10,381
	Tyler Technologies, Inc.
4,000	0.250%, 03/15/2026	4,894
	Workiva, Inc.
16,000	1.250%, 08/15/2028	14,924

		75,461

TOTAL CONVERTIBLE BONDS (Cost $508,462)		547,962

CORPORATE BONDS: 15.4%
Basic Materials: 0.5%
	AngloGold Ashanti Holdings PLC
240,000	3.375%, 11/01/2028	226,716
	ArcelorMittal SA
55,000	6.800%, 11/29/2032	59,111
	Glencore Funding LLC
455,000	6.500%, 10/06/2033(d)	486,374
	RPM International, Inc.
300,000	2.950%, 01/15/2032	262,058
	Southern Copper Corp.
220,000	7.500%, 07/27/2035	250,278
	Steel Dynamics, Inc.
80,000	5.250%, 05/15/2035	79,045
	Unigel Luxembourg SA
47,959	13.500%, 12/31/2027(d)(m) Cash 13.500% + PIK Rate 15.000%	44,736

Principal Amount^		Value
Basic Materials (continued)
$67,354	13.500%, 12/31/2027(m) Cash 13.500% + PIK Rate 15.000%	$62,827
54,810	11.000%, 12/31/2028(d)(m) Cash 11.000% + PIK Rate 12.000%	22,746
235,683	11.000%, 12/31/2028(m) Cash 11.000% + PIK Rate 12.000%	97,808

		1,591,699

Communications: 2.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
325,000	5.125%, 05/01/2027(d)	320,272
	Charter Communications Operating LLC/Charter Communications Operating Capital
15,000	4.800%, 03/01/2050	11,277
60,000	3.700%, 04/01/2051	37,715
10,000	3.900%, 06/01/2052	6,455
40,000	5.250%, 04/01/2053	32,200
70,000	6.834%, 10/23/2055	67,882
370,000	4.400%, 12/01/2061	245,430
	CSC Holdings LLC
325,000	11.250%, 05/15/2028(d)	314,469
100,000	11.750%, 01/31/2029(d)	97,060
200,000	4.125%, 12/01/2030(d)	145,066
1,485,000	4.625%, 12/01/2030(d)	724,803
215,000	3.375%, 02/15/2031(d)	153,887
400,000	4.500%, 11/15/2031(d)	290,448
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
350,000	10.000%, 02/15/2031(d)	335,107
	DISH DBS Corp.
880,000	5.250%, 12/01/2026(d)	808,618
	EchoStar Corp.
580,194	10.750%, 11/30/2029	609,002
	EchoStar Corp.
510,321	6.750%, 11/30/2030(m) PIK Rate 6.750%	463,918
	FactSet Research Systems, Inc.
172,000	3.450%, 03/01/2032	154,673
	Fox Corp.
300,000	6.500%, 10/13/2033	320,720
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
678,000	3.500%, 03/01/2029(d)	627,635
	iHeartCommunications, Inc.
115,700	7.750%, 08/15/2030(d)	86,081
16,000	7.000%, 01/15/2031(d)	11,292
	Juniper Networks, Inc.
320,000	2.000%, 12/10/2030	272,670
	Koninklijke KPN NV
100,000	8.375%, 10/01/2030	115,891
	Motorola Solutions, Inc.
320,000	2.750%, 05/24/2031	283,255
467,000	5.600%, 06/01/2032	481,915
290,000	5.400%, 04/15/2034	292,862
	Oi SA
319,004	8.500%, 12/31/2028(d)(m) PIK Rate 8.500%	33,495

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Paramount Global
$260,000	6.875%, 04/30/2036	$265,986
345,000	4.375%, 03/15/2043	254,706
90,000	5.850%, 09/01/2043	78,605
	Rakuten Group, Inc.
477,000	9.750%, 04/15/2029(d)	518,556
	Telefonica Emisiones SA
300,000	7.045%, 06/20/2036	331,842
	Time Warner Cable LLC
20,000	6.550%, 05/01/2037	19,802
	Uber Technologies, Inc.
630,000	4.500%, 08/15/2029(d)	619,176
30,000	4.800%, 09/15/2034	29,189
	VeriSign, Inc.
232,000	2.700%, 06/15/2031	203,946

		9,665,906

Consumer, Cyclical: 2.2%
	Allison Transmission, Inc.
1,024,000	3.750%, 01/30/2031(d)	911,474
	Carnival Corp.
295,000	5.750%, 03/01/2027(d)	295,556
130,000	6.125%, 02/15/2033(d)	128,454
	Choice Hotels International, Inc.
35,000	5.850%, 08/01/2034	35,006
	Hilton Domestic Operating Co., Inc.
1,033,000	3.625%, 02/15/2032(c)(d)	906,224
	Landsea Homes Corp.
270,000	8.875%, 04/01/2029(d)	257,577
	M/I Homes, Inc.
310,000	3.950%, 02/15/2030	283,732
	Marriott International, Inc.
180,000	5.500%, 04/15/2037	177,551
	Meritage Homes Corp.
195,000	5.650%, 03/15/2035	192,105
	Murphy Oil USA, Inc.
815,000	3.750%, 02/15/2031(d)	724,555
	NCL Corp. Ltd.
135,000	6.750%, 02/01/2032(d)	133,754
	NCL Finance Ltd.
115,000	6.125%, 03/15/2028(d)	114,732
	NVR, Inc.
152,000	3.000%, 05/15/2030	139,202
	Patrick Industries, Inc.
430,000	4.750%, 05/01/2029(d)	403,755
	Phinia, Inc.
86,000	6.625%, 10/15/2032(d)	84,388
	PulteGroup, Inc.
50,000	6.375%, 05/15/2033	52,853
175,000	6.000%, 02/15/2035	179,571
	Somnigroup International, Inc.
620,000	3.875%, 10/15/2031(d)	545,119
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
41,000	5.000%, 06/01/2031(d)	37,011
	Taylor Morrison Communities, Inc.
500,000	5.125%, 08/01/2030(d)	480,818
	United Airlines Pass Through Trust
156,548	Series 2019-2-B 3.500%, 11/01/2029	150,623
	Wyndham Hotels & Resorts, Inc.
200,000	4.375%, 08/15/2028(d)	191,145

Principal Amount^		Value
Consumer, Cyclical (continued)
	Yum! Brands, Inc.
$749,000	4.750%, 01/15/2030(d)	$724,520
192,000	4.625%, 01/31/2032	179,277
	ZF North America Capital, Inc.
150,000	6.750%, 04/23/2030(d)	142,643

		7,471,645

Consumer, Non-cyclical: 2.2%
	Bausch Health Cos., Inc.
160,000	4.875%, 06/01/2028(d)	129,214
	Block Financial LLC
200,000	3.875%, 08/15/2030	187,547
	Centene Corp.
190,000	4.625%, 12/15/2029	182,111
160,000	3.375%, 02/15/2030	144,822
	DaVita, Inc.
410,000	3.750%, 02/15/2031(d)	357,194
	Encompass Health Corp.
340,000	4.750%, 02/01/2030(c)	327,305
500,000	4.625%, 04/01/2031	468,652
	HCA, Inc.
295,000	5.600%, 04/01/2034	296,114
	Hertz Corp.
20,000	12.625%, 07/15/2029(d)	18,056
	Hologic, Inc.
620,000	3.250%, 02/15/2029(d)	572,378
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
65,000	5.950%, 04/20/2035(d)	66,872
	Mars, Inc.
65,000	5.200%, 03/01/2035(d)	65,158
	Pediatrix Medical Group, Inc.
200,000	5.375%, 02/15/2030(d)	192,345
	Philip Morris International, Inc.
166,000	1.750%, 11/01/2030	142,524
	Pilgrim’s Pride Corp.
550,000	6.875%, 05/15/2034	592,376
	Post Holdings, Inc.
957,000	4.500%, 09/15/2031(d)	867,674
	Primo Water Holdings, Inc./Triton Water Holdings, Inc.
200,000	4.375%, 04/30/2029(d)	191,024
	RELX Capital, Inc.
130,000	4.750%, 05/20/2032	128,140
	Service Corp. International
834,000	4.000%, 05/15/2031	756,195
157,000	5.750%, 10/15/2032	154,511
	Teva Pharmaceutical Finance Netherlands III BV
875,000	4.100%, 10/01/2046	633,595
	United Rentals North America, Inc.
160,000	6.125%, 03/15/2034(d)	160,175
	Valvoline, Inc.
490,000	3.625%, 06/15/2031(d)	426,205
	Verisk Analytics, Inc.
270,000	5.250%, 06/05/2034	271,722

		7,331,909

Energy: 1.7%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
370,000	8.625%, 06/15/2029(d)	387,170

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	California Resources Corp.
$330,000	8.250%, 06/15/2029(d)	$335,619
	Calumet Specialty Products Partners LP/Calumet Finance Corp.
359,000	9.750%, 07/15/2028(d)	327,036
	Continental Resources, Inc.
630,000	5.750%, 01/15/2031(d)	634,393
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
237,000	8.625%, 03/15/2029(d)	245,607
	DT Midstream, Inc.
568,000	4.125%, 06/15/2029(d)	535,505
	Energean Israel Finance Ltd.
185,000	5.375%, 03/30/2028(d)	176,906
	EnQuest PLC
290,000	11.625%, 11/01/2027(d)	298,585
	Gulfport Energy Corp.
18	10.000%, 05/01/2025(a)(m)(n) Cash 10.000% + PIK Rate 15.000%	20,030
	Helmerich & Payne, Inc.
275,000	5.500%, 12/01/2034(c)(d)	259,757
	Hess Midstream Operations LP
880,000	4.250%, 02/15/2030(d)	828,397
	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
111,000	6.875%, 12/01/2032(d)	111,156
	MPLX LP
550,000	5.000%, 03/01/2033	536,069
300,000	5.500%, 06/01/2034	298,517
	Ovintiv, Inc.
10,000	6.500%, 08/15/2034	10,405
	Permian Resources Operating LLC
145,000	6.250%, 02/01/2033(d)	144,504
	Summit Midstream Holdings LLC
70,000	8.625%, 10/31/2029(d)	71,404
	Targa Resources Corp.
310,000	6.500%, 03/30/2034	330,413
5,000	5.500%, 02/15/2035	4,960
105,000	5.550%, 08/15/2035	104,606
	Venture Global Calcasieu Pass LLC
75,000	4.125%, 08/15/2031(d)	68,174
120,000	3.875%, 11/01/2033(d)	103,369
	Viper Energy, Inc.
35,000	7.375%, 11/01/2031(d)	36,585

		5,869,167

Financial: 2.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	5.375%, 12/15/2031	151,020
150,000	3.400%, 10/29/2033	129,206
	Aircastle Ltd.
120,000	6.500%, 07/18/2028(d)	124,949
65,000	5.950%, 02/15/2029(d)	66,810
	Alpha Holding SA de CV
565,639	9.000%, 02/10/2025(d)(k)	4,242

Principal Amount^		Value
Financial (continued)
	Antares Holdings LP
$430,000	3.750%, 07/15/2027(d)	$410,980
	Ares Capital Corp.
1,014,000	2.875%, 06/15/2028	943,361
	Avolon Holdings Funding Ltd.
45,000	5.375%, 05/30/2030(c)(d)	45,021
	Bank of America Corp.
10,000	3.846%, 03/08/2037(i) 5 yr. CMT + 2.000%	8,963
	Barings BDC, Inc.
100,000	7.000%, 02/15/2029	103,128
	Blue Owl Finance LLC
180,000	6.250%, 04/18/2034	184,250
	Charles Schwab Corp.
3,000	Series F 5.000%, 12/01/2027(i)(n) 3 mo. USD LIBOR + 2.575%	2,896
29,000	Series I 4.000%, 06/01/2026(i)(n) 5 yr. CMT + 3.168%	28,302
	Citadel LP
30,000	6.000%, 01/23/2030(d)	30,472
25,000	6.375%, 01/23/2032(d)	25,629
	Credit Agricole SA
255,000	6.251%, 01/10/2035(d)(i) 1 day USD SOFR + 2.670%	260,229
	Enstar Group Ltd.
214,000	3.100%, 09/01/2031	184,363
	FS KKR Capital Corp.
510,000	3.125%, 10/12/2028	463,846
120,000	7.875%, 01/15/2029(c)	127,087
	Global Atlantic Fin Co.
135,000	3.125%, 06/15/2031(d)	118,964
	GLP Capital LP/GLP Financing II, Inc.
195,000	3.250%, 01/15/2032	168,990
	Golub Capital BDC, Inc.
140,000	7.050%, 12/05/2028	146,197
160,000	6.000%, 07/15/2029	160,592
	Iron Mountain, Inc.
378,000	4.500%, 02/15/2031(d)	346,283
	Jefferies Financial Group, Inc.
265,000	6.200%, 04/14/2034	269,701
	JPMorgan Chase & Co.
235,000	Series OO 6.500%, 04/01/2030(i)(n) 5 yr. CMT + 2.152%	240,981
	Kaisa Group Holdings Ltd.
1,005,000	9.375%, 06/30/2024(k)	47,939
200,000	10.500%, 01/15/2025(k)	9,284
1,000,000	11.250%, 04/16/2025(k)	47,430
200,000	9.950%, 07/23/2025(k)	9,356
600,000	11.700%, 11/11/2025(k)	27,846
400,000	11.650%, 06/01/2026(k)	18,896
	Macquarie Airfinance Holdings Ltd.
80,000	5.200%, 03/27/2028(d)	80,081
30,000	5.150%, 03/17/2030(d)	29,588
	Main Street Capital Corp.
180,000	6.950%, 03/01/2029	185,086
	Mexarrend SAPI de CV
300,000	10.250%, 07/24/2024(d)(k)	5,850

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	National Health Investors, Inc.
$70,000	3.000%, 02/01/2031	$60,611
	Nationstar Mortgage Holdings, Inc.
446,000	5.750%, 11/15/2031(d)	447,257
	Navient Corp.
350,000	5.500%, 03/15/2029	331,544
145,000	9.375%, 07/25/2030	154,570
	Oaktree Specialty Lending Corp.
90,000	7.100%, 02/15/2029	92,743
	OneMain Finance Corp.
48,000	6.625%, 05/15/2029	48,150
	Operadora de Servicios Mega SA de CV Sofom ER
400,000	8.250%, 02/11/2025(d)(k)	186,000
	PennyMac Financial Services, Inc.
49,000	7.875%, 12/15/2029(d)	51,019
	Prospect Capital Corp.
172,000	3.437%, 10/15/2028(c)	148,432
	Rithm Capital Corp.
382,000	8.000%, 04/01/2029(d)	380,160
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
25,000	3.875%, 03/01/2031(d)	22,381
545,000	4.000%, 10/15/2033(d)	466,903
	Sabra Health Care LP
100,000	3.200%, 12/01/2031	86,779
	Shimao Group Holdings Ltd.
340,000	4.750%, 07/03/2022(k)	19,550
	Shimao Group Holdings Ltd.
200,000	5.200%, 01/16/2027(k)	11,000
400,000	3.450%, 01/11/2031(k)	22,392
	SiriusPoint Ltd.
70,000	7.000%, 04/05/2029	73,065
	Standard Chartered PLC
260,000	3.265%, 02/18/2036(d)(i) 5 yr. CMT + 2.300%	229,723
	Starwood Property Trust, Inc.
209,000	3.625%, 07/15/2026(d)	202,645
560,000	4.375%, 01/15/2027(d)	544,551
100,000	7.250%, 04/01/2029(d)	102,646
	Synchrony Financial
105,000	5.935%, 08/02/2030(i) 1 day USD SOFR Index + 2.130%	106,441
35,000	5.450%, 03/06/2031(c)(i) 1 day USD SOFR + 1.680%	34,729
	UBS Group AG
250,000	9.016%, 11/15/2033(d)(i) 1 day USD SOFR + 5.020%	304,998
225,000	5.699%, 02/08/2035(d)(i) 1 yr. CMT + 1.770%	230,322
	Unigel Netherlands Holding Corp. BV
295,656	15.000%, 12/31/2044(m) Cash 15.000% + PIK Rate 15.000%	13,305
	Vornado Realty LP
13,000	2.150%, 06/01/2026	12,538
	Yuzhou Group Holdings Co. Ltd.
540,000	7.700%, 02/20/2025(k)	41,850
200,000	8.300%, 05/27/2025(k)	15,000
710,000	7.850%, 08/12/2026(k)	54,003

Principal Amount^		Value
Financial (continued)
$1,940,000	6.350%, 01/13/2027(k)	$147,692

		9,850,817

Industrial: 1.8%
	AptarGroup, Inc.
70,000	3.600%, 03/15/2032	63,716
	Axon Enterprise, Inc.
50,000	6.125%, 03/15/2030(d)	50,533
25,000	6.250%, 03/15/2033(d)	25,274
	Boeing Co.
262,000	3.625%, 02/01/2031	242,714
50,000	6.388%, 05/01/2031	53,246
50,000	6.528%, 05/01/2034	53,479
183,000	5.705%, 05/01/2040	177,549
305,000	5.805%, 05/01/2050	289,342
135,000	6.858%, 05/01/2054	146,336
10,000	5.930%, 05/01/2060	9,375
80,000	7.008%, 05/01/2064	86,528
	BWX Technologies, Inc.
361,000	4.125%, 04/15/2029(d)	337,322
	Cemex SAB de CV
355,000	5.125%, 06/08/2026(d)(i)(n) 5 yr. CMT + 4.534%	348,945
310,000	3.875%, 07/11/2031(d)	277,643
	IDEX Corp.
72,000	2.625%, 06/15/2031	62,712
	Moog, Inc.
50,000	4.250%, 12/15/2027(d)	48,079
	Mueller Water Products, Inc.
250,000	4.000%, 06/15/2029(d)	233,570
	nVent Finance SARL
300,000	5.650%, 05/15/2033	299,379
	Park-Ohio Industries, Inc.
320,000	6.625%, 04/15/2027	309,932
	Pentair Finance SARL
260,000	5.900%, 07/15/2032	267,236
	Quikrete Holdings, Inc.
305,000	6.375%, 03/01/2032(d)	307,039
90,000	6.750%, 03/01/2033(d)	89,806
	TD SYNNEX Corp.
95,000	6.100%, 04/12/2034	97,564
	Teledyne Technologies, Inc.
400,000	2.750%, 04/01/2031	356,188
	Textron Financial Corp.
185,000	6.320%, 02/15/2067(d)(i) 3 mo. USD Term SOFR + 1.997%	168,335
	TransDigm, Inc.
196,000	4.875%, 05/01/2029	185,928
	Tutor Perini Corp.
365,000	11.875%, 04/30/2029(d)	402,199
	Waste Connections, Inc.
725,000	2.200%, 01/15/2032	613,306
	Westinghouse Air Brake Technologies Corp.
400,000	5.611%, 03/11/2034	409,725

		6,013,000

Technology: 1.3%
	Accenture Capital, Inc.
300,000	4.500%, 10/04/2034	289,280
	Amdocs Ltd.
104,000	2.538%, 06/15/2030	92,447

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	AppLovin Corp.
$70,000	5.125%, 12/01/2029	$70,200
170,000	5.500%, 12/01/2034	169,609
	Booz Allen Hamilton, Inc.
110,000	5.950%, 08/04/2033	109,942
	Broadcom, Inc.
190,000	3.469%, 04/15/2034(d)	166,886
350,000	3.137%, 11/15/2035(d)	290,124
	Broadridge Financial Solutions, Inc.
350,000	2.600%, 05/01/2031	306,478
	CGI, Inc.
180,000	2.300%, 09/14/2031	153,120
	Fair Isaac Corp.
974,000	4.000%, 06/15/2028(d)	927,819
	KBR, Inc.
225,000	4.750%, 09/30/2028(d)	214,146
	Micron Technology, Inc.
220,000	5.875%, 09/15/2033	228,468
	NetApp, Inc.
60,000	5.500%, 03/17/2032	60,423
50,000	5.700%, 03/17/2035	49,839
	Pitney Bowes, Inc.
635,000	7.250%, 03/15/2029(d)	634,301
	PTC, Inc.
250,000	4.000%, 02/15/2028(d)	240,658
	Synopsys, Inc.
75,000	5.150%, 04/01/2035	75,193
85,000	5.700%, 04/01/2055	84,112
	Twilio, Inc.
300,000	3.875%, 03/15/2031	270,498

		4,433,543

Utilities: 0.0%
	Pacific Gas & Electric Co.
95,000	6.400%, 06/15/2033	99,161

TOTAL CORPORATE BONDS (Cost $59,012,058)		52,326,847

GOVERNMENT SECURITIES & AGENCY ISSUE: 0.3%
	U.S. Treasury Bonds
1,400,000	1.750%, 08/15/2041	945,765

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $955,039)		945,765

LIMITED PARTNERSHIPS: 0.0%
1,300,000	U.S. Farming Realty Trust LP*(a)	48,847

TOTAL LIMITED PARTNERSHIPS (Cost $0)		48,847

MORTGAGE-BACKED SECURITIES: 19.7%
	Alternative Loan Trust
51,569	Series 2003-22CB-1A1 5.750%, 12/25/2033	52,298
201,397	Series 2004-13CB-A4 2.250%, 07/25/2034(j)(o)	148,919
30,857	Series 2004-16CB-1A1 5.500%, 07/25/2034	30,997

Principal Amount^		Value
$25,246	Series 2004-16CB-3A1 5.500%, 08/25/2034	$25,075
25,662	Series 2004-J10-2CB1 6.000%, 09/25/2034	25,552
288,533	Series 2006-31CB-A7 6.000%, 11/25/2036	164,070
167,436	Series 2007-16CB-2A1 4.885%, 08/25/2037(g) 1 mo. USD Term SOFR + 0.564%	55,729
48,485	Series 2007-16CB-2A2 17.628%, 08/25/2037(g) -8.333*1 mo. USD Term SOFR + 53.629%	61,705
347,527	Series 2007-16CB-4A2 12.993%, 08/25/2037(g) -6*1 mo. USD Term SOFR + 38.913%	414,102
316,293	Series 2007-19-1A34 6.000%, 08/25/2037	150,698
877,106	Series 2007-20-A12 6.250%, 08/25/2047	480,340
	American Home Mortgage Investment Trust
156,146	Series 2006-1-11A1 4.715%, 03/25/2046(g) 1 mo. USD Term SOFR + 0.394%	138,846
	Arbor Realty Commercial Real Estate Notes Ltd.
420,000	Series 2022-FL1-C 6.649%, 01/15/2037(d)(g) 30 day USD SOFR Average + 2.300%	420,531
	Banc of America Alternative Loan Trust
22,518	Series 2003-8-1CB1 5.500%, 10/25/2033	22,458
	Banc of America Funding Trust
16,557	Series 2005-7-3A1 5.750%, 11/25/2035	16,635
166,699	Series 2006-B-7A1 4.485%, 03/20/2036(i)	145,410
13,831	Series 2007-4-5A1 5.500%, 11/25/2034	12,002
	Banc of America Mortgage Trust
5,283	Series 2005-A-2A1 5.125%, 02/25/2035(i)	4,868
	BBCMS Trust
750,000	Series 2018-CBM-E 8.167%, 07/15/2037(d)(g) 1 mo. USD Term SOFR + 3.847%	631,395
	BCAP LLC Trust
117,538	Series 2010-RR6-6A2 9.300%, 07/26/2037(d)(i)	54,675
1,639,824	Series 2011-R11-2A4 5.500%, 12/26/2035(d)	962,636
	Bear Stearns Asset-Backed Securities I Trust
271,596	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	125,079
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(d)	530,014

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BF Mortgage Trust
$666,000	Series 2019-NYT-F 7.617%, 12/15/2035(d)(g) 1 mo. USD Term SOFR + 3.297%	$582,547
	BINOM Securitization Trust
530,000	Series 2022-RPL1-M1 3.000%, 02/25/2061(d)(i)	428,480
	BX Trust
84,000	Series 2021-MFM1-D 5.934%, 01/15/2034(d)(g) 1 mo. USD Term SOFR + 1.614%	83,467
	CG-CCRE Commercial Mortgage Trust
96,080	Series 2014-FL2-COL1 7.934%, 11/15/2031(d)(g) 1 mo. USD Term SOFR + 3.614%	44,046
187,584	Series 2014-FL2-COL2 8.934%, 11/15/2031(d)(g) 1 mo. USD Term SOFR + 4.614%	17,672
	Chase Mortgage Finance Trust
1,255,286	Series 2007-S3-1A15 6.000%, 05/25/2037	546,412
	CitiMortgage Alternative Loan Trust
121,600	Series 2006-A5-1A13 4.885%, 10/25/2036(g) 1 mo. USD Term SOFR + 0.564%	92,018
1,085,993	Series 2007-A6-1A5 6.000%, 06/25/2037	941,722
	COMM Mortgage Trust
437,753	Series 2012-CR3-B 3.922%, 10/15/2045(d)	411,113
1,989,000	Series 2018-HCLV-D 6.792%, 09/15/2033(d)(g) 1 mo. USD Term SOFR + 2.473%	418,425
	Countrywide Home Loan Mortgage Pass-Through Trust
2,840	Series 2004-HYB4-2A1 5.855%, 09/20/2034(i)	2,597
115,015	Series 2007-10-A5 6.000%, 07/25/2037	51,522
	Credit Suisse First Boston Mortgage Securities Corp.
886,737	Series 2005-11-7A1 6.000%, 12/25/2035	458,230
	Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
25,128	Series 2003-27-4A4 5.750%, 11/25/2033	25,518
2,259,260	Series 2005-10-10A3 6.000%, 11/25/2035	522,129
	Credit Suisse Mortgage-Backed Trust
600,287	Series 2006-6-1A10 6.000%, 07/25/2036	288,237
587,821	Series 2007-1-4A1 6.500%, 02/25/2022	34,297
24,231	Series 2007-2-2A5 5.000%, 03/25/2037	17,867

Principal Amount^		Value
$1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(d)	$836,602
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(d)(i)	739,912
	CSAIL Commercial Mortgage Trust
1,400,000	Series 2020-C19-D 2.500%, 03/15/2053(d)	838,044
	Deutsche Mortgage & Asset Receiving Corp.
1,448,237	Series 2014-RS1-1A2 6.487%, 07/27/2037(d)(i)	1,171,549
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
59,676	Series 2006-PR1-3A1 5.917%, 04/15/2036(d)(g) -1.4*1 mo. USD Term SOFR + 11.964%	54,480
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(d)(i)	349,231
	DSLA Mortgage Loan Trust
84,181	Series 2005-AR5-2A1A 5.091%, 09/19/2045(g) 1 mo. USD Term SOFR + 0.774%	43,954
	Eleven Madison Trust Mortgage Trust
100,000	Series 2015-11MD-A 3.555%, 09/10/2035(d)(i)	98,694
	Federal Home Loan Mortgage Corp. REMICS
213,294	Series 3118-SD 2.237%, 02/15/2036(g)(p) -1*30 day USD SOFR Average + 6.586%	16,103
90,367	Series 3301-MS 1.637%, 04/15/2037(g)(p) -1*30 day USD SOFR Average + 5.986%	7,354
114,428	Series 3303-SE 1.617%, 04/15/2037(g)(p) -1*30 day USD SOFR Average + 5.966%	9,900
74,378	Series 3303-SG 1.637%, 04/15/2037(g)(p) -1*30 day USD SOFR Average + 5.986%	6,741
18,330	Series 3382-SB 1.537%, 11/15/2037(g)(p) -1*30 day USD SOFR Average + 5.886%	1,244
106,569	Series 3382-SW 1.837%, 11/15/2037(g)(p) -1*30 day USD SOFR Average + 6.186%	9,601
25,601	Series 3384-S 1.927%, 11/15/2037(g)(p) -1*30 day USD SOFR Average + 6.276%	1,714
70,428	Series 3384-SG 1.847%, 08/15/2036(g)(p) -1*30 day USD SOFR Average + 6.196%	6,054

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (continued)
$838,205	Series 3404-SA 1.537%, 01/15/2038(g)(p) -1*30 day USD SOFR Average + 5.886%	$79,119
8,564	Series 3417-SX 1.717%, 02/15/2038(g)(p) -1*30 day USD SOFR Average + 6.066%	643
18,550	Series 3423-GS 1.187%, 03/15/2038(g)(p) -1*30 day USD SOFR Average + 5.536%	1,232
108,468	Series 3423-TG 0.350%, 03/15/2038(g)(p) -1*30 day USD SOFR Average + 5.886%	262
1,054,892	Series 3435-S 1.517%, 04/15/2038(g)(p) -1*30 day USD SOFR Average + 5.866%	97,688
35,434	Series 3445-ES 1.537%, 05/15/2038(g)(p) -1*30 day USD SOFR Average + 5.886%	2,140
154,885	Series 3523-SM 1.537%, 04/15/2039(g)(p) -1*30 day USD SOFR Average + 5.886%	11,908
62,264	Series 3560-KS 1.937%, 11/15/2036(g)(p) -1*30 day USD SOFR Average + 6.286%	3,368
34,277	Series 3598-SA 1.887%, 11/15/2039(g)(p) -1*30 day USD SOFR Average + 6.236%	2,579
51,409	Series 3641-TB 4.500%, 03/15/2040	51,299
130,061	Series 3728-SV 0.000%, 09/15/2040(g)(p) -1*30 day USD SOFR Average + 4.336%	3,751
86,049	Series 3758-S 1.567%, 11/15/2040(g)(p) -1*30 day USD SOFR Average + 5.916%	7,601
33,424	Series 3770-SP 2.037%, 11/15/2040(g)(p) -1*30 day USD SOFR Average + 6.386%	223
122,628	Series 3815-ST 1.387%, 02/15/2041(g)(p) -1*30 day USD SOFR Average + 5.736%	9,779
65,963	Series 3872-SL 1.487%, 06/15/2041(g)(p) -1*30 day USD SOFR Average + 5.836%	5,188
56,961	Series 3900-SB 1.507%, 07/15/2041(g)(p) -1*30 day USD SOFR Average + 5.856%	4,666

Principal Amount^		Value
$14,996	Series 3946-SM 1.311%, 10/15/2041(g) -3*30 day USD SOFR Average + 14.357%	$12,047
205,739	Series 3972-AZ 3.500%, 12/15/2041	192,642
946,086	Series 3984-DS 1.487%, 01/15/2042(g)(p) -1*30 day USD SOFR Average + 5.836%	91,736
1,708,682	Series 4080-DS 2.237%, 03/15/2041(g)(p) -1*30 day USD SOFR Average + 6.586%	98,710
1,358,240	Series 4239-OU 2.158%, 07/15/2043(j)(o)	794,155
1,222,121	Series 4291-MS 1.437%, 01/15/2054(g)(p) -1*30 day USD SOFR Average + 5.786%	128,603
172,056	Series 4314-MS 1.637%, 07/15/2043(g)(p) -1*30 day USD SOFR Average + 5.986%	3,812
5,901,690	Series 5057-TI 3.000%, 11/25/2050(p)	889,696
4,764,417	Series 5070-MI 3.500%, 02/25/2051(p)	797,890
4,664,384	Series 5175-DI 2.500%, 12/25/2051(p)	557,867
3,294,877	Series 5180-IN 3.000%, 07/25/2051(p)	678,503
	Federal National Mortgage Association
21,574,947	Series 2019-M25-X 0.126%, 11/25/2029(i)(p)	111,366
23,158,547	Series 2019-M5-X 0.486%, 02/25/2029(i)(p)	274,105
23,164,633	Series 2021-M23-X1 0.534%, 11/01/2031(i)(p)	341,000
	Federal National Mortgage Association REMICS
101,596	Series 2003-84-PZ 5.000%, 09/25/2033	102,955
30,574	Series 2005-42-SA 2.346%, 05/25/2035(g)(p) -1*30 day USD SOFR Average + 6.686%	319
703,513	Series 2006-92-LI 2.126%, 10/25/2036(g)(p) -1*30 day USD SOFR Average + 6.466%	60,461
232,867	Series 2007-39-AI 1.666%, 05/25/2037(g)(p) -1*30 day USD SOFR Average + 6.006%	20,608
62,014	Series 2007-57-SX 2.166%, 10/25/2036(g)(p) -1*30 day USD SOFR Average + 6.506%	6,356
11,738	Series 2007-68-SA 2.196%, 07/25/2037(g)(p) -1*30 day USD SOFR Average + 6.536%	1,045

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (continued)
$16,200	Series 2008-1-CI 1.846%, 02/25/2038(g)(p) -1*30 day USD SOFR Average + 6.186%	$1,467
638,386	Series 2008-33-SA 1.546%, 04/25/2038(g)(p) -1*30 day USD SOFR Average + 5.886%	61,652
9,795	Series 2008-56-SB 1.606%, 07/25/2038(g)(p) -1*30 day USD SOFR Average + 5.946%	476
1,060,348	Series 2009-110-SD 1.796%, 01/25/2040(g)(p) -1*30 day USD SOFR Average + 6.136%	66,280
12,976	Series 2009-111-SE 1.796%, 01/25/2040(g)(p) -1*30 day USD SOFR Average + 6.136%	1,361
93,892	Series 2009-86-CI 1.346%, 09/25/2036(g)(p) -1*30 day USD SOFR Average + 5.686%	5,671
60,657	Series 2009-87-SA 1.546%, 11/25/2049(g)(p) -1*30 day USD SOFR Average + 5.886%	5,734
22,522	Series 2009-90-IB 1.266%, 04/25/2037(g)(p) -1*30 day USD SOFR Average + 5.606%	1,386
16,311	Series 2010-11-SC 0.346%, 02/25/2040(g)(p) -1*30 day USD SOFR Average + 4.686%	1,072
16,635	Series 2010-115-SD 2.146%, 11/25/2039(g)(p) -1*30 day USD SOFR Average + 6.486%	1,597
1,361,707	Series 2010-123-SK 1.596%, 11/25/2040(g)(p) -1*30 day USD SOFR Average + 5.936%	127,170
79,650	Series 2010-15-SL 0.496%, 03/25/2040(g)(p) -1*30 day USD SOFR Average + 4.836%	3,298
23,948	Series 2010-9-GS 0.296%, 02/25/2040(g)(p) -1*30 day USD SOFR Average + 4.636%	956
6,420	Series 2011-110-LS 1.166%, 11/25/2041(g) -2*30 day USD SOFR Average + 9.871%	5,097
57,790	Series 2011-111-VZ 4.000%, 11/25/2041	55,226
239,762	Series 2011-141-PZ 4.000%, 01/25/2042	229,398
863,022	Series 2011-93-ES 2.046%, 09/25/2041(g)(p) -1*30 day USD SOFR Average + 6.386%	86,009

Principal Amount^		Value
$538,057	Series 2012-106-SA 1.706%, 10/25/2042(g)(p) -1*30 day USD SOFR Average + 6.046%	$56,692
1,042,470	Series 2014-50-WS 1.746%, 08/25/2044(g)(p) -1*30 day USD SOFR Average + 6.086%	65,144
5,243,563	Series 2019-31-S 1.596%, 07/25/2049(g)(p) -1*30 day USD SOFR Average + 5.936%	628,684
17,031,927	Series 2019-M12-X 0.561%, 06/25/2029(i)(p)	233,828
7,256,826	Series 2019-M24-2XA 1.150%, 03/25/2031(i)(p)	346,198
19,620,689	Series 2019-M7-X 0.328%, 04/25/2029(i)(p)	219,638
26,663,806	Series 2020-M10-X4 0.885%, 07/25/2032(i)(p)	1,028,631
15,867,686	Series 2020-M10-X9 0.764%, 12/25/2027(i)(p)	137,486
6,886,212	Series 2020-M13-X2 1.228%, 09/25/2030(i)(p)	267,395
2,865,067	Series 2021-74-MI 2.500%, 11/25/2051(p)	327,684
67,855,000	Series 2022-M4-X2 0.178%, 05/25/2030(i)(p)	528,824
	Federal National Mortgage Association-Aces
122,393,276	Series 2021-M17-X 0.080%, 07/25/2031(i)(p)	433,297
	Federal National Mortgage Association-ACES
16,907,485	Series 2021-M21-X 0.750%, 03/25/2028(i)(p)	209,617
	First Horizon Alternative Mortgage Securities Trust
208,176	Series 2007-FA4-1A7 6.000%, 08/25/2037	74,792
	FS Rialto Issuer LLC
275,000	Series 2021-FL3-D 6.934%, 11/16/2036(d)(g) 1 mo. USD Term SOFR + 2.614%	276,019
	GCAT Trust
26,532	Series 2019-RPL1-A1 2.650%, 10/25/2068(d)(i)	25,641
	Government National Mortgage Association
261,243	Series 2007-21-S 1.766%, 04/16/2037(g)(p) -1*1 mo. USD Term SOFR + 6.086%	10,414
91,131	Series 2008-69-SB 3.196%, 08/20/2038(g)(p) -1*1 mo. USD Term SOFR + 7.516%	5,193
104,122	Series 2009-104-SD 1.916%, 11/16/2039(g)(p) -1*1 mo. USD Term SOFR + 6.236%	9,780
7,753	Series 2010-98-IA 5.294%, 03/20/2039(i)(p)	193

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (continued)
$175,102	Series 2011-45-GZ 4.500%, 03/20/2041	$174,345
53,769	Series 2011-69-OC 0.613%, 05/20/2041(j)(o)	42,491
1,091,318	Series 2011-69-SC 0.946%, 05/20/2041(g)(p) -1*1 mo. USD Term SOFR + 5.266%	86,500
187,487	Series 2011-89-SA 1.016%, 06/20/2041(g)(p) -1*1 mo. USD Term SOFR + 5.336%	16,255
547,092	Series 2013-102-BS 1.716%, 03/20/2043(g)(p) -1*1 mo. USD Term SOFR + 6.036%	40,190
1,290,337	Series 2014-145-CS 1.166%, 05/16/2044(g)(p) -1*1 mo. USD Term SOFR + 5.486%	104,894
876,336	Series 2014-156-PS 1.816%, 10/20/2044(g)(p) -1*1 mo. USD Term SOFR + 6.136%	96,650
2,107,922	Series 2014-4-SA 1.666%, 01/16/2044(g)(p) -1*1 mo. USD Term SOFR + 5.986%	224,985
3,731,564	Series 2014-41-SA 1.666%, 03/20/2044(g)(p) -1*1 mo. USD Term SOFR + 5.986%	439,675
1,496,965	Series 2014-5-SA 1.116%, 01/20/2044(g)(p) -1*1 mo. USD Term SOFR + 5.436%	128,719
1,741,773	Series 2014-58-SG 1.166%, 04/16/2044(g)(p) -1*1 mo. USD Term SOFR + 5.486%	105,068
1,490,428	Series 2014-76-SA 1.166%, 01/20/2040(g)(p) -1*1 mo. USD Term SOFR + 5.486%	121,357
1,944,310	Series 2014-95-CS 1.816%, 06/16/2044(g)(p) -1*1 mo. USD Term SOFR + 6.136%	140,478
1,578,254	Series 2018-105-SH 1.816%, 08/20/2048(g)(p) -1*1 mo. USD Term SOFR + 6.136%	161,581
16,028,747	Series 2018-111-SA 0.116%, 08/20/2048(g)(p) -1*1 mo. USD Term SOFR + 4.436%	839,073
6,230,771	Series 2018-134-CS 1.766%, 10/20/2048(g)(p) -1*1 mo. USD Term SOFR + 6.086%	659,938

Principal Amount^		Value
$5,156,759	Series 2019-22-SA 1.166%, 02/20/2045(g)(p) -1*1 mo. USD Term SOFR + 5.486%	$494,556
5,521,570	Series 2019-H10-BI 1.759%, 06/20/2069(i)(p)	303,708
5,380,549	Series 2020-112-BS 1.816%, 08/20/2050(g)(p) -1*1 mo. USD Term SOFR + 6.136%	658,338
9,254,471	Series 2020-115-SC 8.456%, 08/20/2050(j)(p) -1*1 mo. USD Term SOFR + 4.086%	364,906
4,877,577	Series 2020-142-SD 1.866%, 09/20/2050(g)(p) -1*1 mo. USD Term SOFR + 6.186%	673,040
8,810,446	Series 2020-173-MI 2.500%, 11/20/2050(p)	1,308,910
4,357,844	Series 2020-188-LS 1.866%, 11/20/2050(g)(p) -1*1 mo. USD Term SOFR + 6.186%	591,841
4,074,583	Series 2020-47-SL 0.936%, 07/20/2044(g)(p) -1*1 mo. USD Term SOFR + 5.256%	308,171
9,610,011	Series 2020-H11-HI 2.396%, 06/20/2070(i)(p)	702,404
9,685,387	Series 2020-H18-AI 2.511%, 09/20/2070(i)(p)	648,498
7,114,687	Series 2020-H19-BI 1.778%, 11/20/2070(i)(p)	559,791
4,733,438	Series 2021-1-QS 1.866%, 01/20/2051(g)(p) -1*1 mo. USD Term SOFR + 6.186%	695,256
6,927,949	Series 2021-107-SA 7.325%, 06/20/2051(j)(p) -1*1 mo. USD Term SOFR + 3.636%	220,191
5,800,131	Series 2021-15-PI 3.000%, 01/20/2051(p)	890,743
14,965,031	Series 2021-213-SN 6.879%, 12/20/2051(j)(p) -1*30 day USD SOFR Average + 3.200%	275,719
9,041,419	Series 2021-52-IO 0.721%, 04/16/2063(i)(p)	473,594
3,949,392	Series 2021-59-S 10.601%, 04/20/2051(j)(p) -1*30 day USD SOFR Average + 2.600%	36,883
8,163,454	Series 2021-77-IH 2.500%, 05/20/2051(p)	884,911
10,204,107	Series 2021-89-SA 7.027%, 05/20/2051(j)(p) -1*1 mo. USD Term SOFR + 3.636%	319,825
6,551,646	Series 2021-94-IO 0.833%, 02/16/2063(i)(p)	413,671

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (continued)
$18,168,992	Series 2021-97-SA 9.063%, 06/20/2051(j)(p) -1*30 day USD SOFR Average + 2.600%	$187,740
6,925,059	Series 2021-97-SB 6.892%, 06/20/2051(j)(p) -1*1 mo. USD Term SOFR + 3.636%	161,581
40,188,242	Series 2021-H08-QI 0.263%, 05/20/2071(i)(p)	1,145,558
14,680,551	Series 2021-H19-AI 1.122%, 11/20/2071(i)(p)	1,009,514
9,123,405	Series 2022-83-IO 2.500%, 11/20/2051(p)	1,350,433
5,682,991	Series 2023-79-JI 2.500%, 02/20/2051(p)	700,517
	Government National Mortgage Association REMICS
3,462,414	Series 2020-154-MI 3.000%, 10/20/2050(p)	555,117
3,595,104	Series 2021-149-BI 3.000%, 08/20/2051(p)	570,611
3,617,856	Series 2021-159-IA 3.000%, 09/20/2051(p)	573,821
3,738,651	Series 2023-19-GI 3.000%, 11/20/2051(p)	538,361
	GS Mortgage Securities Corp. Trust
126,507	Series 2012-BWTR-A 2.954%, 11/05/2034(d)	109,330
1,125,000	Series 2013-PEMB-C 3.550%, 03/05/2033(d)(i)	483,750
600,000	Series 2021-ARDN-H 10.367%, 11/15/2026(d)(g) 1 mo. USD Term SOFR + 6.048%	594,314
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.198%, 08/10/2044(d)(i)	113,241
	GSR Mortgage Loan Trust
26,774	Series 2005-4F-6A1 6.500%, 02/25/2035	25,643
495,026	Series 2005-9F-2A1 6.000%, 01/25/2036	226,816
48,160	Series 2005-AR6-4A5 6.120%, 09/25/2035(i)	43,024
	HarborView Mortgage Loan Trust
151,050	Series 2004-11-2A2A 5.071%, 01/19/2035(g) 1 mo. USD Term SOFR + 0.754%	121,186
	HGI CRE CLO Ltd.
350,000	Series 2021-FL1-D 6.784%, 06/16/2036(d)(g) 1 mo. USD Term SOFR + 2.464%	348,243
	Hilton USA Trust
500,000	Series 2016-SFP-A 2.828%, 11/05/2035(d)	414,629
	Imperial Fund Mortgage Trust
2,000,000	Series 2021-NQM3-B2 4.128%, 11/25/2056(d)(i)	1,481,993

Principal Amount^		Value
	IndyMac INDX Mortgage Loan Trust
$99,970	Series 2004-AR7-A5 5.655%, 09/25/2034(g) 1 mo. USD Term SOFR + 1.334%	$79,455
161,887	Series 2005-AR11-A3 3.834%, 08/25/2035(i)	117,501
785,616	Series 2007-AR5-2A1 3.360%, 05/25/2037(i)	628,359
	JP Morgan Chase Commercial Mortgage Securities Trust
122,946	Series 2012-LC9-C 3.578%, 12/15/2047(d)(i)	119,660
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(d)(i)(p)	3,680
219,000	Series 2019-UES-C 4.343%, 05/05/2032(d)	211,548
224,000	Series 2019-UES-D 4.457%, 05/05/2032(d)(i)	214,964
261,000	Series 2019-UES-E 4.457%, 05/05/2032(d)(i)	249,803
274,000	Series 2019-UES-F 4.457%, 05/05/2032(d)(i)	257,178
299,000	Series 2019-UES-G 4.457%, 05/05/2032(d)(i)	270,020
	JP Morgan Mortgage Trust
150,532	Series 2004-S1-2A1 6.000%, 09/25/2034	155,451
4,641	Series 2007-A1-4A2 7.191%, 07/25/2035(a)(i)	4,427
525,639	Series 2007-S3-1A97 6.000%, 08/25/2037	232,097
	Lehman Mortgage Trust
481,852	Series 2006-2-2A3 5.750%, 04/25/2036	478,424
711,042	Series 2007-1-1A2 5.750%, 02/25/2037	709,561
	Lehman XS Trust
65,781	Series 2006-2N-1A1 4.955%, 02/25/2046(g) 1 mo. USD Term SOFR + 0.634%	56,859
	Master Alternative Loan Trust
11,595	Series 2003-9-4A1 5.250%, 11/25/2033	11,412
8,011	Series 2004-5-1A1 5.500%, 06/25/2034	7,926
11,361	Series 2004-5-2A1 6.000%, 06/25/2034	11,423
47,914	Series 2004-8-2A1 6.000%, 09/25/2034	47,614
	Merrill Lynch Mortgage Investors Trust
1,029	Series 2006-2-2A 6.275%, 05/25/2036(i)	953
	MF1 LLC
400,000	Series 2023-FL12-C 8.094%, 10/19/2038(d)(g) 1 mo. USD Term SOFR + 3.777%	402,270
350,000	Series 2023-FL12-D 9.589%, 10/19/2038(d)(g) 1 mo. USD Term SOFR + 5.272%	354,602

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	MF1 LLC (continued)
$300,000	Series 2024-FL14-E 10.605%, 03/19/2039(d)(g) 1 mo. USD Term SOFR + 6.288%	$302,133
	MF1 Trust
400,000	Series 2024-FL15-D 8.354%, 08/18/2041(d)(g) 1 mo. USD Term SOFR + 4.038%	401,259
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(d)(i)	252,428
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.077%, 08/15/2046(i)	381,953
	Morgan Stanley Capital I Trust
109,120	Series 2011-C2-D 5.213%, 06/15/2044(d)(i)	108,118
540,000	Series 2011-C2-E 5.213%, 06/15/2044(d)(i)	511,024
1,508,000	Series 2019-PLND-F 7.235%, 05/15/2036(d)(g) 1 mo. USD Term SOFR + 2.914%	10,652
	Morgan Stanley Mortgage Loan Trust
213,210	Series 2006-7-3A 5.062%, 06/25/2036(i)	114,047
222,161	Series 2007-13-6A1 6.000%, 10/25/2037	117,175
	New Residential Mortgage Loan Trust
2,250,000	Series 2021-NQ1R-M1 2.273%, 07/25/2055(d)(i)	1,866,378
	Prime Mortgage Trust
590,476	Series 2006-DR1-2A1 5.500%, 05/25/2035(d)	547,742
	Residential Accredit Loans, Inc.
203,963	Series 2006-QS17-A5 6.000%, 12/25/2036	168,455
	Residential Accredit Loans, Inc. Trust
231,990	Series 2006-QS7-A3 6.000%, 06/25/2036	183,028
282,235	Series 2007-QS1-2A10 6.000%, 01/25/2037	213,669
247,815	Series 2007-QS8-A8 6.000%, 06/25/2037	197,390
	Residential Asset Securitization Trust
227,880	Series 2007-A1-A8 6.000%, 03/25/2037	68,670
	Residential Funding Mtg Sec I Trust
246,990	Series 2006-S4-A5 6.000%, 04/25/2036	197,671
	Starwood Ltd.
400,000	Series 2019-FL1-D 6.784%, 07/15/2038(d)(g) 1 mo. USD Term SOFR + 2.464%	395,490

Principal Amount^		Value
$200,000	Series 2021-FL2-C 6.531%, 04/18/2038(d)(g) 1 mo. USD Term SOFR + 2.214%	$197,586
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 7.500%, 11/15/2027(a)(d)(g)	56,682
980,000	Series 2014-STAR-D 7.500%, 11/15/2027(a)(d)(g)	43,708
950,000	Series 2014-STAR-E 7.500%, 11/15/2027(a)(d)(g)	19,000
	Structured Adjustable Rate Mortgage Loan Trust
425,160	Series 2005-14-A1 4.745%, 07/25/2035(g) 1 mo. USD Term SOFR + 0.424%	253,887
375,178	Series 2008-1-A2 4.680%, 10/25/2037(i)	286,278
	Structured Asset Securities Corp.
4,358,776	Series 2007-4-1A3 1.815%, 03/28/2045(d)(g)(p) -1*1 mo. USD Term SOFR + 6.136%	253,752
	TRTX Issuer Ltd.
320,000	Series 2021-FL4-C 6.834%, 03/15/2038(d)(g) 1 mo. USD Term SOFR + 2.514%	317,038
	UBS Commercial Mortgage Trust
324,000	Series 2018-C13-C 4.975%, 10/15/2051(i)	294,311
	UBS-Barclays Commercial Mortgage Trust
275,000	Series 2013-C5-C 3.649%, 03/10/2046(d)(i)	247,511
	Verus Securitization Trust
2,000,000	Series 2021-7-B2 4.192%, 10/25/2066(d)(i)	1,480,866
	Washington Mutual Mortgage Pass-Through Certificates Trust
313,030	Series 2006-5-1A5 6.000%, 07/25/2036	251,210
359,249	Series 2006-8-A6 4.108%, 10/25/2036(f)	122,641
	Wells Fargo Alternative Loan Trust
68,488	Series 2007-PA2-3A1 4.785%, 06/25/2037(g) 1 mo. USD Term SOFR + 0.464%	48,734
	Wells Fargo Commercial Mortgage Trust
220,560	Series 2013-LC12-B 3.822%, 07/15/2046(i)	212,512
600,000	Series 2016-C34-C 5.051%, 06/15/2049(i)	572,621
135,000	Series 2016-C36-B 3.671%, 11/15/2059(i)	121,274
180,000	Series 2019-JWDR-E 3.860%, 09/15/2031(d)(i)	174,959
	Wells Fargo Mortgage-Backed Securities Trust
35,325	Series 2006-AR19-A1 6.931%, 12/25/2036(i)	34,481

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	WFRBS Commercial Mortgage Trust
$214,000	Series 2011-C3-D 5.464%, 03/15/2044(d)(i)	$84,259
395,000	Series 2011-C4-E 4.960%, 06/15/2044(d)(i)	360,387
1,020,000	Series 2012-C10-C 4.311%, 12/15/2045(i)	857,751

TOTAL MORTGAGE-BACKED SECURITIES (Cost $90,648,661)		66,732,326

Shares
SHORT-TERM INVESTMENTS: 43.3%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.9%
6,442,601	State Street Navigator Securities Lending Government Money Market Portfolio, 4.360%(q)(r)	6,442,601

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,442,601)		6,442,601

Principal Amount^
REPURCHASE AGREEMENTS: 21.3%
$72,352,336	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $72,861,800, U.S. Treasury Notes, 4.000% - 4.125%, due 06/15/2026 - 02/29/2028, value $73,808,405] (proceeds $72,355,070)(s)	$72,352,336

TOTAL REPURCHASE AGREEMENTS (Cost $72,352,336)		72,352,336

TREASURY BILLS: 20.1%
	U.S. Treasury Bills
580,000	2.804%, 04/03/2025(j)(t)	579,865
600,000	3.785%, 04/10/2025(j)(t)	599,369
35,000,000	3.911%, 04/15/2025(c)(j)(t)	34,942,962
22,500,000	10.399%, 04/15/2025(j)(s)(t)	22,462,878
3,010,000	3.953%, 04/17/2025(b)(j)(t)	3,004,381
1,400,000	4.619%, 04/17/2025(j)(t)	1,397,359
1,500,000	4.151%, 07/31/2025(b)(j)(t)	1,478,964
1,000,000	4.166%, 08/07/2025(b)(j)(t)	985,245
2,800,000	3.982%, 09/04/2025(b)(j)(t)	2,750,435

TOTAL TREASURY BILLS (Cost $68,141,380)		68,201,458

TOTAL SHORT-TERM INVESTMENTS (Cost $146,936,317)		146,996,395

TOTAL PURCHASED OPTIONS (Cost $19,935): 0.0%		530

TOTAL INVESTMENTS (Cost: $379,927,302): 95.5%		323,982,578

Other Assets in Excess of Liabilities: 4.5%		15,335,992

NET ASSETS: 100.0%		$339,318,570

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Securities with an aggregate fair value of $3,126,835 have been pledged as collateral for options, credit default swaps, securities sold short and futures positions.
(c)	Security, or portion thereof, is out on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2025.
(g)	Floating Interest Rate at March 31, 2025.
(h)	Security is not accruing interest.
(i)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2025.
(j)	The rate shown represents yield-to-maturity.
(k)	Security is currently in default and/or non-income producing.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(m)	Pay-in-kind security.
(n)	Perpetual Call.
(o)	Principal Only security.
(p)	Interest Only security. Security with a notional or nominal principal amount.
(q)	The rate disclosed is the 7 day net yield as of March 31, 2025.
(r)	Represents security purchased with cash collateral received for securities on loan.
(s)	All or a portion of this security is held by the iMGP Alternative Strategies Subsidiary.
(t)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

EUR	Euro

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

UNFUNDED LOAN COMMITMENTS — At March 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Lealand Finance Co. BV, 0.500%, 06/30/2027	$953,779	$495,965	$(457,814)

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$379,924,250

Gross unrealized appreciation	12,332,663
Gross unrealized depreciation	(69,145,702)

Net unrealized depreciation	$(56,813,039)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT March 31, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Omnicom Group, Inc.	Morgan Stanley & Co.	$100.00	4/17/2025	81	$671,571	$405	$19,678	$(19,273)
Put
Paycor Hcm, Inc.	Morgan Stanley & Co.	17.50	6/20/2025	7	15,708	35	47	(12)
Paycor Hcm, Inc.	Morgan Stanley & Co.	20.00	6/20/2025	18	40,392	90	210	(120)

Total Purchased Options						$530	$19,935	$(19,405)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at March 31, 2025 (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS: (0.0)%
(20)	iShares S&P 500 Growth ETF	$(1,856)
(10)	SPDR Portfolio S&P 500 Growth ETF	(804)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,052)		$(2,660)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,052)		$(2,660)

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2025 (Unaudited)

At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2025	Fund Delivering	U.S. $ Value at March 31, 2025	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/30/2025	EUR	$374,071	USD	$374,140	$—	$(69)
	4/30/2025	USD	361,130	EUR	374,071	—	(12,941)

			$735,201		$748,211	$—	$(13,010)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2025 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Gold 100 Oz Futures (b)	35	$10,686,807	$11,026,050	6/26/2025	$339,243
MSCI EAFE Index Futures	143	17,729,259	17,276,545	6/20/2025	(452,714)
MSCI Emerging Market Index	65	3,684,870	3,610,100	6/20/2025	(74,770)
Nasdaq 100 E-mini Futures	4	1,556,416	1,555,160	6/20/2025	(1,256)
Russell 2000 E-mini Futures	7	704,514	709,485	6/20/2025	4,971
S&P Mid Cap 400 E-mini Futures	4	1,153,054	1,175,440	6/20/2025	22,386
U.S. Dollar Index Futures	117	12,068,509	12,154,311	6/16/2025	85,802
U.S. Treasury 10-Year Note Futures	55	6,126,359	6,117,031	6/18/2025	(9,328)
U.S. Treasury 2-Year Note Futures	203	41,933,169	42,055,891	6/30/2025	122,722
U.S. Treasury 5-Year Note Futures	90	9,696,869	9,734,063	6/30/2025	37,194
U.S. Treasury Long Bond Futures	18	2,079,180	2,111,062	6/18/2025	31,882
U.S. Treasury Ultra-Long Bond Futures	11	1,328,274	1,344,750	6/18/2025	16,476

Total Long					$122,608

Futures Contracts - Short
Euro FX Currency Futures	(201)	$(27,521,664)	$(27,290,775)	6/16/2025	$230,889
Japanese Yen Currency Futures	(70)	(5,926,848)	(5,879,125)	6/16/2025	47,723
S&P 500 E-Mini Index Futures	(12)	(3,491,145)	(3,391,950)	6/20/2025	99,195
U.S. Treasury 10-Year Note Futures	(247)	(27,272,402)	(27,471,031)	6/18/2025	(198,629)
U.S. Treasury 10-Year Ultra Note Futures	(202)	(22,766,804)	(23,053,250)	6/18/2025	(286,446)
U.S. Treasury 2-Year Note Futures	(140)	(28,917,482)	(29,004,063)	6/30/2025	(86,581)
U.S. Treasury 5-Year Note Futures	(453)	(48,405,840)	(48,994,781)	6/30/2025	(588,941)
U.S. Treasury Long Bond Futures	(43)	(5,049,891)	(5,043,094)	6/18/2025	6,797
U.S. Treasury Ultra-Long Bond Futures	(6)	(740,246)	(733,500)	6/18/2025	6,746
WTI Crude Futures (b)	(98)	(6,712,686)	(6,953,100)	5/20/2025	(240,414)

Total Short					$(1,009,661)

Total Futures Contracts					$(887,053)

(a)

Citigroup Global Markets, Inc., Goldman Sachs & Co., and JPMorgan Chase Bank N.A. are the counterparties for Open Futures Contracts held by the Fund and the iMGP Alternative Strategies Subsidiary at March 31, 2025.

(b)	Contract held by the iMGP Alternative Strategies Subsidiary.

iMGP Alternative Strategies Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SWAPS AT March 31, 2025 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2025	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation
Buy Protection
CDX North America High Yield Index Series 43 5.000%, 12/20/2029	12/20/2029	(5.000%)	3.623%	$ (18,000,000)	Quarterly	$(962,874)	$(1,452,044)	$489,170

Total Buy Protection						$(962,874)	$(1,452,044)	$489,170

Total						$(962,874)	$(1,452,044)	$489,170

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 43.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Communication Services: 0.0%
801	Xplornet Communications, Inc.*	$3,555

Consumer Staples: 0.0%
1,043	Endo, Inc.*	25,032
30,089	Moran Foods LLC*	2,242

		27,274

Materials: 0.0%
563	Yak Blocker 2 LLC*(a)	952
609	Yak Blocker 2 LLC*(a)	1,029

		1,981

TOTAL COMMON STOCKS (Cost $25,294)		32,810

PREFERRED STOCKS: 1.8%
Financials: 1.8%
	American National Group, Inc.
3,000	7.375%, 01/15/2030(b)(c)	77,160
	CION Investment Corp.
20,000	7.500%, 12/30/2029	498,800
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	37,800
	Crescent Capital BDC, Inc.
8,900	5.000%, 05/25/2026(c)	219,830
	Eagle Point Credit Co., Inc.
32,000	5.375%, 01/31/2029	736,000
	Oxford Lane Capital Corp.
23,400	5.000%, 01/31/2027	557,856
	Selective Insurance Group, Inc. - Series B
2,000	4.600%, 12/15/2025(b)	36,260
	Trinity Capital, Inc.
25,000	7.875%, 03/30/2029	628,250

TOTAL PREFERRED STOCKS (Cost $2,911,149)		2,791,956

Principal Amount^
ASSET-BACKED SECURITIES: 15.8%
Home Equity ABS: 0.7%
	FIGRE Trust
$79,295	Series 2024-HE1-B 6.506%, 03/25/2054(d)(e)	80,354
123,687	Series 2024-HE2-C 6.720%, 05/25/2054(d)(e)	125,517
128,594	Series 2024-HE3-C 6.229%, 07/25/2054(d)(e)	129,763
144,844	Series 2025-HE1-C 6.029%, 01/25/2055(d)(e)	145,109
	Morgan Stanley ABS Capital I, Inc. Trust
252,101	Series 2006-HE8-A2D 4.655%, 10/25/2036(f) 1 mo. USD Term SOFR + 0.334%	110,265
333,940	Series 2007-HE4-A2C 4.665%, 02/25/2037(f) 1 mo. USD Term SOFR + 0.344%	106,497

Principal Amount^		Value
Home Equity ABS (continued)
	Morgan Stanley IXIS Real Estate Capital Trust
$511,183	Series 2006-2-A3 4.585%, 11/25/2036(f) 1 mo. USD Term SOFR + 0.264%	$164,074
332,269	Series 2006-2-A4 4.655%, 11/25/2036(f) 1 mo. USD Term SOFR + 0.334%	106,646
	Saluda Grade Alternative Mortgage Trust
78,079	Series 2023-FIG4-B 7.115%, 11/25/2053(d)(e)	80,858
	Vista Point Securitization Trust
115,964	Series 2024-CES1-A1 6.676%, 05/25/2054(d)(g)	117,313

		1,166,396

Other ABS: 15.0%
	AASET
239,012	Series 2024-1A-A1 6.261%, 05/16/2049(d)	244,533
	AASET Ltd.
241,370	Series 2024-2A-A 5.930%, 09/16/2049(d)	243,947
	AASET Trust
41,157	Series 2019-1-A 3.844%, 05/15/2039(d)	39,940
220,258	Series 2019-2-B 4.458%, 10/16/2039(d)	134,416
80,397	Series 2020-1A-B 4.335%, 01/16/2040(d)	72,159
346,469	Series 2021-2A-B 3.538%, 01/15/2047(d)	321,054
248,450	Series 2025-1A-A 5.943%, 02/16/2050(d)	250,866
	AASET U.S. Ltd.
22,815	Series 2018-2A-A 4.454%, 11/18/2038(d)	22,478
	ABPCI Direct Lending Fund ABS I Ltd.
88,907	Series 2020-1A-B 4.935%, 12/29/2030(d)	86,545
	ABPCI Direct Lending Fund ABS IV LP
250,000	Series 2024-1A-B 9.639%, 05/01/2034(d)	250,970
	ABPCI Direct Lending Fund CLO XV Ltd.
250,000	Series 2023-15A-C 8.487%, 10/30/2035(d)(f) 3 mo. USD Term SOFR + 4.200%	252,501
	Adams Outdoor Advertising LP
280,000	Series 2023-1-A2 6.967%, 07/15/2053(d)	288,281
	Aligned Data Centers Issuer LLC
150,000	Series 2021-1A-B 2.482%, 08/15/2046(d)	143,625
	ALLO Issuer LLC
100,000	Series 2024-1A-B 7.150%, 07/20/2054(d)	101,940

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Anchorage Credit Funding 4 Ltd.
$250,000	Series 2016-4A-CR 3.523%, 04/27/2039(d)	$215,720
	Applebee’s Funding LLC/IHOP Funding LLC
297,000	Series 2019-1A-A2II 4.723%, 06/05/2049(d)	291,594
	Aquila Funding
250,000	7.400%, 09/30/2045	255,394
	ARES Direct Lending CLO 2 LLC
100,000	Series 2024-2A-D 8.193%, 10/20/2036(d)(f) 3 mo. USD Term SOFR + 3.900%	100,233
	Ares Finance Co. LLC
500,000	0.000%, 10/15/2036(e)	710,000
	Ballyrock CLO 14 Ltd.
250,000	Series 2020-14A-SUB 0.404%, 07/20/2037(d)(h)	187,642
	BCRED CLO LLC
250,000	Series 2025-1A-C 6.283%, 04/20/2037(d)(f) 3 mo. USD Term SOFR + 2.000%	250,119
	Blue Stream Issuer LLC
100,000	Series 2023-1A-B 6.898%, 05/20/2053(d)	101,896
50,000	Series 2024-1A-B 6.043%, 11/20/2054(d)	50,502
	Business Jet Securities LLC
203,510	Series 2022-1A-B 5.192%, 06/15/2037(d)	199,686
454,408	Series 2024-1A-B 6.924%, 05/15/2039(d)	466,226
	CARS-DB4 LP
200,000	Series 2020-1A-B3 4.950%, 02/15/2050(d)	180,865
	CARS-DB7 LP
98,125	Series 2023-1A-A2 6.500%, 09/15/2053(d)	99,530
320,000	Series 2023-1A-B 7.750%, 09/15/2053(d)	324,180
	Castlelake Aircraft Securitization Trust
31,621	Series 2018-1-A 4.125%, 06/15/2043(d)	30,683
	Castlelake Aircraft Structured Trust
143,197	Series 2021-1A-A 3.474%, 01/15/2046(d)	138,440
38,941	Series 2021-1A-B 6.656%, 01/15/2046(d)	38,934
248,363	Series 2025-1A-A 5.783%, 02/15/2050(d)	250,124
	Cerberus Loan Funding XLII LLC
250,000	Series 2023-3A-C 8.458%, 09/13/2035(d)(f) 3 mo. USD Term SOFR + 4.150%	252,619

Principal Amount^		Value
Other ABS (continued)
	Cerberus Loan Funding XLIV LLC
$250,000	Series 2023-5A-C 8.502%, 01/15/2036(d)(f) 3 mo. USD Term SOFR + 4.200%	$254,703
	Cerberus Loan Funding XLV LLC
250,000	Series 2024-1A-C 7.452%, 04/15/2036(d)(f) 3 mo. USD Term SOFR + 3.150%	252,288
	Cerberus Loan Funding XLVI LP
250,000	Series 2024-2A-C 7.352%, 07/15/2036(d)(f) 3 mo. USD Term SOFR + 3.050%	253,035
	Cerberus Loan Funding XLVII LLC
250,000	Series 2024-3A-D 8.652%, 07/15/2036(d)(f) 3 mo. USD Term SOFR + 4.350%	251,689
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 7.655%, 04/20/2030(d)(f) 3 mo. USD Term SOFR + 3.362%	250,462
	DigitalBridge Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(d)	337,112
	Dryden 87 CLO Ltd.
300,000	Series 2021-87A-SUB 0.823%, 05/20/2034(d)(h)	117,596
	Elm Trust
38,157	Series 2020-4A-B 3.866%, 10/20/2029(d)	37,336
	Falcon Aerospace Ltd.
67,922	Series 2017-1-B 6.300%, 02/15/2042(d)	66,569
	First Franklin Mortgage Loan Trust
403,091	Series 2006-FF16-2A4 4.855%, 12/25/2036(f) 1 mo. USD Term SOFR + 0.534%	164,067
	FirstKey Homes Trust
150,000	Series 2020-SFR2-G1 4.000%, 10/19/2037(d)	147,842
100,000	Series 2020-SFR2-G2 4.500%, 10/19/2037(d)	98,776
	Fortress Credit BSL XV Ltd.
250,000	Series 2022-2A-CR 6.893%, 10/18/2033(d)(f) 3 mo. USD Term SOFR + 2.600%	249,106
	Fortress Credit Opportunities IX CLO Ltd.
250,000	Series 2017-9A-A2TR 6.364%, 10/15/2033(d)(f) 3 mo. USD Term SOFR + 2.062%	250,122
	GAIA Aviation Ltd.
169,097	Series 2019-1-A 3.967%, 12/15/2044(d)(g)	161,255
144,422	Series 2019-1-B 5.193%, 12/15/2044(d)(g)	131,003

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	GoldenTree Loan Management U.S. CLO 9 Ltd.
$250,000	Series 2021-9A-CR 6.693%, 04/20/2037(d)(f) 3 mo. USD Term SOFR + 2.400%	$250,458
250,000	Series 2021-9A-DR 7.643%, 04/20/2037(d)(f) 3 mo. USD Term SOFR + 3.350%	251,360
	Golub Capital Partners ABS Funding Ltd.
51,681	Series 2020-1A-B 4.496%, 01/22/2029(d)	51,386
	Golub Capital Partners CLO 46M Ltd.
250,000	Series 2019-46A-CR 7.343%, 04/20/2037(d)(f) 3 mo. USD Term SOFR + 3.050%	252,328
	Hotwire Funding LLC
750,000	Series 2021-1-C 4.459%, 11/20/2051(d)	724,007
	IP Lending X Ltd.
320,000	Series 2023-10A-SNR 7.750%, 07/02/2029(d)	320,000
	JOL Air Ltd.
142,043	Series 2019-1-A 3.967%, 04/15/2044(d)	139,276
	KDAC Aviation Finance Ltd.
94,197	Series 2017-1A-A 4.212%, 12/15/2042(d)	91,734
	LCM 35 Ltd.
520,000	Series 35A-SUB 1.749%, 10/15/2034(d)(h)	126,448
	LCM 37 Ltd.
300,000	Series 37A-SUB 1.999%, 04/15/2034(d)(h)	117,000
	Lunar Structured Aircraft Portfolio Notes
184,320	Series 2021-1-B 3.432%, 10/15/2046(d)	170,582
	MACH 1 Cayman Ltd.
87,978	Series 2019-1-A 3.474%, 10/15/2039(d)	84,743
	Madison Park Funding LVIII Ltd.
250,000	Series 2024-58A-D 7.950%, 04/25/2037(d)(f) 3 mo. USD Term SOFR + 3.650%	251,755
	Madison Park Funding XLVIII Ltd.
250,000	Series 2021-48A-D 7.555%, 04/19/2033(d)(f) 3 mo. USD Term SOFR + 3.262%	250,461
	MAPS Trust
189,419	Series 2021-1A-A 2.521%, 06/15/2046(d)	176,705
	MCA Fund Holding LLC
105,006	Series 2020-1-B 4.247%, 11/15/2035(d)	102,735

Principal Amount^		Value
Other ABS (continued)
	MidOcean Credit CLO VII
$500,000	Series 2017-7A-CR 6.764%, 07/15/2029(d)(f) 3 mo. USD Term SOFR + 2.462%	$500,794
	Monroe Capital ABS Funding Ltd.
122,300	Series 2021-1A-A2 2.815%, 04/22/2031(d)	120,632
	Monroe Capital Income Plus ABS Funding LLC
129,600	Series 2022-1A-B 5.150%, 04/30/2032(d)	124,397
	Nassau CFO LLC
87,700	Series 2019-1-A 3.980%, 08/15/2034(d)	80,336
	Navigator Aircraft ABS Ltd.
384,310	Series 2021-1-B 3.571%, 11/15/2046(d)(g)	358,166
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.970%, 10/16/2034(d)(h)	168,684
	Northwoods Capital 20 Ltd.
250,000	Series 2019-20A-DR 8.832%, 01/25/2032(d)(f) 3 mo. USD Term SOFR + 4.532%	250,346
	Octagon 74 Ltd.
250,000	Series 2025-2A-SUB 1.342%, 04/22/2038(d)(h)	216,236
	OHA Credit Partners VII Ltd.
250,000	Series 2012-7A-ER4 8.822%, 02/20/2038(d)(f) 3 mo. USD Term SOFR + 4.500%	247,228
	OnDeck Asset Securitization IV LLC
540,000	Series 2025-1A-C 6.640%, 04/19/2032(d)	541,736
	OnDeck Asset Securitization Trust IV LLC
340,000	Series 2023-1A-B 8.250%, 08/19/2030(d)	350,015
	Oportun Issuance Trust
350,000	Series 2022-A-B 5.250%, 06/09/2031(d)	349,855
	Owl Rock CLO I LLC
250,000	Series 2019-1A-C 8.572%, 02/20/2036(d)(f) 3 mo. USD Term SOFR + 4.250%	253,552
	Owl Rock CLO III Ltd.
250,000	Series 2020-3A-BR 6.643%, 04/20/2036(d)(f) 3 mo. USD Term SOFR + 2.350%	250,868
	Owl Rock CLO IX LLC
250,000	Series 2022-9A-CR 6.819%, 11/22/2037(d)(f) 3 mo. USD Term SOFR + 2.300%	248,086
	Owl Rock CLO VIII LLC
250,000	Series 2022-8A-CR 0.000%, 04/24/2037(d)(f)(i) -1*3 mo. USD Term SOFR + 2.400%	250,625

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
Other ABS (continued)
	Owl Rock CLO XIII LLC
$250,000	Series 2023-13A-B 7.655%, 09/20/2035(d)(f) 3 mo. USD Term SOFR + 3.350%	$251,825
	Owl Rock CLO XVI LLC
250,000	Series 2024-16A-C 7.593%, 04/20/2036(d)(f) 3 mo. USD Term SOFR + 3.300%	251,383
	Oxford Finance Credit Fund III LP
400,000	Series 2024-A-B 7.548%, 01/14/2032(d)	403,547
	Oxford Finance Funding Trust
197,406	Series 2023-1A-B 7.879%, 02/15/2031(d)	199,724
	Palmer Square Loan Funding Ltd.
250,000	Series 2021-3A-C 7.055%, 07/20/2029(d)(f) 3 mo. USD Term SOFR + 2.762%	250,264
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(d)(e)	104,979
250,000	Series 2023-2A-B 7.000%, 01/25/2032(d)(f) 3 mo. USD Term SOFR + 2.700%	250,347
575,000	Series 2024-3A-SUB 0.000%, 08/08/2032(d)(e)	516,018
	Preston Ridge Partners Mortgage LLC
58,673	Series 2021-5-A1 4.793%, 06/25/2026(d)(g)	58,602
	ReadyCap Lending Small Business Loan Trust
23,157	Series 2019-2-A 7.000%, 12/27/2044(d)(f) U.S. (Fed) Prime Rate - 0.500%	23,113
	Regional Management Issuance Trust
150,000	Series 2025-1-C 5.730%, 04/17/2034(d)	150,510
	RR 39 Ltd.
250,000	Series 2025-39A-SUB 0.811%, 04/15/2038(d)(h)(i)	226,614
	Sapphire Aviation Finance I Ltd.
27,527	Series 2018-1A-A 4.250%, 03/15/2040(d)	27,116
	Sapphire Aviation Finance II Ltd.
136,226	Series 2020-1A-B 4.335%, 03/15/2040(d)	124,144
	SERVPRO Master Issuer LLC
189,500	Series 2019-1A-A2 3.882%, 10/25/2049(d)	185,818
	Sonic Capital LLC
190,833	Series 2020-1A-A2I 3.845%, 01/20/2050(d)	185,890
47,708	Series 2020-1A-A2II 4.336%, 01/20/2050(d)	45,404

Principal Amount^		Value
Other ABS (continued)
	Sprite Ltd.
$135,143	Series 2021-1-A 3.750%, 11/15/2046(d)	$129,821
	Stack Infrastructure Issuer LLC
250,000	Series 2020-1A-A2 1.893%, 08/25/2045(d)	246,818
	Start Ltd.
80,138	Series 2018-1-A 4.089%, 05/15/2043(d)	78,957
	Stream Innovations Issuer Trust
75,490	Series 2024-1A-A 6.270%, 07/15/2044(d)	78,789
	Subway Funding LLC
149,625	Series 2024-1A-A23 6.505%, 07/30/2054(d)	152,202
49,875	Series 2024-3A-A23 5.914%, 07/30/2054(d)	49,262
	Sunbird Engine Finance LLC
141,792	Series 2020-1A-B 4.703%, 02/15/2045(d)	137,735
	Switch ABS Issuer LLC
100,000	Series 2024-1A-A2 6.280%, 03/25/2054(d)	101,503
50,000	Series 2024-2A-A2 5.436%, 06/25/2054(d)	49,957
100,000	Series 2025-1A-A2 5.036%, 03/25/2055(d)	96,561
	Symphony CLO 41 Ltd.
360,000	Series 2024-41A-SUB 1.323%, 07/20/2037(d)(h)	309,738
	Symphony CLO XXXI Ltd.
650,000	Series 2022-31A-SUB 0.324%, 04/22/2050(d)(h)	370,476
	Taco Bell Funding LLC
187,500	Series 2016-1A-A23 4.970%, 05/25/2046(d)	187,359
	Thrust Engine Leasing DAC
376,229	Series 2021-1A-B 6.121%, 07/15/2040(d)	369,305
	Vault DI Issuer LLC
250,000	Series 2021-1A-A2 2.804%, 07/15/2046(d)	240,440
	VB-S1 Issuer LLC
250,000	Series 2022-1A-F 5.268%, 02/15/2052(d)	241,540
100,000	Series 2024-1A-F 8.871%, 05/15/2054(d)	104,006
	VCP RRL ABS I Ltd.
37,122	Series 2021-1A-C 5.425%, 10/20/2031(d)	34,293
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 4.546%, 09/10/2029(d)(h)	263
	Willis Engine Structured Trust VII
209,926	Series 2023-A-A 8.000%, 10/15/2048(d)	217,868

		23,745,328

WL Collateral CMO: 0.1%
	FIGRE Trust
143,189	Series 2024-HE6-C 5.974%, 12/25/2054(d)(e)	143,655

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
TOTAL ASSET-BACKED SECURITIES (Cost $26,183,579)		25,055,379

BANK LOANS: 23.2%
Basic Materials: 1.1%
	AAP Buyer, Inc.
$89,775	7.075%, 09/09/2031(f) 1 mo. USD Term SOFR + 2.750%	$89,551
	Arsenal AIC Parent LLC
99,750	7.075%, 08/19/2030(f) 1 mo. USD Term SOFR + 2.750%	99,201
	Discovery Purchaser Corp.
150,000	8.040%, 10/04/2029(f) 3 mo. USD Term SOFR + 3.750%	148,781
	GEON Performance Solutions LLC
1,130,788	8.811%, 08/18/2028(f) 3 mo. USD Term SOFR + 4.250%	1,116,178
	Illuminate Buyer LLC
99,500	7.325%, 12/31/2029(f) 1 mo. USD Term SOFR + 3.000%	99,376
	Power Services Holding Co.
55,445	8.939%, 11/22/2028(f) 1 mo. USD Term SOFR + 4.500%	55,300
	SCIH Salt Holdings, Inc.
159,600	7.291%, 01/31/2029(f) 3 mo. USD Term SOFR + 3.000%	158,503

		1,766,890

Communications: 2.4%
	Cengage Learning, Inc.
110,523	7.822%-7.829%, 03/24/2031(f) 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%	109,779
	Charter Communications Operating LLC
219,444	6.310%, 12/07/2030(f) 3 mo. USD Term SOFR + 2.000%	218,552
	CNT Holdings I Corp.
70,000	6.802%, 11/08/2032(f) 3 mo. USD Term SOFR + 2.500%	69,655
	Connect Finco SARL
500,500	8.825%, 09/27/2029(f) 1 mo. USD Term SOFR + 4.500%	442,394
	Eagle Broadband Investments LLC
940,868	7.561%, 11/12/2027(f) 3 mo. USD Term SOFR + 3.000%	938,615
	Firstdigital Communications LLC
49,250	8.689%, 12/17/2026(f) 1 mo. USD Term SOFR + 4.250%	48,138

Principal Amount^		Value
Communications (continued)
	LendingTree, Inc.
$544,600	8.440%, 09/15/2028(f) 1 mo. USD Term SOFR + 4.000%	$542,830
	Level 3 Financing, Inc.
20,000	0.000%, 03/22/2032(j)	19,791
	Midcontinent Communications
855,700	6.819%, 08/16/2031(f) 1 mo. USD Term SOFR + 2.500%	856,415
	Speedster Bidco GmbH
150,000	7.549%, 12/10/2031(f) 3 mo. USD Term SOFR + 3.250%	149,977
	Sunrise Financing Partnership
150,000	6.793%, 02/15/2032(f) 3 mo. USD Term SOFR + 2.500%	148,754
	Syndigo LLC
119,386	9.075%, 12/15/2027(f) 3 mo. USD Term SOFR + 4.500%	119,237
	TripAdvisor, Inc.
99,749	7.049%, 07/08/2031(f) 3 mo. USD Term SOFR + 2.750%	98,434
	Xplornet Communications, Inc.
3,986	9.552%, 10/24/2029(f) 3 mo. USD Term SOFR + 5.000%	3,901
14,239	6.052%, 10/24/2031(f) 3 mo. USD Term SOFR + 1.500%	11,266

		3,777,738

Consumer, Cyclical: 3.3%
	ABG Intermediate Holdings 2 LLC
136,813	6.575%, 12/21/2028(f) 1 mo. USD Term SOFR + 2.250%	135,555
	Accuride Corp.
3,577	14.325%, 01/17/2026(f) 1 mo. USD Term SOFR + 10.000%	0
6,716	14.312%, 01/17/2026(f) 1 mo. USD Term SOFR + 10.000%	0
9,591	14.965%, 01/17/2026(f) 3 mo. USD Term SOFR + 10.000%	0
38,342	0.000%, 05/18/2026(k)	0
3,552	16.500%, 10/11/2031(f) U.S. (Fed) Prime Rate - 9.000%	6,870
	Accuride Intermediate Co., Inc.
11,788	8.786%, 03/07/2030(f) 3 mo. USD Term SOFR + 4.500%	11,793
	Air Canada
59,548	6.319%, 03/21/2031(f) 1 mo. USD Term SOFR + 2.000%	58,971

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Cyclical (continued)
	Allen Media LLC
$503,417	9.949%, 02/10/2027(f) 3 mo. USD Term SOFR + 5.500%	$293,995
	Alterra Mountain Co.
149,376	7.325%, 05/31/2030(f) 1 mo. USD Term SOFR + 3.000%	149,749
	American Airlines, Inc.
455,000	9.315%, 04/20/2028(f) 3 mo. USD Term SOFR + 4.750%	464,812
	Caesars Entertainment, Inc.
98,204	6.563%, 02/06/2030(f) 3 mo. USD Term SOFR + 2.250%	97,795
99,249	6.563%, 02/06/2031(f) 3 mo. USD Term SOFR + 2.250%	98,753
	EG Group Ltd.
99,500	8.563%, 02/07/2028(f) 3 mo. USD Term SOFR + 4.250%	99,669
	Fertitta Entertainment LLC
98,728	7.825%, 01/27/2029(f) 1 mo. USD Term SOFR + 3.500%	97,350
	First Brands Group LLC
67,299	9.552%, 03/30/2027(f) 3 mo. USD Term SOFR + 5.000%	62,693
	Foundation Building Materials Holding Co. LLC
99,000	8.552%, 01/29/2031(f) 3 mo. USD Term SOFR + 4.000%	90,606
	FR Refuel LLC
87,200	9.189%, 11/08/2028(f) 1 mo. USD Term SOFR + 4.750%	85,892
	Gibson Brands, Inc.
96,750	9.565%, 08/11/2028(f) 3 mo. USD Term SOFR + 5.000%	95,500
	Gloves Buyer, Inc.
345,000	0.000%, 01/17/2032(j)	332,637
	Great Outdoors Group LLC
384,037	7.575%, 01/23/2032(f) 1 mo. USD Term SOFR + 3.250%	383,701
743,138	0.000%, 01/23/2032(j)	742,487
	Hunter Douglas, Inc.
149,625	7.549%, 01/20/2032(f) 3 mo. USD Term SOFR + 3.250%	143,416
	Laseraway Intermediate Holdings II LLC
90,501	10.315%, 10/14/2027(f) 3 mo. USD Term SOFR + 5.750%	87,334

Principal Amount^		Value
Consumer, Cyclical (continued)
	Oil Changer Holding Corp.
$88,561	11.041%-11.230%, 02/08/2027(f) 1 mo. USD Term SOFR + 6.750%, 3 mo. USD Term SOFR + 6.750%	$87,896
	Pacific Bells LLC
158,743	8.561%, 11/13/2028(f) 3 mo. USD Term SOFR + 4.000%	158,710
	PCI Gaming Authority
148,999	6.325%, 07/18/2031(f) 1 mo. USD Term SOFR + 2.000%	147,768
	Peer Holding III BV
99,750	6.799%, 07/01/2031(f) 3 mo. USD Term SOFR + 2.500%	99,700
	Recess Holdings, Inc.
99,002	8.047%, 02/20/2030(f) 3 mo. USD Term SOFR + 3.750%	99,188
	Tacala LLC
49,501	7.825%, 01/31/2031(f) 1 mo. USD Term SOFR + 3.500%	49,551
	UFC Holdings LLC
149,625	6.580%, 11/21/2031(f) 3 mo. USD Term SOFR + 2.250%	149,416
	United Airlines, Inc.
560,793	6.297%, 02/22/2031(f) 3 mo. USD Term SOFR + 2.000%	560,291
	Vista Management Holding, Inc.
100,000	0.000%, 03/26/2031(j)	99,438
	Weber-Stephen Products LLC
97,000	8.675%, 10/30/2027(f) 1 mo. USD Term SOFR + 4.250%	94,769
	White Cap Buyer LLC
149,625	7.575%, 10/19/2029(f) 1 mo. USD Term SOFR + 3.250%	145,430

		5,231,735

Consumer, Non-cyclical: 5.3%
	A-AG U.S. GSI Bidco, Inc.
145,000	0.000%, 10/31/2031(j)	143,550
435,000	9.299%, 10/31/2031(f) 3 mo. USD Term SOFR + 5.000%	430,650
	Albion Financing 3 SARL
99,251	7.302%, 08/16/2029(f) 3 mo. USD Term SOFR + 3.000%	99,468
	American Residential Services LLC
149,223	7.541%, 02/02/2032(f) 3 mo. USD Term SOFR + 3.250%	148,850

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Non-cyclical (continued)
	Amspec Parent LLC
$86,667	8.549%, 12/22/2031(f) 3 mo. USD Term SOFR + 4.250%	$86,721
	Bausch Health Cos., Inc.
90,563	9.675%, 02/01/2027(f) 1 mo. USD Term SOFR + 5.250%	90,549
	BIFM U.S. Finance LLC
149,625	8.075%, 05/31/2028(f) 1 mo. USD Term SOFR + 3.750%	149,875
	CCRR Parent, Inc.
99,482	8.825%, 03/06/2028(f) 3 mo. USD Term SOFR + 4.250%	44,353
	Chef’s Warehouse Leasing Co. LLC
86,167	7.825%, 08/23/2029(f) 1 mo. USD Term SOFR + 3.500%	86,849
	CHG PPC Parent LLC
69,456	7.439%, 12/08/2028(f) 1 mo. USD Term SOFR + 3.000%	69,456
	Citrin Cooperman Advisors LLC
9,091	0.000%, 03/06/2032(j)	9,037
140,909	0.000%, 03/06/2032(j)	140,073
	Congruex Group LLC
45,902	5.941%, 05/03/2029(f) 3 mo. USD Term SOFR + 1.500%	39,543
	Dermatology Intermediate Holdings III, Inc.
98,233	8.541%, 03/30/2029(f) 3 mo. USD Term SOFR + 4.250%	92,514
	EyeCare Partners LLC
20,039	10.043%, 08/31/2028(f) 3 mo. USD Term SOFR + 5.750%	20,238
85,512	9.003%, 11/30/2028(f)(l) 3 mo. USD Term SOFR + 1.000% Cash, 3.610% PIK	67,373
	Florida Food Products LLC
66,564	9.561%, 10/18/2028(f) 3 mo. USD Term SOFR + 5.000%	56,517
	Fugue Finance BV
149,500	7.496%, 01/09/2032(f) 6 mo. USD Term SOFR + 3.250%	149,558
	Global Medical Response, Inc.
254,491	9.790%, 10/31/2028(f) 3 mo. USD Term SOFR + 5.500%	254,774
	Help At Home, Inc.
168,896	9.325%, 09/24/2031(f) 1 mo. USD Term SOFR + 5.000%	160,873
	Holding Socotec
50,000	0.000%, 06/30/2028(j)	50,094

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Imagefirst Holdings LLC
$150,000	7.549%, 03/12/2032(f) 3 mo. USD Term SOFR + 3.250%	$149,812
	Inception Holdco SARL
99,250	8.049%, 04/18/2031(f) 3 mo. USD Term SOFR + 3.750%	99,545
	Lernen Bidco Ltd.
149,625	8.522%, 10/27/2031(f) 3 mo. USD Term SOFR + 4.000%	149,719
	MB2 Dental Solutions LLC
10,816	9.825%-9.827%, 02/13/2031(f) 1 mo. USD Tem SOFR +5.500%, 3 mo. USD Term SOFR + 5.500	10,816
13,837	9.825%, 02/13/2031(f) 1 mo. USD Term SOFR + 5.500%	13,837
95,559	9.825%, 02/13/2031(f) 1 mo. USD Term SOFR + 5.500%	95,364
	Medline Borrower LP
362,341	6.575%, 10/23/2028(f) 1 mo. USD Term SOFR + 2.250%	362,064
	Moran Foods LLC
5,688	11.649%, 06/30/2026(f) 3 mo. USD Term SOFR + 7.250%	484
12,145	11.649%, 06/30/2026(f) 3 mo. USD Term SOFR + 7.250%	1,034
12,207	11.649%, 06/30/2026(f) 3 mo. USD Term SOFR + 2.000%	12,207
	MPH Acquisition Holdings LLC
79,155	8.037%, 12/31/2030(f) 3 mo. USD Term SOFR + 3.750%	78,576
656,145	9.149%, 12/31/2030(f) 3 mo. USD Term SOFR + 4.600%	541,592
	NFM & J LP
48,097	10.087%, 11/30/2027(f) 6 mo. USD Term SOFR + 5.750%	47,391
48,891	10.087%-10.163%, 11/30/2027(f) 3 mo. USD Term SOFR + 5.750%, 6 mo. USD Term SOFR + 5.750%	48,174
	PABST Financing Newco LLC
76,304	12.288%, 05/08/2028(f) 3 mo. USD Term SOFR + 8.000%	75,541
	Pacific Dental Services LLC
199,496	0.000%, 03/15/2031(j)	198,717
	Parexel International Corp.
375,000	0.000%, 11/15/2028(j)	374,602

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Consumer, Non-cyclical (continued)
	Priority Holdings LLC
$1,256,220	9.075%, 05/16/2031(f) 1 mo. USD Term SOFR + 4.750%	$1,257,595
	Resonetics LLC
88,228	7.545%, 06/18/2031(f) 3 mo. USD Term SOFR + 3.250%	87,830
	ScribeAmerica Intermediate Holdco LLC
45,299	8.939%, 04/03/2025(f) 1 mo. USD Term SOFR + 4.500%	35,503
	Secretariat Advisors LLC
89,247	8.313%, 02/24/2032(f) 3 mo. USD Term SOFR + 4.000%	89,024
	Sotera Health Holdings LLC
616,900	7.549%, 05/30/2031(f) 3 mo. USD Term SOFR + 3.250%	616,514
	Southern Veterinary Partners LLC
208,213	7.575%, 12/04/2031(f) 1 mo. USD Term SOFR + 3.250%	207,879
	System One Holdings LLC
1,129,310	8.049%, 03/02/2028(f) 3 mo. USD Term SOFR + 3.750%	1,130,722
	TMF Group Holding BV
169,575	7.066%, 05/03/2028(f) 1 mo. USD Term SOFR + 2.750%	168,798
	Women’s Care Enterprises LLC
189,377	8.891%, 01/15/2028(f) 3 mo. USD Term SOFR + 4.500%	175,885
	WW International, Inc.
9,000	8.052%, 04/13/2028(f) 3 mo. USD Term SOFR + 3.500%	2,331

		8,422,471

Energy: 1.2%
	AL GCX Holdings LLC
149,401	6.314%, 05/17/2029(f) 1 mo. USD Term SOFR + 2.000%	149,080
	AL NGPL Holdings LLC
280,053	6.788%, 04/13/2028(f) 3 mo. USD Term SOFR + 2.500%	280,543
	BANGL LLC
98,502	8.810%, 02/01/2029(f) 3 mo. USD Term SOFR + 4.500%	98,871
	GIP Pilot Acquisition Partners LP
50,000	6.302%, 10/04/2030(f) 3 mo. USD Term SOFR + 2.000%	49,867

Principal Amount^		Value
Energy (continued)
	Hilcorp Energy I LP
$255,000	6.322%, 02/11/2030(f) 1 mo. USD Term SOFR + 2.000%	$254,961
	Par Petroleum LLC
159,341	8.038%, 02/28/2030(f) 3 mo. USD Term SOFR + 3.750%	156,852
	Rockpoint Gas Storage Partners LP
897,750	7.299%, 09/18/2031(f) 3 mo. USD Term SOFR + 3.000%	896,628
	Venture Global Calcasieu Pass LLC
17,347	7.300%, 08/19/2026(f) 1 mo. USD Term SOFR + 2.875%	17,379

		1,904,181

Financial: 3.1%
	AllSpring Buyer LLC
100,000	0.000%, 11/01/2030(j)	100,026
274,005	7.313%, 11/01/2030(f) 3 mo. USD Term SOFR + 3.000%	274,075
	AmWINS Group, Inc.
149,625	6.575%, 01/30/2032(f) 1 mo. USD Term SOFR + 2.250%	148,608
	Apex Group Treasury LLC
180,000	7.819%, 02/27/2032(f) 3 mo. USD Term SOFR + 3.500%	179,663
	AqGen Island Holdings, Inc.
98,692	7.325%, 08/02/2028(f) 1 mo. USD Term SOFR + 3.000%	98,229
	Ardonagh Midco 3 PLC
50,000	7.030%-7.049%, 02/15/2031(f) 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%	49,437
100,000	0.000%, 02/15/2031(j)	98,875
	Aretec Group, Inc.
148,629	7.825%, 08/09/2030(f) 1 mo. USD Term SOFR + 3.500%	147,600
	Asurion LLC
49,750	8.575%, 09/19/2030(f) 1 mo. USD Term SOFR + 4.250%	49,187
98,246	8.675%, 08/19/2028(f) 1 mo. USD Term SOFR + 4.250%	97,491
	Blackhawk Network Holdings, Inc.
159,450	8.325%, 03/12/2029(f) 1 mo. USD Term SOFR + 4.000%	159,023
	Capstone Acquisition Holdings, Inc.
137,235	8.925%, 11/13/2029(f) 1 mo. USD Term SOFR + 4.500%	136,533

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Financial (continued)
	Chrysaor Bidco SARL
$92,881	7.789%, 10/30/2031(f) 3 mo. USD Term SOFR + 3.500%	$93,180
	Citadel Securities LP
148,388	6.325%, 10/31/2031(f) 1 mo. USD Term SOFR + 2.000%	148,407
	Cliffwater LLC
150,000	0.000%, 10/07/2030(j)	150,000
	Cross Financial Corp.
99,750	7.575%, 10/31/2031(f) 1 mo. USD Term SOFR + 3.250%	99,875
	Deerfield Dakota Holding LLC
99,478	8.049%, 04/09/2027(f) 3 mo. USD Term SOFR + 3.750%	94,639
	Eisner Advisory Group LLC
98,754	8.325%, 02/28/2031(f) 1 mo. USD Term SOFR + 4.000%	98,793
	Fiserv Investment Solutions, Inc.
98,705	8.322%, 02/18/2027(f) 3 mo. USD Term SOFR + 4.000%	98,335
	Focus Financial Partners LLC
11,610	0.000%, 09/15/2031(j)	11,512
38,294	7.075%, 09/15/2031(f) 1 mo. USD Term SOFR + 2.750%	37,970
	Higginbotham Insurance Agency, Inc.
142,210	8.825%, 11/24/2028(f) 1 mo. USD Term SOFR + 4.500%	141,224
	HighTower Holdings LLC
135,406	7.291%, 02/03/2032(f) 3 mo. USD Term SOFR + 3.000%	134,645
	Howden Group Holdings Ltd.
149,250	7.325%, 02/15/2031(f) 1 mo. USD Term SOFR + 3.000%	148,393
	HV Eight LLC
401,192 (EUR)	5.828%, 11/22/2027(f) 3 mo. EURIBOR + 3.500%	431,610
	KREF Holdings X LLC
744,907	0.000%, 02/26/2032(j)	742,118
	Midcap Financial Holdings Trust
435,000	7.814%, 04/15/2027(f) 1 mo. USD Term SOFR + 3.500%	435,000
	PABST Financing Newco LLC
209,423	10.555%, 05/08/2028(f) 3 mo. USD Term SOFR + 6.000%	206,091
	PMH Newco LP
233,705	7.422%, 10/02/2030(f) 3 mo. USD Term SOFR + 3.150%	233,415

Principal Amount^		Value
Financial (continued)
	PMH SPV C LLC
$64,062	7.476%, 10/02/2030(f) 3 mo. USD Term SOFR + 3.150%	$63,859
	Saphilux SARL
99,251	7.933%, 07/18/2028(f) 6 mo. USD Term SOFR + 3.500%	99,499

		5,007,312

Industrial: 3.4%
	Anchor Packaging, Inc.
98,475	7.575%, 07/18/2029(f) 1 mo. USD Term SOFR + 3.250%	98,536
	API Holdings III LLC
8,041	11.299%, 03/25/2027(f)(l) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	8,081
106,770	11.299%, 05/10/2027(f)(l) 3 mo. USD Term SOFR + 1.000% Cash, 6.000% PIK	86,751
	Arcline FM Holdings LLC
99,246	8.803%, 06/23/2028(f) 3 mo. USD Term SOFR + 4.500%	98,948
	Azuria Water Solutions, Inc.
98,755	7.325%, 05/17/2028(f) 1 mo. USD Term SOFR + 3.000%	98,287
	Bettcher Industries, Inc.
49,871	0.000%, 12/14/2028(j)	49,435
98,980	8.299%, 12/14/2028(f) 3 mo. USD Term SOFR + 4.000%	98,114
	CP Atlas Buyer, Inc.
50,877	8.175%, 11/23/2027(f) 1 mo. USD Term SOFR + 3.750%	47,246
	Cube Industrials Buyer, Inc.
150,000	0.000%, 10/17/2031(j)	149,188
	Dispatch Acquisition Holdings LLC
59,608	8.699%, 03/27/2028(f) 3 mo. USD Term SOFR + 4.250%	56,329
	EMRLD Borrower LP
84,683	6.933%, 05/31/2030(f) 6 mo. USD Term SOFR + 2.500%	84,019
507,450	6.799%, 08/04/2031(f) 3 mo. USD Term SOFR + 2.500%	503,418
	Genesee & Wyoming, Inc.
149,250	6.049%, 04/10/2031(f) 3 mo. USD Term SOFR + 1.750%	148,037
	GrafTech Finance, Inc.
42,667	10.303%, 12/21/2029(f) 3 mo. USD Term SOFR + 6.000%	43,774
	Ilpea Parent, Inc.
468,863	8.325%, 06/22/2028(f) 1 mo. USD Term SOFR + 4.000%	468,279

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Industrial (continued)
	KKR Apple Bidco LLC
$149,625	6.825%, 09/23/2031(f) 1 mo. USD Term SOFR + 2.500%	$148,713
	Knife River Holdco
200,000	6.292%, 03/08/2032(f) 3 mo. USD Term SOFR + 2.000%	199,750
	Mannington Mills, Inc.
100,000	9.049%, 03/25/2032(f) 3 mo. USD Term SOFR + 4.750%	99,438
	Michael Baker International LLC
149,124	8.325%, 12/01/2028(f) 1 mo. USD Term SOFR + 4.000%	149,000
	Minimax Viking GmbH
180,000	0.000%, 02/20/2032(j)	179,662
	NA Rail Hold Co. LLC
150,000	7.286%, 03/08/2032(f) U.S. (Fed) Prime Rate - 3.000%	150,375
	Newly Weds Foods, Inc.
100,000	6.575%, 03/15/2032(f) 1 mo. USD Term SOFR + 2.250%	99,500
	Pelican Products, Inc.
98,223	8.811%, 12/29/2028(f) 3 mo. USD Term SOFR + 4.250%	90,565
	Propulsion BC Finco SARL
652,385	7.549%, 09/14/2029(f) 3 mo. USD Term SOFR + 3.250%	653,318
	Quikrete Holdings, Inc.
70,000	0.000%, 02/10/2032(j)	69,302
97,130	6.575%, 04/14/2031(f) 1 mo. USD Term SOFR + 2.250%	96,186
	Service Logic Acquisition, Inc.
99,750	7.319%, 10/29/2027(f) 1 mo. USD Term SOFR + 3.000%	99,625
	Stonepeak Nile Parent LLC
760,000	0.000%, 02/04/2032(j)	757,982
	Tidal Waste & Recycling Holdings LLC
520,000	7.799%, 10/24/2031(f) 3 mo. USD Term SOFR + 3.500%	521,056

		5,352,914

Technology: 2.6%
	Apttus Corp.
128,084	7.791%, 05/08/2028(f) 3 mo. USD Term SOFR + 3.500%	128,388
	Aston FinCo SARL
95,000	8.689%, 10/09/2026(f) 1 mo. USD Term SOFR + 4.250%	90,854

Principal Amount^		Value
Technology (continued)
	Athenahealth Group, Inc.
$340,000	7.325%, 02/15/2029(f) 1 mo. USD Term SOFR + 3.000%	$336,600
568,389	7.325%, 02/15/2029(f) 1 mo. USD Term SOFR + 3.000%	562,705
	Boxer Parent Co., Inc.
100,000	7.291%, 07/30/2031(f) 3 mo. USD Term SOFR + 3.000%	98,401
	Central Parent, Inc.
612,273	7.549%, 07/06/2029(f) 3 mo. USD Term SOFR + 3.250%	527,320
	Clearwater Analytics LLC
775,000	0.000%, 02/07/2032(j)	773,063
	Cvent, Inc.
99,750	7.049%, 06/17/2030(f) 3 mo. USD Term SOFR + 2.750%	99,426
	Darktrace PLC
80,000	7.535%, 10/09/2031(f) 3 mo. USD Term SOFR + 3.250%	79,312
	Drake Software LLC
149,245	8.549%, 06/26/2031(f) 3 mo. USD Term SOFR + 4.250%	144,208
	Finastra USA, Inc.
2,514	11.428%, 09/13/2029(f) 6 mo. USD Term SOFR +7.250%	2,504
90,090	11.428%, 09/13/2029(f) 6 mo. USD Term SOFR + 7.250%	90,540
	Kaseya, Inc.
100,000	7.575%, 03/22/2032(f) 1 mo. USD Term SOFR + 3.250%	99,813
	Modena Buyer LLC
99,750	8.791%, 07/01/2031(f) 3 mo. USD Term SOFR + 4.500%	96,809
	Planview Parent, Inc.
149,553	7.799%, 12/17/2027(f) 3 mo. USD Term SOFR + 3.500%	148,244
	Press Ganey Holdings, Inc.
99,500	7.575%, 04/30/2031(f) 1 mo. USD Term SOFR + 3.250%	99,075
	Project Ruby Ultimate Parent Corp.
149,126	7.439%, 03/10/2028(f) 1 mo. USD Term SOFR + 3.000%	148,847
	PushPay USA, Inc.
99,750	8.299%, 08/16/2031(f) 3 mo. USD Term SOFR + 4.000%	99,999

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
Technology (continued)
	Sitecore Holding III AS
$135,675	12.223%, 03/12/2029(f) 3 mo. USD Term SOFR + 7.750%	$135,190
	World Wide Technology Holding Co. LLC
188,108	6.575%, 03/01/2030(f) 1 mo. USD Term SOFR + 2.250%	188,108
	Zuora, Inc.
150,000	7.825%, 02/14/2032(f) 1 mo. USD Term SOFR + 3.500%	148,313

		4,097,719

Utilities: 0.8%
	Calpine Construction Finance Co. LP
99,500	6.325%, 07/31/2030(f) 1 mo. USD Term SOFR + 2.000%	99,334
	Eastern Power LLC
135,000	0.000%, 04/03/2028(j)	132,541
1,076,929	9.575%, 04/03/2028(f) 1 mo. USD Term SOFR + 5.250%	1,057,313

		1,289,188

TOTAL BANK LOANS (Cost $37,534,595)		36,850,148

CONVERTIBLE BONDS: 0.7%
Communications: 0.0%
	Cable One, Inc.
50,000	5.115%, 03/15/2026(h)	47,500

Energy: 0.7%
	XPLR Infrastructure LP
745,000	6.218%, 11/15/2025(d)(h)	721,719
420,000	2.500%, 06/15/2026(d)	401,520

		1,123,239

TOTAL CONVERTIBLE BONDS (Cost $1,159,968)		1,170,739

CORPORATE BONDS: 39.1%
Basic Materials: 1.4%
	Alumina Pty. Ltd.
200,000	6.375%, 09/15/2032(d)	196,909
	Arsenal AIC Parent LLC
100,000	8.000%, 10/01/2030(d)	102,112
	International Flavors & Fragrances, Inc.
90,000	1.230%, 10/01/2025(d)	88,354
	Minerals Technologies, Inc.
165,000	5.000%, 07/01/2028(d)	159,081
	Novelis Corp.
100,000	3.250%, 11/15/2026(d)	96,777
	Olin Corp.
1,260,000	6.625%, 04/01/2033(d)	1,226,325
	SCIL IV LLC/SCIL USA Holdings LLC
100,000 (EUR)	9.500%, 07/15/2028(d)	113,514

Principal Amount^		Value
Basic Materials (continued)
	SK Invictus Intermediate II SARL
$100,000	5.000%, 10/30/2029(d)	$93,862
	SNF Group SACA
100,000 (EUR)	4.500%, 03/15/2032(d)	107,815

		2,184,749

Communications: 3.2%
	Altice France SA
200,000	5.500%, 10/15/2029(d)	158,748
	AMC Networks, Inc.
50,000	10.250%, 01/15/2029(d)	51,822
150,000	4.250%, 02/15/2029(c)	112,731
	Bell Telephone Co. of Canada or Bell Canada
200,000	6.875%, 09/15/2055(e) 5 yr. CMT + 2.390%	201,233
	British Telecommunications PLC
200,000	4.875%, 11/23/2081(d)(e) 5 yr. CMT + 3.493%	183,159
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,255,000	7.375%, 03/01/2031(d)	1,274,972
	Cogent Communications Group LLC
100,000	3.500%, 05/01/2026(d)	97,559
	Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
100,000	7.000%, 06/15/2027(d)	100,599
	Connect Finco SARL/Connect U.S. Finco LLC
290,000	9.000%, 09/15/2029(d)	264,568
	Gen Digital, Inc.
100,000	6.250%, 04/01/2033(d)	99,415
	Level 3 Financing, Inc.
38,188	11.000%, 11/15/2029(d)	42,626
206,000	4.500%, 04/01/2030(d)	166,485
	Match Group Holdings II LLC
50,000	5.000%, 12/15/2027(d)	49,012
50,000	4.625%, 06/01/2028(d)	48,013
	McGraw-Hill Education, Inc.
100,000	5.750%, 08/01/2028(d)	97,594
40,000	8.000%, 08/01/2029(d)	39,388
	Paramount Global
16,000	5.900%, 10/15/2040	14,243
23,000	5.250%, 04/01/2044	18,459
28,000	4.900%, 08/15/2044	21,625
	QTS Good News Facility Revr
601,255	7.800%, 10/09/2028	601,255
	QTS Good News Facility TL
500,000	0.010%, 10/09/2028	499,446
	Rogers Communications, Inc.
150,000	7.000%, 04/15/2055(e) 5 yr. CMT + 2.653%	150,529
	Sirius XM Radio LLC
100,000	3.125%, 09/01/2026(d)	96,954
	TEGNA, Inc.
615,000	4.625%, 03/15/2028	583,125
	Virgin Media Finance PLC
100,000	5.000%, 07/15/2030(c)(d)	85,789

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Vodafone Group PLC
$100,000	5.125%, 06/04/2081(e) 5 yr. CMT + 3.073%	$75,960

		5,135,309

Consumer, Cyclical: 2.9%
	AccorInvest Group SA
100,000 (EUR)	6.375%, 10/15/2029(d)	111,442
	Advance Auto Parts, Inc.
100,000	5.900%, 03/09/2026	99,961
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(d)	68,788
	Air Canada Pass Through Trust
13,058	Series 2020-2-A 5.250%, 10/01/2030(d)	13,123
	Allwyn Entertainment Financing U.K. PLC
120,000 (EUR)	7.250%, 04/30/2030	136,578
	Asbury Automotive Group, Inc.
44,000	4.625%, 11/15/2029(d)	41,261
	Beacon Roofing Supply, Inc.
100,000	6.500%, 08/01/2030(d)	105,272
	Clarios Global LP/Clarios U.S. Finance Co.
44,000	6.250%, 05/15/2026(d)	44,050
100,000	6.750%, 02/15/2030(d)	101,040
	Deuce Finco PLC
100,000 (GBP)	5.500%, 06/15/2027(d)	126,819
	Ferrellgas LP/Ferrellgas Finance Corp.
140,000	5.375%, 04/01/2026(d)	138,649
	Flutter Treasury DAC
200,000	6.375%, 04/29/2029(d)	203,775
	International Game Technology PLC
200,000	4.125%, 04/15/2026(d)	197,748
	JB Poindexter & Co., Inc.
30,000	8.750%, 12/15/2031(d)	30,868
	Lightning eMotors, Inc.
100,000	7.500%, 03/01/2037	94,288
200,000	Series 2022-1-A 5.500%, 03/01/2037	186,791
	Macy’s Retail Holdings LLC
877,000	5.875%, 03/15/2030(d)	835,489
	Motel One GmbH/Muenchen
100,000 (EUR)	7.750%, 04/02/2031(d)	115,673
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(d)	111,128
	Nordstrom, Inc.
485,000	4.375%, 04/01/2030	434,371
	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
97,000	8.000%, 08/01/2030(d)	96,538
	Penn Entertainment, Inc.
100,000	4.125%, 07/01/2029(c)(d)	88,931
	Quicktop Holdco AB
100,000 (EUR)	6.911%, 03/21/2030(d)(f) 3 mo. EURIBOR + 4.500%	109,443
	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
100,000	6.625%, 03/01/2030(d)	94,356

Principal Amount^		Value
Consumer, Cyclical (continued)
	Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
$125,000	6.625%, 05/01/2032(d)	$126,116
	Superior Plus LP/Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(d)	92,375
	Thunderbird Entertainment Group, Inc.
100,000	7.500%, 03/01/2037	94,288
200,000	Series 2022-1-A 5.500%, 03/01/2037	186,791
	TVL Finance PLC
100,000 (EUR)	6.105%, 06/30/2030(f) 3 mo. EURIBOR + 3.750%	106,783
	United Airlines, Inc.
100,000	4.375%, 04/15/2026(d)	98,565
	Velocity Vehicle Group LLC
100,000	8.000%, 06/01/2029(d)	102,706
	Versuni Group BV
100,000 (EUR)	3.125%, 06/15/2028	102,861
	Wabash National Corp.
100,000	4.500%, 10/15/2028(d)	89,909
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
94,000	6.250%, 03/15/2033(d)	91,601

		4,678,377

Consumer, Non-cyclical: 2.8%
	Acadia Healthcare Co., Inc.
200,000	7.375%, 03/15/2033(d)	200,150
	ADT Security Corp.
100,000	4.875%, 07/15/2032(d)	93,465
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
100,000	3.250%, 03/15/2026(d)	97,849
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	7,852
	Ashtead Capital, Inc.
420,000	5.500%, 08/11/2032(d)	417,815
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
510,000	8.250%, 01/15/2030(c)(d)	497,774
	Bausch Health Cos., Inc.
725,000	4.875%, 06/01/2028(d)	585,503
	BCP V Modular Services Finance II PLC
100,000 (EUR)	4.750%, 11/30/2028(d)	104,849
	Becle SAB de CV
200,000	2.500%, 10/14/2031(d)	161,466
	Block, Inc.
100,000	6.500%, 05/15/2032(d)	101,134
	Boost Newco Borrower LLC
200,000	7.500%, 01/15/2031(d)	208,270
	Brink’s Co.
150,000	6.750%, 06/15/2032(d)	152,181
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(d)	91,149
	CPI CG, Inc.
30,000	10.000%, 07/15/2029(d)	32,094

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	CVS Health Corp.
$50,000	7.000%, 03/10/2055(e) 5 yr. CMT + 2.886%	$50,552
	Endo Luxembourg Finance SARL
100,000	6.125%, 04/01/2029(d)	0
	GXO Logistics, Inc.
100,000	6.250%, 05/06/2029	103,140
	Ingles Markets, Inc.
125,000	4.000%, 06/15/2031(d)	113,549
	IQVIA, Inc.
200,000	5.000%, 10/15/2026(d)	198,685
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
50,000	3.750%, 12/01/2031	45,782
100,000	4.375%, 02/02/2052	77,613
	Medline Borrower LP
210,000	3.875%, 04/01/2029(d)	196,349
	Perrigo Finance Unlimited Co.
100,000 (EUR)	5.375%, 09/30/2032	109,555
	Prime Security Services Borrower LLC/Prime Finance, Inc.
63,000	5.750%, 04/15/2026(d)	62,978
	Sammontana Italia SpA
100,000 (EUR)	6.535%, 10/15/2031(d)(f) 3 mo. EURIBOR + 3.750%	108,422
	Smithfield Foods, Inc.
150,000	2.625%, 09/13/2031(d)	127,468
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(d)	176,595
	TriNet Group, Inc.
100,000	7.125%, 08/15/2031(d)	101,584
	Valvoline, Inc.
66,000	3.625%, 06/15/2031(d)	57,407
	Verisure Holding AB
100,000 (EUR)	5.500%, 05/15/2030(d)	110,648
	WW International, Inc.
91,000	4.500%, 04/15/2029(d)	23,282

		4,415,160

Energy: 2.3%
	BP Capital Markets PLC
250,000	4.875%, 03/22/2030(b)(e) 5 yr. CMT + 4.398%	239,887
50,000	6.125%, 03/18/2035(b)(c)(e) 5 yr. CMT + 1.924%	49,330
	Buckeye Partners LP
150,000	3.950%, 12/01/2026	146,299
	Cheniere Energy Partners LP
100,000	5.750%, 08/15/2034	101,228
	CTL AZ Battery Property
100,000	6.730%, 02/20/2046	102,705
	CVR Energy, Inc.
100,000	8.500%, 01/15/2029(d)	96,106
	Energy Transfer LP
510,000	7.375%, 02/01/2031(d)	535,492
	Global Partners LP/GLP Finance Corp.
100,000	7.000%, 08/01/2027	99,799
25,000	6.875%, 01/15/2029	24,961
	Hess Midstream Operations LP
290,000	5.875%, 03/01/2028(d)	291,534

Principal Amount^		Value
Energy (continued)
	HF Sinclair Corp.
$59,000	6.375%, 04/15/2027	$59,772
60,000	6.250%, 01/15/2035	60,155
	ITT Holdings LLC
125,000	6.500%, 08/01/2029(d)	115,423
	Kinetik Holdings LP
100,000	6.625%, 12/15/2028(d)	101,755
100,000	5.875%, 06/15/2030(d)	98,951
	Midwest Connector Capital Co. LLC
99,000	4.625%, 04/01/2029(d)	98,213
	NuStar Logistics LP
100,000	6.375%, 10/01/2030	101,138
	Occidental Petroleum Corp.
100,000	7.875%, 09/15/2031	112,363
	Parkland Corp.
100,000	4.625%, 05/01/2030(d)	93,909
	Sunoco LP
460,000	7.000%, 05/01/2029(d)	470,617
50,000	7.250%, 05/01/2032(d)	51,655
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
150,000	5.500%, 03/01/2030	151,291
	TransMontaigne Partners LLC
25,000	8.500%, 06/15/2030(d)	25,162
	Venture Global Calcasieu Pass LLC
100,000	3.875%, 08/15/2029(d)	92,641
	Venture Global LNG, Inc.
50,000	9.500%, 02/01/2029(d)	53,658
50,000	9.000%, 09/30/2029(b)(d)(e) 5 yr. CMT + 5.440%	47,354
50,000	9.875%, 02/01/2032(d)	53,035
	Viper Energy, Inc.
150,000	5.375%, 11/01/2027(d)	148,650

		3,623,083

Financial: 19.2%
	Acadian Asset Management, Inc.
235,000	4.800%, 07/27/2026	231,895
	Aegon Ltd.
565,000	5.500%, 04/11/2048(e) 6 mo. USD LIBOR + 3.540%	562,792
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
100,000	7.000%, 01/15/2031(d)	100,478
	American Coastal Insurance Corp.
255,000	7.250%, 12/15/2027	248,625
	Americo Life, Inc.
350,000	3.450%, 04/15/2031(d)	303,230
	AmFam Holdings, Inc.
160,000	2.805%, 03/11/2031(d)	132,611
	AP Grange Holdings
397,895	6.500%, 03/20/2045	399,884
	Arbor Realty SR, Inc.
685,000	Series QIB 8.500%, 10/15/2027(d)	666,101
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(e) 5 yr. CMT + 3.186%	376,936
	Bank of America Corp.
1,300,000	Series RR 4.375%, 01/27/2027(b)(e) 5 yr. CMT + 2.760%	1,269,206

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	BlackRock TCP Capital Corp.
$395,000	6.950%, 05/30/2029(c)	$395,247
	Blue Owl Capital Corp.
500,000	3.750%, 07/22/2025	498,483
	Blue Owl Technology Finance Corp.
495,000	6.750%, 04/04/2029	501,485
	Brazilian Merchant Voucher Receivables Ltd.
114,376	4.180%, 04/07/2028(a)(e)	113,048
	Bread Financial Holdings, Inc.
745,000	9.750%, 03/15/2029(d)	786,850
	Ceamer Finance II LLC
216,147	6.920%, 11/15/2037	220,233
	Ceamer Finance III LLC
100,000	6.790%, 11/15/2039	101,236
	Charles Schwab Corp.
100,000	Series G 5.375%, 06/01/2025(b)(e) 5 yr. CMT + 4.971%	99,846
100,000	Series H 4.000%, 12/01/2030(b)(e) 10 yr. CMT + 3.079%	88,785
	CION Investment Corp.
230,000	4.500%, 02/11/2026	225,180
	Citigroup, Inc.
100,000	Series FF 6.950%, 02/15/2030(b)(e) 5 yr. CMT + 2.726%	99,979
100,000	Series W 4.000%, 12/10/2025(b)(e) 5 yr. CMT + 3.597%	98,691
150,000	Series X 3.875%, 02/18/2026(b)(e) 5 yr. CMT + 3.417%	146,885
	CNO Financial Group, Inc.
50,000	6.450%, 06/15/2034	52,108
	Comerica Bank
645,000	4.000%, 07/27/2025	642,417
	Corebridge Financial, Inc.
660,000	6.875%, 12/15/2052(c)(e) 5 yr. CMT + 3.846%	674,418
	Cushman & Wakefield U.S. Borrower LLC
71,000	6.750%, 05/15/2028(d)	71,096
	Dai-ichi Life Insurance Co. Ltd.
200,000	6.200%, 01/16/2035(b)(d)(e) 5 yr. CMT + 2.515%	201,129
	DaVinciRe Holdings Ltd.
800,000	5.950%, 04/15/2035(d)	800,417
	Doctors Co. An Interinsurance Exchange
350,000	4.500%, 01/18/2032(d)	303,888
	Dyal Capital Partners III
132,000	Series B 6.550%, 06/15/2044	132,570
	Dyal Capital Partners LP
168,000	6.550%, 06/15/2044	168,737
	Encore Capital Group, Inc.
200,000	8.500%, 05/15/2030(d)	206,096
	Enstar Finance LLC
950,000	5.500%, 01/15/2042(e) 5 yr. CMT + 4.006%	928,281

Principal Amount^		Value
Financial (continued)
	Enstar Group Ltd.
$540,000	7.500%, 04/01/2045(d)(e) 5 yr. CMT + 3.186%	$547,356
	Equitable Holdings, Inc.
200,000	6.700%, 03/28/2055(e) 5 yr. CMT + 2.390%	199,230
146,000	Series B 4.950%, 09/15/2025(b)(e) 5 yr. CMT + 4.736%	145,800
	F&G Annuities & Life, Inc.
400,000	7.400%, 01/13/2028	417,121
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(d)	298,421
	Farmers Insurance Exchange
60,000	7.000%, 10/15/2064(d)(e) 10 yr. CMT + 3.864%	61,399
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(d)(e) 5 yr. CMT + 6.323%	630,044
	Fifth Third Bancorp
400,000	6.361%, 10/27/2028(e) 1 day USD SOFR Index + 2.192%	415,508
	Focus Financial Partners LLC
100,000	6.750%, 09/15/2031(d)	98,573
	Fortitude Group Holdings LLC
50,000	6.250%, 04/01/2030(d)	50,442
	FS KKR Capital Corp.
100,000	3.250%, 07/15/2027	95,695
	Galaxy Bidco Ltd.
150,000 (GBP)	8.125%, 12/19/2029(d)	199,261
	Global Atlantic Fin Co.
516,000	7.950%, 06/15/2033(d)	580,782
50,000	4.700%, 10/15/2051(d)(e) 5 yr. CMT + 3.796%	48,183
24,000	6.750%, 03/15/2054(d)	24,298
460,000	7.950%, 10/15/2054(d)(e) 5 yr. CMT + 3.608%	478,520
	Globe Life, Inc.
10,000	2.150%, 08/15/2030	8,668
20,000	5.850%, 09/15/2034	20,445
	GLP Capital LP/GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	50,089
140,000	4.000%, 01/15/2031	130,560
	Goldman Sachs Group, Inc.
100,000	6.850%, 02/10/2030(b)(e) 5 yr. CMT + 2.461%	101,428
100,000	Series U 3.650%, 08/10/2026(b)(e) 5 yr. CMT + 2.915%	97,187
150,000	Series X 7.500%, 05/10/2029(b)(c)(e) 5 yr. CMT + 2.809%	157,659
	HA Sustainable Infrastructure Capital, Inc.
875,000	6.375%, 07/01/2034(d)	863,781
	HAT Holdings I LLC/HAT Holdings II LLC
450,000	3.375%, 06/15/2026(d)	436,795
	Host Hotels & Resorts LP
150,000	Series I 3.500%, 09/15/2030	137,350

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Hunt Cos., Inc.
$100,000	5.250%, 04/15/2029(d)	$95,378
	Iron Mountain, Inc.
110,000	5.625%, 07/15/2032(d)	105,208
	Jane Street Group/JSG Finance, Inc.
270,000	7.125%, 04/30/2031(d)	277,609
	Jefferies Finance LLC/JFIN Co.-Issuer Corp.
200,000	5.000%, 08/15/2028(d)	188,191
	JPMorgan Chase & Co.
150,000	Series OO 6.500%, 04/01/2030(b)(e) 5 yr. CMT + 2.152%	153,817
	Kennedy-Wilson, Inc.
100,000	4.750%, 03/01/2029	91,576
100,000	4.750%, 02/01/2030	89,541
56,000	5.000%, 03/01/2031	49,280
	KKR Core Holding Co. LLC
89,370	4.000%, 08/12/2031	81,465
	Kuvare U.S. Holdings, Inc.
60,000	Series A 7.000%, 02/17/2051(d)(e) 5 yr. CMT + 6.541%	60,038
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(d)	137,530
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(d)	143,605
	Lvnv Funding LLC
100,000	7.800%, 11/05/2028	104,859
	Main Street Capital Corp.
245,000	6.950%, 03/01/2029	251,922
	Markel Group, Inc.
170,000	6.000%, 06/01/2025(b)(e) 5 yr. CMT + 5.662%	169,233
	Meiji Yasuda Life Insurance Co.
200,000	6.100%, 06/11/2055(d)(e) 5 yr. CMT + 2.911%	199,742
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1,000,000	5.875%, 05/23/2042(d)(e) 5 yr. CMT + 3.982%	1,021,137
	Nationstar Mortgage Holdings, Inc.
70,000	5.000%, 02/01/2026(d)	69,760
	Obra Longevity Fund LP
250,000	Class A 8.478%, 06/30/2039	261,281
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	608,512
	OneAmerica Financial Partners, Inc.
39,000	4.250%, 10/15/2050(d)	29,482
	OneMain Finance Corp.
100,000	9.000%, 01/15/2029	105,032
	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
535,000	6.375%, 02/01/2027(d)	530,400
	PartnerRe Finance B LLC
290,000	4.500%, 10/01/2050(e) 5 yr. CMT + 3.815%	270,807
	PennyMac Financial Services, Inc.
20,000	7.875%, 12/15/2029(d)	20,824
100,000	7.125%, 11/15/2030(d)	101,597
100,000	6.875%, 02/15/2033(d)	99,500

Principal Amount^		Value
Financial (continued)
	PNC Financial Services Group, Inc.
$285,000	Series T 3.400%, 09/15/2026(b)(e) 5 yr. CMT + 2.595%	$272,719
	Reinsurance Group of America, Inc.
25,000	6.650%, 09/15/2055(e) 5 yr. CMT + 2.392%	24,610
	RenaissanceRe Holdings Ltd.
425,000	5.750%, 06/05/2033	431,876
	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
100,000	2.875%, 10/15/2026(d)	95,911
	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
150,000	3.875%, 03/01/2031(d)	134,287
	Ryan Specialty LLC
50,000	5.875%, 08/01/2032(d)	49,389
	Safehold GL Holdings LLC
100,000	6.100%, 04/01/2034	102,742
	Scentre Group Trust 2
910,000	5.125%, 09/24/2080(d)(e) 5 yr. CMT + 4.685%	892,816
	Sculptor Alternative Solutions LLC
500,000	6.000%, 05/15/2037(d)	444,000
	Sherwood Financing PLC
130,000 (EUR)	8.001%, 12/15/2029(f) 3 mo. EURIBOR + 5.500%	140,642
	SiriusPoint Ltd.
200,000	7.000%, 04/05/2029	208,756
	Starwood Property Trust, Inc.
1,060,000	4.375%, 01/15/2027(d)	1,030,758
50,000	6.500%, 07/01/2030(d)	49,872
	State Street Corp.
50,000	Series K 6.450%, 09/15/2030(b)(e) 5 yr. CMT + 2.135%	50,059
	Stewart Information Services Corp.
420,000	3.600%, 11/15/2031	374,568
	Strategic Credit Opportunities Partners LLC
345,000	Series A 4.250%, 04/01/2026	338,882
	Toronto-Dominion Bank
50,000	8.125%, 10/31/2082(e) 5 yr. CMT + 4.075%	51,842
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	311,226
	U.S. Bancorp
925,000	Series N 3.700%, 01/15/2027(b)(e) 5 yr. CMT + 2.541%	879,985
	United Wholesale Mortgage LLC
150,000	5.500%, 04/15/2029(d)	144,715
	Universal Insurance Holdings, Inc.
345,000	5.625%, 11/30/2026	338,635
	VFH Parent LLC/Valor Co.-Issuer, Inc.
100,000	7.500%, 06/15/2031(d)	102,806
	Walker & Dunlop, Inc.
100,000	6.625%, 04/01/2033(d)	99,630
	Wells Fargo & Co.
100,000	7.625%, 09/15/2028(b)(e) 5 yr. CMT + 3.606%	107,178

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
$100,000	6.850%, 09/15/2029(b)(c)(e) 5 yr. CMT + 2.767%	$104,038
100,000	Series BB 3.900%, 03/15/2026(b)(e) 5 yr. CMT + 3.453%	98,071
	Wilton RE Ltd.
166,000	6.000%, 10/22/2030(b)(d)(e) 5 yr. CMT + 5.266%	164,689

		30,505,486

Industrial: 3.6%
	Amsted Industries, Inc.
200,000	6.375%, 03/15/2033(d)	199,208
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(d)	94,176
	Artera Services LLC
50,000	8.500%, 02/15/2031(d)	46,701
	Axon Enterprise, Inc.
250,000	6.125%, 03/15/2030(d)	252,666
	Ball Corp.
63,000	6.875%, 03/15/2028	64,455
	Boeing Co.
100,000	6.528%, 05/01/2034	106,957
	CML Fontainebleau Vegas
250,000	0.600%, 01/31/2026(h)	250,000
	Crown Americas LLC/Crown Americas Capital Corp. VI
100,000	4.750%, 02/01/2026	99,321
	EnerSys
100,000	6.625%, 01/15/2032(d)	101,553
	Enpro, Inc.
100,000	5.750%, 10/15/2026	99,795
	Enviri Corp.
175,000	5.750%, 07/31/2027(d)	167,327
	Flowserve Corp.
60,000	3.500%, 10/01/2030	55,262
	GrafTech Finance, Inc.
105,000	4.625%, 12/23/2029(c)(d)	72,581
	GrafTech Global Enterprises, Inc.
30,000	9.875%, 12/23/2029(d)	23,700
	Graphic Packaging International LLC
100,000	6.375%, 07/15/2032(d)	100,268
	Great Lakes Dredge & Dock Corp.
200,000	5.250%, 06/01/2029(d)	181,140
	Hillenbrand, Inc.
250,000	6.250%, 02/15/2029	250,819
	James Hardie International Finance DAC
1,210,000	5.000%, 01/15/2028(d)	1,176,493
	Masterbrand, Inc.
810,000	7.000%, 07/15/2032(d)	809,653
	Mauser Packaging Solutions Holding Co.
100,000	7.875%, 04/15/2027(d)	98,125
	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
100,000	6.750%, 04/01/2032(d)	99,142
	Sealed Air Corp.
535,000	6.500%, 07/15/2032(c)(d)	541,031

Principal Amount^		Value
Industrial (continued)
	Sealed Air Corp./Sealed Air Corp. U.S.
$100,000	6.125%, 02/01/2028(d)	$100,173
	Standard Building Solutions, Inc.
150,000	6.500%, 08/15/2032(d)	150,151
	TD SYNNEX Corp.
100,000	6.100%, 04/12/2034	102,699
	TopBuild Corp.
50,000	3.625%, 03/15/2029(d)	46,278
	TransDigm, Inc.
100,000	6.875%, 12/15/2030(d)	102,347
	Waste Pro USA, Inc.
150,000	7.000%, 02/01/2033(d)	150,777
	Wrangler Holdco Corp.
100,000	6.625%, 04/01/2032(d)	101,910
	XPO, Inc.
85,000	6.250%, 06/01/2028(d)	86,086

		5,730,794

Technology: 1.3%
	ACI Worldwide, Inc.
100,000	5.750%, 08/15/2026(d)	100,349
	Amentum Holdings, Inc.
117,000	7.250%, 08/01/2032(d)	115,226
	ams-OSRAM AG
770,000	12.250%, 03/30/2029(c)(d)	791,842
	Capstone Borrower, Inc.
100,000	8.000%, 06/15/2030(d)	102,809
	Central Parent, Inc./CDK Global, Inc.
100,000	7.250%, 06/15/2029(d)	86,580
	Cloud Software Group, Inc.
100,000	6.500%, 03/31/2029(d)	97,199
	Dye & Durham Ltd.
40,000	8.625%, 04/15/2029(d)	41,257
	Fair Isaac Corp.
100,000	5.250%, 05/15/2026(d)	100,076
	Foundry JV Holdco LLC
200,000	6.150%, 01/25/2032(d)	207,771
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(d)	88,147
	TeamSystem SpA
100,000 (EUR)	6.285%, 07/31/2031(d)(f) 3 mo. EURIBOR + 3.500%	108,260
	Twilio, Inc.
100,000	3.875%, 03/15/2031	90,166
	VC3, Inc.
155,543	3.500%, 10/15/2041	143,364

		2,073,046

Utilities: 2.4%
	Alexander Funding Trust II
605,000	7.467%, 07/31/2028(d)	643,662
	AmeriGas Partners LP/AmeriGas Finance Corp.
50,000	5.875%, 08/20/2026	49,655
	Atlantica Sustainable Infrastructure PLC
430,000	4.125%, 06/15/2028(d)	404,636
	CMS Energy Corp.
60,000	6.500%, 06/01/2055(e) 5 yr. CMT + 1.961%	58,668

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities (continued)
	ContourGlobal Power Holdings SA
100,000 (EUR)	5.000%, 02/28/2030(d)	$107,175
	Edison International
300,000	7.875%, 06/15/2054(e) 5 yr. CMT + 3.658%	287,299
445,000	Series A 5.375%, 03/09/2026(b)(e) 5 yr. CMT + 4.698%	424,467
	Exelon Corp.
50,000	6.500%, 03/15/2055(e) 5 yr. CMT + 1.975%	49,854
	NextEra Energy Capital Holdings, Inc.
230,000	6.750%, 06/15/2054(e) 5 yr. CMT + 2.457%	235,468
60,000	6.375%, 08/15/2055(e) 5 yr. CMT + 2.053%	60,207
	PacifiCorp
150,000	7.375%, 09/15/2055(e) 5 yr. CMT + 3.319%	151,890
	Southern Co.
50,000	Series 21-A 3.750%, 09/15/2051(e) 5 yr. CMT + 2.915%	48,622
	Terraform Global Operating LP
129,000	6.125%, 03/01/2026(d)	128,766
	Vistra Operations Co. LLC
385,000	6.950%, 10/15/2033(d)	414,130
	XPLR Infrastructure Operating Partners LP
750,000	8.375%, 01/15/2031(c)(d)	737,584

		3,802,083

TOTAL CORPORATE BONDS (Cost $62,443,824)		62,148,087

GOVERNMENT SECURITIES & AGENCY ISSUE: 5.2%
	U.S. Treasury Notes
700,000	2.875%, 06/15/2025(m)	697,909
800,000	3.500%, 09/15/2025(m)	797,601
800,000	4.000%, 12/15/2025(m)	799,424
1,200,000	4.625%, 03/15/2026(m)	1,206,112
1,200,000	4.125%, 06/15/2026(m)	1,201,664
1,200,000	4.625%, 09/15/2026(m)	1,211,086
1,200,000	4.375%, 12/15/2026(m)	1,208,226
1,200,000	4.250%, 03/15/2027	1,207,242

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $8,320,626)		8,329,264

MORTGAGE-BACKED SECURITIES: 10.9%
	ACHM Trust
100,000	Series 2025-HE1-A 5.920%, 03/25/2055(d)(e)	100,113
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 7.031%, 12/18/2037(d)(f) 1 mo. USD Term SOFR + 2.714%	242,099

Principal Amount^		Value
	ACREC LLC
$150,000	Series 2025-FL3-C 6.603%, 08/18/2042(d)(f) 1 mo. USD Term SOFR + 2.291%	$150,132
	Alternative Loan Trust
95,174	Series 2007-OA4-A1 4.775%, 05/25/2047(f) 1 mo. USD Term SOFR + 0.454%	85,032
100,249	Series 2007-OA7-A1A 4.795%, 05/25/2047(f) 1 mo. USD Term SOFR + 0.474%	91,860
	BAHA Trust
870,000	Series 2024-MAR-C 7.015%, 12/10/2041(d)(e)	900,393
	BCAP LLC Trust
268,160	Series 2006-AA2-A1 4.775%, 01/25/2037(f) 1 mo. USD Term SOFR + 0.454%	246,450
	BDS LLC
150,000	Series 2025-FL14-C 6.193%, 10/21/2042(d)(f) 1 mo. USD Term SOFR + 1.893%	150,288
	BPR Trust
230,000	Series 2022-OANA-C 7.016%, 04/15/2037(d)(f) 1 mo. USD Term SOFR + 2.697%	230,345
	BSPRT Issuer LLC
100,000	Series 2024-FL11-C 6.963%, 07/15/2039(d)(f) 1 mo. USD Term SOFR + 2.644%	100,244
	BX Commercial Mortgage Trust
150,000	Series 2021-VOLT-E 6.434%, 09/15/2036(d)(f) 1 mo. USD Term SOFR + 2.114%	148,100
100,000	Series 2024-AIRC-C 6.909%, 08/15/2039(d)(f) 1 mo. USD Term SOFR + 2.590%	100,180
	BX Trust
100,000	Series 2023-DELC-B 7.658%, 05/15/2038(d)(f) 1 mo. USD Term SOFR + 3.339%	100,413
150,000	Series 2024-VLT4-D 6.759%, 07/15/2029(d)(f) 1 mo. USD Term SOFR + 2.440%	148,862
	BXHPP Trust
200,000	Series 2021-FILM-C 5.533%, 08/15/2036(d)(f) 1 mo. USD Term SOFR + 1.214%	184,658
	BXMT Ltd.
250,000	Series 2020-FL2-D 6.384%, 02/15/2038(d)(f) 1 mo. USD Term SOFR + 2.064%	232,510

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	BXMT Ltd. (continued)
$100,000	Series 2020-FL3-D 7.234%, 11/15/2037(d)(f) 1 mo. USD Term SOFR + 2.914%	$95,248
	Capmark Military Housing Trust
89,462	Series 2007-AET2-A 6.063%, 10/10/2052(d)	83,035
	CD Mortgage Trust
784,333	Series 2017-CD4-XA 1.218%, 05/10/2050(e)(n)	14,819
	CFMT LLC
100,000	Series 2022-HB9-M1 3.250%, 09/25/2037(d)(e)	93,854
	CIM Trust
100,000	Series 2025-R1-A1 5.000%, 02/25/2099(d)(g)	98,464
	Citigroup Mortgage Loan Trust, Inc.
78,639	Series 2022-A-A1 6.170%, 09/25/2062(d)(g)	78,710
	COLT Mortgage Loan Trust
149,046	Series 2025-3-A3 5.707%, 03/25/2070(d)(g)	148,477
	CSMC Trust
93,744	Series 2021-RPL4-A1 4.102%, 12/27/2060(d)(e)	93,494
	Federal Home Loan Mortgage Corp.
94,040	5.000%, 03/01/2053	92,357
	Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
1,365,557	Series 2015-R1-XA2 0.700%, 10/25/2052(d)(e)(n)	92,829
	Federal National Mortgage Association
172,739	5.000%, 05/01/2053	169,391
2,341,858	5.500%, 05/01/2053	2,345,396
47,191	5.000%, 06/01/2053	46,347
136,027	5.000%, 08/01/2053	133,593
646,062	7.000%, 03/01/2055	675,993
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,650,545	Series 2015-R1-XA1 0.700%, 11/25/2055(d)(e)(n)	162,607
4,076,946	Series 2015-R1-XA3 0.700%, 11/25/2052(d)(e)(n)	202,243
	FS Rialto Issuer LLC
100,000	Series 2025-FL10-C 6.446%, 08/19/2042(d)(f) 1 mo. USD Term SOFR + 2.146%	100,057
	GCAT Trust
79,826	Series 2022-NQM5-A3 5.710%, 08/25/2067(d)(g)	79,509
121,287	Series 2023-NQM2-A3 6.598%, 11/25/2067(d)(g)	121,491
74,808	Series 2024-NQM2-A3 6.541%, 06/25/2059(d)(g)	75,579
	GS Mortgage Securities Corp. Trust
230,907	Series 2020-DUNE-E 7.090%, 12/15/2036(d)(f) 1 mo. USD Term SOFR + 2.764%	222,588

Principal Amount^		Value
	HarborView Mortgage Loan Trust
$163,198	Series 2006-12-2A2A 4.811%, 01/19/2038(f) 1 mo. USD Term SOFR + 0.494%	$145,938
	HOMES Trust
142,283	Series 2024-AFC2-A3 5.982%, 10/25/2059(d)(e)	142,839
	JP Morgan Chase Commercial Mortgage Securities Trust
1,405,290	Series 2016-JP2-XA 1.785%, 08/15/2049(e)(n)	17,309
	JPMDB Commercial Mortgage Securities Trust
177,517	Series 2017-C5-XA 0.841%, 03/15/2050(e)(n)	1,824
	KREF Ltd.
100,000	Series 2021-FL2-AS 5.734%, 02/15/2039(d)(f) 1 mo. USD Term SOFR + 1.414%	98,053
	LCCM Trust
150,000	Series 2021-FL3-C 7.034%, 11/15/2038(d)(f) 1 mo. USD Term SOFR + 2.714%	148,104
	Legacy Mortgage Asset Trust
589,794	Series 2021-GS2-A1 4.750%, 04/25/2061(d)(g)	589,574
	LoanCore Issuer LLC
100,000	Series 2025-CRE8-C 6.461%, 08/17/2042(d)(f) 1 mo. USD Term SOFR + 2.141%	100,150
	LoanCore Issuer Ltd.
200,000	Series 2022-CRE7-D 7.449%, 01/17/2037(d)(f) 30 day USD SOFR Average + 3.100%	199,941
	LoanCore Issuer Ltd.
250,000	Series 2021-CRE5-C 6.784%, 07/15/2036(d)(f) 1 mo. USD Term SOFR + 2.464%	249,045
100,000	Series 2021-CRE5-D 7.434%, 07/15/2036(d)(f) 1 mo. USD Term SOFR + 3.114%	99,617
100,000	Series 2021-CRE6-D 7.284%, 11/15/2038(d)(f) 1 mo. USD Term SOFR + 2.964%	99,407
	LSTAR Securities Investment Ltd.
191,029	Series 2024-1-A 7.436%, 01/01/2029(d)(f) 30 day USD SOFR Average + 3.100%	194,420
	Mill City Securities Ltd.
213,839	Series 2024-RS1-A1 3.000%, 11/01/2069(d)(g)	199,624
150,000	Series 2024-RS1-A2 4.000%, 11/01/2069(d)(g)	137,857
98,191	Series 2024-RS2-A1 3.000%, 08/01/2069(d)(g)	91,238

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	NYMT Loan Trust
$358,052	Series 2022-SP1-A1 5.250%, 07/25/2062(d)(g)	$356,445
	OBX Trust
74,242	Series 2022-NQM8-A3 6.100%, 09/25/2062(d)(g)	74,128
75,148	Series 2022-NQM9-A3 6.450%, 09/25/2062(d)(g)	75,237
100,000	Series 2024-NQM3-M1 6.845%, 12/25/2063(d)(e)	101,030
150,000	Series 2024-NQM4-M1 6.622%, 01/25/2064(d)(e)	150,969
100,000	Series 2024-NQM5-M1 6.513%, 01/25/2064(d)	100,512
150,000	Series 2024-NQM6-M1 6.924%, 02/25/2064(d)(e)	151,952
119,223	Series 2024-NQM7-A3 6.598%, 03/25/2064(d)(g)	120,509
	PFP Ltd.
99,553	Series 2024-11-B 6.812%, 09/17/2039(d)(f) 1 mo. USD Term SOFR + 2.490%	99,765
	PRPM LLC
91,870	Series 2024-4-A1 6.414%, 08/25/2029(d)(g)	92,098
500,000	Series 2024-RPL2-A2 3.500%, 05/25/2054(d)(g)	463,876
	Residential Accredit Loans, Inc. Trust
371,361	Series 2006-QO6-A1 4.795%, 06/25/2046(f) 1 mo. USD Term SOFR + 0.474%	82,468
	STWD Ltd.
100,000	Series 2022-FL3-D 7.099%, 11/15/2038(d)(f) 30 day USD SOFR Average + 2.750%	95,150
	Towd Point Revolving Trust
344,366	1.000%, 11/01/2069(e)	346,604
	TRTX Issuer Ltd.
150,000	Series 2025-FL6-B 6.376%, 09/18/2042(d)(f) 1 mo. USD Term SOFR + 2.046%	150,272
	Uniform Mortgage-Backed Security, TBA
1,290,000	5.000%(o)	1,294,062
550,000	2.500%(o)	456,482
1,293,000	5.000%(o)	1,264,619
610,000	5.500%(o)	608,194
	Verus Securitization Trust
150,000	Series 2025-2-A3 5.662%, 03/25/2070(d)(g)	150,367
	Vista Point Securitization Trust
100,000	Series 2025-CES1-A1 5.812%, 04/25/2055(d)(g)	100,258

Principal Amount^		Value
	Wells Fargo Commercial Mortgage Trust
$868,030	Series 2016-BNK1-XA 1.705%, 08/15/2049(e)(n)	$14,752

TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,337,794)		17,302,449

MUNICIPAL BONDS: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	4,936

TOTAL MUNICIPAL BONDS (Cost $4,759)		4,936

Shares
SHORT-TERM INVESTMENTS: 10.0%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 1.6%
2,603,975	State Street Navigator Securities Lending Government Money Market Portfolio, 4.360%(p)(q)	2,603,975

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,603,975)		2,603,975

MONEY MARKET FUNDS: 0.9%
1,442,088	State Street Institutional Treasury Money Market Fund - Premier Class, 4.244%(q)	1,442,088

TOTAL MONEY MARKET FUNDS (Cost $1,442,088)		1,442,088

Principal Amount^
REPURCHASE AGREEMENTS: 7.4%
$11,775,426	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $11,853,900, U.S. Treasury Notes, 4.125%, due 06/15/2026, value $12.012,627] (proceeds $11,775,871)	11,775,426

TOTAL REPURCHASE AGREEMENTS (Cost $11,775,426)		11,775,426

TREASURY BILLS: 0.1%
	U.S. Treasury Bills
175,000	3.844%, 04/10/2025(h)(m)(r)	174,814

TOTAL TREASURY BILLS (Cost $174,813)		174,814

TOTAL SHORT-TERM INVESTMENTS (Cost $15,996,302)		15,996,303

TOTAL PURCHASED OPTIONS (Cost $89,090): 0.1%		86,405

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

TOTAL INVESTMENTS (Cost: $172,006,980): 106.8%	169,768,476

Liabilities in Excess of Other Assets: (6.8)%	(10,787,110)

NET ASSETS: 100.0%	$158,981,366

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Over Night Index Average
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(b)	Perpetual Call.
(c)	Security, or portion thereof, is out on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2025.

(f)	Floating Interest Rate at March 31, 2025.
(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2025.
(h)	The rate shown represents yield-to-maturity.
(i)	When issued security.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(k)	Security is currently in default and/or non-income producing.
(l)	Pay-in-kind security.
(m)	Securities with an aggregate fair value of $5,790,964 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, and futures positions.
(n)	Interest Only security. Security with a notional or nominal principal amount.
(o)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(p)	Represents security purchased with cash collateral received for securities on loan.
(q)	The rate disclosed is the 7 day net yield as of March 31, 2025.
(r)	Issued with a zero coupon. Income is recognized through the accretion of discount.

CURRENCY ABBREVIATIONS:

CAD	Canadian dollar
EUR	Euro
GBP	British pound

UNFUNDED LOAN COMMITMENTS — At March 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Oil Changer Holding Corp., 1.000%, 02/8/2027	$11,284	$11,199	$(85)
Power Services Holding Co., 0.500%, 11/22/2028	44,170	44,060	(110)
Finastra USA, Inc., 0.500%, 09/13/2029	7,486	7,455	(31)
Capstone Acquisition Holdings, Inc., 1.000%, 11/13/2029	12,075	—	(12,075)
GrafTech Finance, Inc., 3.750%, 12/21/2029	24,381	25,014	633
MB2 Dental Solutions LLC, 1.000%, 02/13/2031	22,594	22,594	—
MB2 Dental Solutions LLC, 0.500%, 02/13/2031	5,000	4,375	(625)
Chrysaor Bidco SARL, 3.500%, 10/30/2031	6,886	6,908	22
Amspec Parent LLC, 1.000%, 12/22/2031	13,333	13,342	9
Secretariat Advisors LLC, 0.000%, 02/24/2032	10,753	10,726	(27)

TOTAL		$145,673	$(12,289)

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$171,598,413

Gross unrealized appreciation	2,183,142
Gross unrealized depreciation	(4,268,229)

Net unrealized depreciation	$(2,085,087)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS AT March 31, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CURRENCY OPTIONS
Put
EUR Put USD Call	Bank of America N.A.	$1.01	11/24/2025	641,000	$641,000	$2,665	$9,457	$(6,792)
EUR Put USD Call	Bank of America N.A.	1.01	11/24/2025	641,000	641,000	2,665	9,133	(6,468)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	192,000	192,000	802	2,465	(1,663)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	449,000	449,000	1,875	5,626	(3,751)
EUR Put USD Call	Bank of America N.A.	1.01	11/26/2025	232,000	232,000	969	2,954	(1,985)
EUR Put USD Call	BNP Paribas S.A.	1.01	11/26/2025	38,000	38,000	159	500	(341)

Total						9,135	30,135	(21,000)

INTEREST RATE SWAPTIONS

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Call
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.50%, terminating 8/19/26	Morgan Stanley & Co.	Pay	8/19/2026	1,200,000	$1,200,000	6,502	7,995	(1,493)
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.795%, terminating 10/31/25	Morgan Stanley & Co.	Pay	10/31/2025	1,100,000	1,100,000	4,013	5,738	(1,725)
USD - Secured Overnight Financing Rate (SOFR) strike @3.80%, terminating 11/19/25	BNP Paribas SA	Receive	11/19/2025	2,000,000	2,000,000	29,720	19,400	10,320
USD - Secured Overnight Financing Rate (SOFR) strike @3.82%, terminating 11/18/25	BNP Paribas SA	Pay	11/18/2025	1,070,000	1,070,000	16,328	10,700	5,628
USD - Secured Overnight Financing Rate (SOFR) strike @3.82%, terminating 11/18/25	Morgan Stanley & Co.	Pay	11/18/2025	1,070,000	1,070,000	16,328	10,700	5,628
Put
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.845%, terminating 10/31/25	Morgan Stanley & Co.	Receive	10/31/2025	1,100,000	$1,100,000	1,743	1,797	(54)
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @5.50%, terminating 8/19/26	Morgan Stanley & Co.	Receive	8/19/2026	1,200,000	1,200,000	2,636	2,625	11

Total						77,270	58,955	18,315

Total Purchased Options						$86,405	$89,090	$(2,685)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2025 (Unaudited)

At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2025	Fund Delivering	U.S. $ Value at March 31, 2025	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	5/27/2025	USD	$20,073	EUR	$20,573	$—	$(500)
Barclays Bank Plc	4/15/2025	USD	1,923,726	EUR	1,895,835	27,891	—
	4/15/2025	USD	331,751	GBP	330,012	1,739	—
Morgan Stanley & Co.	4/15/2025	USD	69,523	CAD	69,596	—	(73)
	4/15/2025	USD	104,138	EUR	102,623	1,515	—
	4/15/2025	USD	108,996	EUR	108,025	971	—

			$2,558,207		$2,526,664	$32,116	$(573)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2025 (Unaudited)(a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
3 Month SOFR Futures	3	$720,330	$724,237	3/16/2027	$3,907
U.S. Treasury 10-Year Note Futures	5	548,490	556,094	6/18/2025	7,604
U.S. Treasury 2-Year Note Futures	36	7,411,587	7,458,188	6/30/2025	46,601
U.S. Treasury 5-Year Note Futures	27	2,874,798	2,920,219	6/30/2025	45,421

Total Long					$103,533

Total Futures Contracts					$103,533

(a)	Bank of America N.A. and Goldman Sachs & Co. are the counterparties for Open Futures Contracts held by the Fund at March 31, 2025.

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS AT March 31, 2025 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)*
$ 820,000	1/31/2030	1 Day SOFR + 0.000%	4.049%	Annually	$(14,310)	$304	$(14,614)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2025		Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection
CDX North America High Yield Index Series 43 V1 5.000%, 12/20/2029	12/20/2029	5.000%	3.640%	$	61,000	Quarterly	$3,263	$4,003	$(740)
CDX North America High Yield Index Series 44 V1 5.000%, 6/20/2030	6/20/2030	5.000%	3.779%		300,000	Quarterly	15,295	14,717	578

Total Sell Protection							$18,558	$18,720	$(162)

Total							$18,558	$18,720	$(162)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America HIgh Yield Index Series 43 and CDX North America High Yield Index Series 44.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at March 31, 2025		Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
CDX North America High Yield Index Series 43 V1 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	2.104%	$	(230,000)	Quarterly	$(28,564)	$(34,690)	$6,126
CDX North America High Yield Index Series 43 V2 5.000%, 12/20/2029	12/20/2029	Morgan Stanley & Co.	(5.000%)	4.814%		(230,000)	Quarterly	(1,405)	(14,589)	13,184

Total Buy Protection								$(29,969)	$(49,279)	$19,310

Total								$(29,969)	$(49,279)	$19,310

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN SWAPS at March 31, 2025 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/Receives Floating Rate	Floating Rate Index and Spread		Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index USD	9/20/2025	Morgan Stanley & Co.	Pays	1 Day SOFR + 0.000%	$	(650,000)	Quarterly	$—	$—	$—

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS AT March 31, 2025 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
S&P 500 Index	UBS Securities LLC	$5,560.00	4/4/2025	(12)	$(6,734,220)	$(54,696)	$(86,057)	$31,361
S&P 500 Index	UBS Securities LLC	5,615.00	4/4/2025	(1)	(561,185)	(6,215)	(7,159)	944
S&P 500 Index	UBS Securities LLC	5,450.00	4/11/2025	(5)	(2,805,925)	(17,675)	(47,005)	29,330
S&P 500 Index	UBS Securities LLC	5,475.00	4/11/2025	(1)	(561,185)	(4,204)	(9,489)	5,285
S&P 500 Index	UBS Securities LLC	5,610.00	4/11/2025	(7)	(3,928,295)	(57,610)	(56,393)	(1,217)
S&P 500 Index	UBS Securities LLC	5,460.00	4/17/2025	(1)	(561,185)	(4,578)	(6,699)	2,121
S&P 500 Index	UBS Securities LLC	5,465.00	4/17/2025	(3)	(1,683,555)	(14,778)	(25,697)	10,919
S&P 500 Index	UBS Securities LLC	5,475.00	4/17/2025	(1)	(561,185)	(5,270)	(10,019)	4,749
S&P 500 Index	UBS Securities LLC	5,490.00	4/17/2025	(8)	(4,489,480)	(41,120)	(41,492)	372
S&P 500 Index	UBS Securities LLC	5,545.00	4/17/2025	(1)	(561,185)	(6,684)	(6,339)	(345)
S&P 500 Index	UBS Securities LLC	5,425.00	4/25/2025	(7)	(3,928,295)	(44,891)	(41,563)	(3,328)
S&P 500 Index	UBS Securities LLC	5,540.00	4/25/2025	(1)	(561,185)	(9,420)	(4,909)	(4,511)
S&P 500 Index	UBS Securities LLC	5,550.00	4/25/2025	(1)	(561,185)	(8,288)	(5,339)	(2,949)
S&P 500 Index	UBS Securities LLC	5,590.00	4/25/2025	(3)	(1,683,555)	(31,155)	(15,177)	(15,978)
S&P 500 Index	UBS Securities LLC	5,610.00	4/25/2025	(2)	(1,122,370)	(26,894)	(9,198)	(17,696)

Total						(333,478)	(372,535)	39,057

INTEREST RATE SWAPTIONS

Description	Counterparty	Pay/ Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Call
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.00%, terminating 8/19/26	Morgan Stanley & Co.	Receive	8/19/2026	(1,200,000)	(1,200,000)	(3,609)	(4,525)	916
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @3.295%, terminating 10/31/25	Morgan Stanley & Co.	Receive	10/31/2025	(1,100,000)	(1,100,000)	(1,558)	(2,351)	793
USD - Secured Overnight Financing Rate (SOFR) strike @3.30%, terminating 11/19/25	BNP Paribas SABNP Paribas Suisse SA	Receive	11/19/2025	(2,000,000)	(2,000,000)	(13,924)	(8,200)	(5,724)
USD - Secured Overnight Financing Rate (SOFR) strike @3.32%, terminating 11/18/25	BNP Paribas SABNP Paribas SA	Receive	11/18/2025	(1,070,000)	(1,070,000)	(7,667)	(4,467)	(3,200)

iMGP High Income Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at March 31, 2025 (Unaudited)(Continued)

INTEREST RATE SWAPTIONS (Continued)

Description	Counterparty	Pay/Receive Floating rate	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
USD - Secured Overnight Financing Rate (SOFR) strike @3.32%, terminating 11/18/25	Morgan Stanley & Co.	Receive	11/18/2025	(1,070,000)	$(1,070,000)	$(7,667)	$(4,440)	$(3,227)
Put
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.345%, terminating 10/31/25	Morgan Stanley & Co.	Pay	10/31/2025	(1,100,000)	(1,100,000)	(5,491)	(4,356)	(1,135)
GBP - 1 D Sterling Overnight Index Average (SONIA) strike @4.50%, terminating 8/19/26	Morgan Stanley & Co.	Pay	8/19/2026	(1,200,000)	(1,200,000)	(9,077)	(7,693)	(1,384)

Total						(48,993)	(36,032)	(12,961)

Total Written Options						$(382,471)	$(408,567)	$26,096

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 93.4%
Basic Materials: 3.7%
	Olin Corp.
$8,188,000	5.625%, 08/01/2029	$7,984,039
	Steel Dynamics, Inc.
6,743,000	5.000%, 12/15/2026	6,736,303

		14,720,342

Communications: 9.2%
	AT&T, Inc.
8,731,000	2.550%, 12/01/2033	7,148,081
	Expedia Group, Inc.
7,223,000	4.625%, 08/01/2027	7,218,203
	Motorola Solutions, Inc.
6,809,000	5.600%, 06/01/2032	7,026,459
	Sirius XM Radio LLC
7,767,000	5.500%, 07/01/2029(a)	7,503,478
	Verizon Communications, Inc.
7,564,000	4.329%, 09/21/2028	7,521,264

		36,417,485

Consumer, Cyclical: 19.3%
	Bath & Body Works, Inc.
7,364,000	6.625%, 10/01/2030(a)	7,474,431
	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
9,103,000	5.125%, 04/15/2029(a)(b)	7,865,267
	Dick’s Sporting Goods, Inc.
8,113,000	3.150%, 01/15/2032(b)	7,166,245
	Dollar Tree, Inc.
8,470,000	2.650%, 12/01/2031(b)	7,291,450
	Genuine Parts Co.
6,789,000	6.500%, 11/01/2028	7,166,354
	LKQ Corp.
7,810,000	6.250%, 06/15/2033	8,101,500
	Lowe’s Cos., Inc.
8,000,000	3.650%, 04/05/2029	7,711,870
	Marriott International, Inc.
8,110,000	4.625%, 06/15/2030	8,040,346
	Somnigroup International, Inc.
8,491,000	4.000%, 04/15/2029(a)	7,895,338
	Yum! Brands, Inc.
7,936,000	5.375%, 04/01/2032	7,749,606

		76,462,407

Consumer, Non-cyclical: 20.6%
	Altria Group, Inc.
6,533,000	6.875%, 11/01/2033	7,191,996
	BAT Capital Corp.
7,422,000	6.421%, 08/02/2033	7,909,909
	Block Financial LLC
7,843,000	2.500%, 07/15/2028	7,264,425
	Conagra Brands, Inc.
7,192,000	4.850%, 11/01/2028	7,206,248
	DaVita, Inc.
8,153,000	4.625%, 06/01/2030(a)	7,499,261
	HCA, Inc.
7,091,000	5.375%, 09/01/2026	7,130,050
	IQVIA, Inc.
7,831,000	6.250%, 02/01/2029	8,157,819
	Molson Coors Beverage Co.
7,435,000	3.000%, 07/15/2026	7,293,284

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Philip Morris International, Inc.
$7,024,000	5.375%, 02/15/2033	$7,149,769
	Quanta Services, Inc.
7,968,000	2.900%, 10/01/2030	7,167,552
	Tenet Healthcare Corp.
7,638,000	6.125%, 10/01/2028	7,598,189

		81,568,502

Financial: 5.7%
	American Tower Corp.
7,356,000	3.375%, 10/15/2026	7,223,795
	Crown Castle, Inc.
6,986,000	5.800%, 03/01/2034	7,108,640
1,216,000	5.200%, 09/01/2034	1,187,588
	Willis North America, Inc.
7,153,000	5.350%, 05/15/2033	7,198,616

		22,718,639

Industrial: 20.5%
	Allegion U.S. Holding Co., Inc.
8,038,000	5.411%, 07/01/2032	8,143,146
	Berry Global, Inc.
7,115,000	4.875%, 07/15/2026(a)	7,114,675
	Carlisle Cos., Inc.
7,392,000	3.750%, 12/01/2027	7,227,994
	Eagle Materials, Inc.
8,271,000	2.500%, 07/01/2031	7,216,309
	Flex Ltd.
7,333,000	4.875%, 05/12/2030	7,268,085
	Fortune Brands Innovations, Inc.
5,173,000	5.875%, 06/01/2033	5,365,390
	Sealed Air Corp.
8,623,000	6.500%, 07/15/2032(a)(b)	8,720,198
	Teledyne Technologies, Inc.
8,143,000	2.750%, 04/01/2031	7,251,093
	TransDigm, Inc.
7,482,000	6.875%, 12/15/2030(a)	7,657,633
	Trimble, Inc.
7,881,000	6.100%, 03/15/2033	8,241,484
	Westinghouse Air Brake Technologies Corp.
7,282,000	4.700%, 09/15/2028	7,289,943

		81,495,950

Technology: 14.4%
	Broadcom, Inc.
2,808,000	3.459%, 09/15/2026	2,768,604
3,617,000	4.150%, 11/15/2030	3,497,164
1,617,000	4.300%, 11/15/2032	1,540,796
	CA, Inc.
231,000	4.700%, 03/15/2027	229,359
	CDW LLC/CDW Finance Corp.
8,024,000	3.569%, 12/01/2031	7,257,231
	Fiserv, Inc.
4,328,000	3.500%, 07/01/2029	4,113,917
	HP, Inc.
7,613,000	5.500%, 01/15/2033	7,710,392
	Microchip Technology, Inc.
7,211,000	4.250%, 09/01/2025	7,202,473
	NetApp, Inc.
8,322,000	5.700%, 03/17/2035	8,295,209
	Oracle Corp.
7,893,000	2.950%, 04/01/2030	7,244,313

iMGP Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology (continued)
	Qorvo, Inc.
$7,618,000	4.375%, 10/15/2029	$7,272,176

		57,131,634

TOTAL CORPORATE BONDS (Cost $370,781,462)		370,514,959

GOVERNMENT SECURITIES & AGENCY ISSUE: 1.9%
	U.S. Treasury Notes
7,514,000	4.125%, 01/31/2027	7,537,628

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $7,508,135)		7,537,628

Shares
SHORT-TERM INVESTMENTS: 2.9%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED: 2.9%
11,612,405	State Street Navigator Securities Lending Government Money Market Portfolio, 4.360%(c)(d)	11,612,405

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $11,612,405)		11,612,405

TOTAL SHORT-TERM INVESTMENTS (Cost $11,612,405)		11,612,405

TOTAL INVESTMENTS (Cost: $389,902,002): 98.2%		389,664,992

Other Assets in Excess of Liabilities: 1.8%		6,980,489

NET ASSETS: 100.0%		$396,645,481

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(b)	Security, or portion thereof, is out on loan.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	The rate disclosed is the 7 day net yield as of March 31, 2025.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$389,902,002

Gross unrealized appreciation	1,843,418
Gross unrealized depreciation	(2,080,428)

Net unrealized depreciation	$(237,010)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Principal Amount^		Value
MUNICIPAL BONDS: 101.7%
Alabama: 3.1%
	Auburn University
$50,000	Series A 4.000%, 06/01/2035	$49,737
	Black Belt Energy Gas District
200,000	4.000%, 06/01/2025	200,164
	Health Care Authority of the City of Huntsville
10,000	Series B1 5.000%, 06/01/2035	10,535
	Lower Alabama Gas District
250,000	Series A 5.000%, 09/01/2029	261,876

		522,312

California: 4.9%
	Los Angeles Department of Water & Power
50,000	Series D 5.000%, 07/01/2039	51,367
150,000	Series D 5.000%, 07/01/2043	157,402
	Los Angeles Department of Water & Power Water System Revenue
470,000	Series A 5.000%, 07/01/2026	480,985
115,000	Series B 5.000%, 07/01/2035	115,712
15,000	Series D 5.000%, 07/01/2043	15,682

		821,148

Colorado: 1.2%
	Colorado Health Facilities Authority
200,000	Series A-2 5.000%, 08/01/2044	201,958

Connecticut: 0.7%
	Connecticut State Health & Educational Facilities Authority
75,000	Series K 5.000%, 07/01/2030	80,846
	South Central Connecticut Regional Water Authority
45,000	Series B-1 3.000%, 08/01/2034	41,759

		122,605

Florida: 20.3%
	Alachua County Health Facilities Authority
50,000	Series A 5.000%, 12/01/2044	49,908
	County of Broward Airport System Revenue
500,000	Series A 5.000%, 10/01/2049	501,440
	County of Lee Airport Revenue
500,000	Series A 5.000%, 10/01/2028	522,631
	Florida Municipal Loan Council
200,000	(AGC), Series D 5.000%, 10/01/2049	211,178

Principal Amount^		Value
Florida (continued)
	Miami-Dade County Educational Facilities Authority
$200,000	Series B 5.250%, 04/01/2043	$214,758
	North Broward Hospital District
125,000	Series B 5.000%, 01/01/2048	125,792
	Orange County Health Facilities Authority
215,000	Series A 5.000%, 10/01/2039	217,698
	Palm Beach County Health Facilities Authority
200,000	5.000%, 11/15/2032	203,521
500,000	Series 2025B 5.000%, 11/15/2042	516,984
	St. Johns County School Board
100,000	(AGM), Series A 5.500%, 07/01/2049	108,011
	UCF Stadium Corp.
200,000	Series A 5.000%, 03/01/2041	210,436
	Volusia County Educational Facility Authority
395,000	5.250%, 06/01/2054	400,838
100,000	Series A 5.000%, 10/15/2049	101,928

		3,385,123

Georgia: 4.0%
	Dalton Whitfield County Joint Development Authority
100,000	4.000%, 08/15/2048	90,318
	Main Street Natural Gas, Inc.
200,000	Series E 5.000%, 12/01/2032	211,136
	Municipal Electric Authority of Georgia
350,000	Series A 5.000%, 01/01/2037	364,793

		666,247

Illinois: 3.1%
	Chicago Transit Authority Sales Tax Receipts Fund
200,000	Series A 5.000%, 12/01/2045	202,223
	Illinois Finance Authority
110,000	Series B 5.000%, 08/15/2036	112,125
	State of Illinois
200,000	4.000%, 06/01/2033	196,375

		510,723

Indiana: 4.0%
	Concord Community Schools Building Corp.
250,000	(ST INTERCEPT) 5.000%, 01/15/2044	265,167
	Town of Upland
200,000	4.000%, 09/01/2037	195,584

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Indiana (continued)
	Westfield-Washington Multi-School Building Corp.
$200,000	(BAM), Series A 5.250%, 07/15/2043	$212,478

		673,229

Kansas: 1.3%
	Sedgwick County Unified School District No. 262 Valley Center
200,000	(AGM) 5.000%, 09/01/2042	208,914

Louisiana: 4.2%
	Louisiana Public Facilities Authority
200,000	Series A 5.000%, 04/01/2045	206,062
500,000	Series A 5.000%, 07/01/2047	500,075

		706,137

Massachusetts: 5.9%
	Massachusetts Development Finance Agency
250,000	5.000%, 01/01/2027	257,088
250,000	5.250%, 01/01/2038	270,369
55,000	Series A 5.000%, 01/01/2040	55,504
50,000	Series F 4.000%, 07/01/2043	44,262
195,000	Series I 5.000%, 07/01/2025	195,819
	Massachusetts Housing Finance Agency
175,000	(GNMA/FNMA/FHLMC), Series 224 4.350%, 12/01/2042	165,138

		988,180

Michigan: 4.2%
	Michigan Finance Authority
200,000	5.000%, 11/15/2041	202,125
500,000	Series 2016-MI 5.000%, 12/01/2045	500,358

		702,483

New Hampshire: 1.1%
	New Hampshire Health & Education Facilities Authority Act
190,000	5.000%, 10/01/2040	191,506

New Jersey: 2.2%
	Tobacco Settlement Financing Corp.
160,000	Series A 5.000%, 06/01/2035	163,893
200,000	Series A 5.000%, 06/01/2046	199,986

		363,879

Principal Amount^		Value
New York: 7.9%
	Metropolitan Transportation Authority
$250,000	Series 2025A 5.000%, 11/15/2044	$258,549
300,000	Series 2025A 5.250%, 11/15/2045	315,391
	New York City Transitional Finance Authority
500,000	Series H 5.250%, 11/01/2045(a)	538,118
	Westchester County Local Development Corp.
200,000	5.000%, 07/01/2042	201,476

		1,313,534

Ohio: 4.6%
	Buckeye Tobacco Settlement Financing Authority
135,000	Series A-2-CLASS 1 5.000%, 06/01/2035	140,470
	Columbus Metropolitan Housing Authority
300,000	4.000%, 12/01/2034	293,596
	Columbus Regional Airport Authority
180,000	Series B 5.000%, 01/01/2043	191,076
	Ohio Housing Finance Agency
140,000	(GNMA/FNMA/FHLMC), Series C 4.100%, 09/01/2039	137,447

		762,589

Pennsylvania: 4.1%
	Allegheny County Higher Education Building Authority
200,000	5.000%, 03/01/2042	209,958
	Allentown City School District
250,000	(AGC ST AID WITHHLDG) 5.000%, 06/01/2038	267,803
	City of Lancaster
100,000	(BAM) 4.000%, 11/01/2038	98,825
	Montgomery County Higher Education & Health Authority
100,000	Series A 5.000%, 09/01/2043	101,651

		678,237

South Carolina: 2.4%
	South Carolina Jobs-Economic Development Authority
200,000	Series A 5.000%, 05/01/2043	203,079
	South Carolina Public Service Authority
195,000	Series A 5.000%, 12/01/2037	196,828

		399,907

iMGP APA Enhanced Income Municipal Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)(Continued)

Principal Amount^		Value
MUNICIPAL BONDS (CONTINUED)
Texas: 17.6%
	Arlington Higher Education Finance Corp.
$200,000	Series A, (PSF-GTD) 4.250%, 12/01/2048	$194,322
	Brownsboro Independent School District
200,000	(AGM) 5.000%, 08/15/2041	207,323
	City of Bryan Waterworks & Sewer Revenue
250,000	4.000%, 07/01/2041	242,504
	City of Odessa
500,000	4.000%, 03/01/2033	484,081
	Harmony Independent School District
330,000	(PSF-GTD) 7.125%, 02/15/2038	420,137
	Harris County Hospital District
325,000	4.000%, 02/15/2042	293,683
	Huffman Independent School District
30,000	(PSF-GTD) 5.250%, 02/15/2049	32,024
	Midland County Hospital District
415,000	(BAM), Series A 4.125%, 05/15/2049	388,838
	Northwest Williamson County Municipal Utility District No. 2
340,000	(AGC) 4.000%, 08/15/2044	311,199
	Texas Department of Housing & Community Affairs
135,000	(GNMA), Series B 4.400%, 07/01/2038	134,785
	Town of Horizon City
250,000	(AGM) 4.000%, 08/15/2043	229,854

		2,938,750

Vermont: 2.1%
	Vermont Educational & Health Buildings Financing Agency
350,000	Seies B 5.000%, 12/01/2039	352,122

Virginia: 1.0%
	Virginia College Building Authority
165,000	5.000%, 06/01/2031	172,277

Washington: 1.2%
	Pend Oreille County Public Utility District No. 1 Box Canyon
100,000	5.000%, 01/01/2039	101,797
	Washington Health Care Facilities Authority
100,000	Seies B 5.000%, 10/01/2038	100,113

		201,910

Wisconsin: 0.6%
	Sun Prairie Area School District
95,000	4.000%, 03/01/2035	95,016

Principal Amount^	Value
TOTAL MUNICIPAL BONDS (Cost $17,154,102)	16,978,786

TOTAL INVESTMENTS (Cost: $17,154,102): 101.7%	16,978,786

Liabilities in Excess of Other Assets: (1.7)%	(282,822)

NET ASSETS: 100.0%	$16,695,964

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	When issued security.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$17,154,102

Gross unrealized appreciation	11,336
Gross unrealized depreciation	(186,652)

Net unrealized depreciation	$(175,316)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 77.7%
REPURCHASE AGREEMENTS: 2.0%
$24,241,712	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $24,403,000, U.S. Treasury Note, 4.125%, due 06/15/2026, value $24,729,494] (proceeds $24,242,628)	$24,241,712

TOTAL REPURCHASE AGREEMENTS (Cost $24,241,712)		24,241,712

TREASURY BILLS: 75.7%
	U.S. Treasury Bills
918,000,000	3.911%, 04/15/2025(a)(b)(c)	916,500,599

TOTAL TREASURY BILLS (Cost $916,504,173)		916,500,599

TOTAL SHORT-TERM INVESTMENTS (Cost $940,745,885)		940,742,311

TOTAL INVESTMENTS (Cost: $940,745,885): 77.7%		940,742,311

Other Assets in Excess of Liabilities: 22.3%		270,132,510

NET ASSETS: 100.0%		$1,210,874,821

Percentages are stated as a percent of net assets.

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	All or a portion of this security is held by the iMGP DBi Cayman Managed Futures Subsidiary.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$940,745,885

Gross unrealized appreciation	12,510,801
Gross unrealized depreciation	(12,389,259)

Net unrealized appreciation	$121,542

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iMGP DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at March 31, 2025 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Gold 100 Oz Futures (b)	779	$238,078,884	$245,408,370	6/26/2025	$7,329,486
MSCI EAFE Index Futures	2,272	281,646,304	274,491,680	6/20/2025	(7,154,624)
MSCI Emerging Market Index	699	39,764,624	38,822,460	6/20/2025	(942,164)

Total Long					$(767,302)

Futures Contracts - Short
Euro FX Currency Futures	(2,672)	$(365,517,197)	$(362,790,800)	6/16/2025	$2,726,397
Japanese Yen Currency Futures	(1,461)	(123,373,008)	(122,705,737)	6/16/2025	667,271
S&P 500 E-Mini Index Futures	(428)	(122,767,197)	(120,979,550)	6/20/2025	1,787,647
U.S. Treasury 10-Year Note Futures	(2,668)	(294,859,937)	(296,731,625)	6/18/2025	(1,871,688)
U.S. Treasury 2-Year Note Futures	(977)	(201,834,717)	(202,406,923)	6/30/2025	(572,206)
U.S. Treasury Long Bond Futures	(269)	(31,537,958)	(31,548,656)	6/18/2025	(10,698)
WTI Crude Futures (b)	(761)	(52,158,645)	(53,992,950)	5/20/2025	(1,834,305)

Total Short					$892,418

Total Futures Contracts					$125,116

(a)	Goldman Sachs & Co. and Societe Generale are the counterparties for all Open Futures Contracts held by the Fund and the iMGP DBi Cayman Managed Futures Subsidiary at March 31, 2025.
(b)	Contract held by the iMGP DBi Cayman Managed Futures Subsidiary.

iMGP Berkshire Dividend Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 99.7%
Consumer Discretionary: 5.3%
930	Lowe’s Cos., Inc.	$216,904
837	McDonald’s Corp.	261,454

		478,358

Consumer Staples: 12.8%
1,705	General Mills, Inc.	101,942
834	Hershey Co.	142,639
2,945	Mondelez International, Inc. - Class A	199,818
1,978	Nestle SA - ADR	200,114
992	PepsiCo, Inc.	148,741
1,023	Procter & Gamble Co.	174,340
2,208	Walmart, Inc.	193,840

		1,161,434

Energy: 8.8%
2,542	Chevron Corp.	425,251
1,054	EOG Resources, Inc.	135,165
8,432	Kinder Morgan, Inc.	240,565

		800,981

Financials: 16.5%
6,963	Bank of America Corp.	290,566
2,420	Charles Schwab Corp.	189,438
775	Chubb Ltd.	234,042
1,477	JPMorgan Chase & Co.	362,308
1,255	M&T Bank Corp.	224,331
1,116	PNC Financial Services Group, Inc.	196,159

		1,496,844

Health Care: 12.7%
1,488	Abbott Laboratories	197,383
1,922	AbbVie, Inc.	402,698
3,286	Bristol-Myers Squibb Co.	200,413
1,085	Johnson & Johnson	179,936
1,922	Merck & Co., Inc.	172,519

		1,152,949

Industrials: 18.4%
2,681	A.O. Smith Corp.	175,230
403	Deere & Co.	189,148
2,015	Emerson Electric Co.	220,925
1,206	Honeywell International, Inc.	255,370
589	Lockheed Martin Corp.	263,112
1,116	Norfolk Southern Corp.	264,325
1,333	Waste Management, Inc.	308,603

		1,676,713

Information Technology: 17.5%
1,643	Apple, Inc.	364,960
4,712	Cisco Systems, Inc.	290,777
1,777	Dell Technologies, Inc. - Class C	161,974
875	Microsoft Corp.	328,466
1,798	QUALCOMM, Inc.	276,191
1,209	TE Connectivity PLC	170,856

		1,593,224

Shares		Value
Materials: 3.1%
2,325	Nucor Corp.	$279,790

Real Estate: 1.4%
1,984	WP Carey, Inc. - REIT	125,210

Utilities: 3.2%
8,153	PPL Corp.	294,405

TOTAL COMMON STOCKS (Cost $8,566,990)		9,059,908

TOTAL INVESTMENTS (Cost: $8,566,990): 99.7%		9,059,908

Other Assets in Excess of Liabilities: 0.3%		24,473

NET ASSETS: 100.0%		$9,084,381

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$8,566,990

Gross unrealized appreciation	813,427
Gross unrealized depreciation	(320,509)

Net unrealized appreciation	$492,918

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 94.7%
Communication Services: 22.0%
11,000	Kingsoft Corp. Ltd.	$53,234
2,900	NetEase, Inc.	58,896
2,700	Tencent Holdings Ltd.	172,484
3,199	Tencent Music Entertainment Group - ADR	46,097

		330,711

Consumer Discretionary: 25.6% (a)
4,200	ANTA Sports Products Ltd.	46,104
2,000	BYD Co. Ltd. - Class H	100,979
19,000	Haier Smart Home Co. Ltd. - Class H	61,055
3,700	Meituan - Class B*(b)	74,097
1,350	Trip.com Group Ltd.	85,756
2,100	Zhejiang Supor Co. Ltd. - Class A	16,906

		384,897

Consumer Staples: 2.3%
9,800	By-health Co. Ltd. - Class A	15,717
4,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	18,586

		34,303

Financials: 18.0%
11,400	AIA Group Ltd.	85,868
3,100	Hong Kong Exchanges & Clearing Ltd.	137,391
8,000	Ping An Insurance Group Co. of China Ltd. - Class H	47,610

		270,869

Health Care: 4.7%
58,000	AK Medical Holdings Ltd.(b)	44,358
8,600	Hygeia Healthcare Holdings Co. Ltd.*(b)	14,857
5,200	Sinopharm Group Co. Ltd. - Class H	12,058

		71,273

Industrials: 4.4%
8,300	Hefei Meiya Optoelectronic Technology, Inc. - Class A	19,927
3,300	Shenzhen Inovance Technology Co. Ltd. - Class A	31,022
6,000	SITC International Holdings Co. Ltd.	16,311

		67,260

Information Technology: 4.7%
6,000	Sino Wealth Electronic Ltd. - Class A	19,717
8,000	Xiaomi Corp. - Class B*(b)	50,592

		70,309

Materials: 2.7%
16,000	Shandong Sinocera Functional Material Co. Ltd. - Class A	41,083

Shares		Value
Real Estate: 9.5%
10,600	China Resources Mixc Lifestyle Services Ltd.(b)	$46,801
8,000	KE Holdings, Inc. - Class A	54,500
8,900	Link REIT - REIT	41,641

		142,942

Utilities: 0.8%
4,000	China Resources Gas Group Ltd.	11,928

TOTAL COMMON STOCKS (Cost $1,171,187)		1,425,575

TOTAL INVESTMENTS(c) (Cost: $1,171,187): 94.7%		1,425,575

Other Assets in Excess of Liabilities: 5.3%		79,616

NET ASSETS: 100.0%		$1,505,191

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)	For additional information on portfolio concentration, see Notes to the Schedule of Investments.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	For additional information on China risk, see Notes to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$1,171,187

Gross unrealized appreciation	292,709
Gross unrealized depreciation	(38,321)

Net unrealized appreciation	$254,388

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 96.7%
Brazil: 13.5%
50	MercadoLibre, Inc.*	$97,543
6,045	NU Holdings Ltd. - Class A*	61,901
16,900	TOTVS SA	98,243
8,060	WEG SA	63,577

		321,264

Cambodia: 3.6%
192,600	NagaCorp Ltd.*	84,419

India: 13.3%
622	Bajaj Auto Ltd.	57,198
8,197	HDFC Bank Ltd.	175,070
4,523	Infosys Ltd.	83,028

		315,296

Indonesia: 5.3%
113,600	Bank Central Asia Tbk. PT	58,309
213,800	Bank Mandiri Persero Tbk. PT*	67,135

		125,444

Italy: 3.6%
4,467	Wizz Air Holdings PLC*(a)	85,343

Japan: 2.6%
4,630	Nexon Co. Ltd.	63,002

Mexico: 4.4%
5,527	Fomento Economico Mexicano SAB de CV - UNIT	53,805
17,897	Wal-Mart de Mexico SAB de CV	49,485

		103,290

Poland: 8.2%
931	Dino Polska SA*(a)	108,293
5,960	InPost SA*	86,857

		195,150

Singapore: 3.3%
138,600	Genting Singapore Ltd.	77,301

South Africa: 10.6%
5,912	Discovery Ltd.	64,144
3,044	Karooooo Ltd.	129,492
4,822	Mr. Price Group Ltd.	58,110

		251,746

Taiwan: 11.9%
13,000	E Ink Holdings, Inc.	103,757
6,500	Taiwan Semiconductor Manufacturing Co. Ltd.	178,149

		281,906

United Arab Emirates: 3.1%
54,300	Salik Co. PJSC	74,360

United States: 1.4%
280	Globant SA*	32,962

Uruguay: 3.1%
8,738	Dlocal Ltd.*	72,875

Shares		Value
Vietnam: 8.8%
18,400	FPT Corp.	$87,142
27,900	Mobile World Investment Corp.	64,429
17,300	Phu Nhuan Jewelry JSC	56,405

		207,976

TOTAL COMMON STOCKS (Cost $2,525,864)		2,292,334

TOTAL INVESTMENTS (Cost: $2,525,864): 96.7%		2,292,334

Other Assets in Excess of Liabilities: 3.3%		77,158

NET ASSETS: 100.0%		$2,369,492

Percentages are stated as a percent of net assets.

PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$2,525,864

Gross unrealized appreciation	66,124
Gross unrealized depreciation	(299,654)

Net unrealized depreciation	$(233,530)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Emerging Markets ex-China Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Banks	15.3%
Software	9.6%
IT Services	8.6%
Semiconductors & Semiconductor Equipment	7.5%
Hotels, Restaurants & Leisure	6.9%
Consumer Staples Distribution & Retail	6.7%
Specialty Retail	5.1%
Electronic Equipment, Instruments & Components	4.4%
Broadline Retail	4.1%
Air Freight & Logistics	3.6%
Passenger Airlines	3.6%
Transportation Infrastructure	3.1%
Financial Services	3.1%
Insurance	2.7%
Electrical Equipment	2.7%
Entertainment	2.6%
Automobiles	2.4%
Textiles, Apparel & Luxury Goods	2.4%
Beverages	2.3%

Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%

Net Assets	100.0%

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 98.8%
Brazil: 2.1%
1,703	MercadoLibre, Inc.*	$3,322,332

Canada: 3.4%
56,945	Shopify, Inc. - Class A*	5,431,699

Denmark: 2.8%
65,644	Novo Nordisk AS - Class B	4,462,225

France: 1.0%
4,433	L’Oreal SA	1,640,682

Germany: 6.5%
24,026	SAP SE	6,338,773
76,224	Siemens Healthineers AG(a)	4,082,099

		10,420,872

Ireland: 1.9%
9,835	Accenture PLC - Class A	3,068,913

Netherlands: 1.8%
1,891	Adyen NV*(a)	2,870,116

United Kingdom: 1.6%
159,634	Sage Group PLC	2,483,911

United States: 77.7%
52,778	Abbott Laboratories	7,001,002
13,432	Adobe, Inc.*	5,151,575
24,209	Airbnb, Inc. - Class A*	2,892,007
44,075	Alphabet, Inc. - Class C	6,885,837
62,596	Amazon.com, Inc.*	11,909,515
22,697	Aon PLC - Class A	9,058,146
8,701	Automatic Data Processing, Inc.	2,658,417
57,830	CoStar Group, Inc.*	4,581,871
29,087	Globant SA*	3,424,122
19,104	ICON PLC*	3,343,009
15,321	MasterCard, Inc. - Class A	8,397,746
22,694	Microsoft Corp.	8,519,101
11,535	MSCI, Inc.	6,523,042
45,888	Oracle Corp.	6,415,601
35,944	Paycom Software, Inc.	7,853,045
2,459	ServiceNow, Inc.*	1,957,708
7,566	Thermo Fisher Scientific, Inc.	3,764,842
24,960	Visa, Inc. - Class A	8,747,482
10,400	Willis Towers Watson PLC	3,514,680
27,616	Workday, Inc. - Class A*	6,449,164
30,451	Zoetis, Inc.	5,013,757

		124,061,669

TOTAL COMMON STOCKS (Cost $171,906,405)		157,762,419

Principal Amount		Value
SHORT-TERM INVESTMENTS: 0.5%
REPURCHASE AGREEMENTS: 0.5%
$799,670	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $805,000, U.S. Treasury Note, 4.125%, due 06/15/2026, value $815,780] (proceeds $799,701)	$799,670

TOTAL SHORT-TERM INVESTMENTS (Cost $799,670)		799,670

TOTAL INVESTMENTS (Cost: $172,706,075): 99.3%		158,562,089

Other Assets in Excess of Liabilities: 0.7%		1,118,561

NET ASSETS: 100.0%		$159,680,650

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security.
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$172,706,075

Gross unrealized appreciation	3,625,958
Gross unrealized depreciation	(17,769,944)

Net unrealized depreciation	$(14,143,986)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital Global Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	23.3%
Financial Services	12.6%
Broadline Retail	9.6%
Insurance	7.9%
IT Services	7.4%
Health Care Equipment & Supplies	6.9%
Professional Services	6.6%
Pharmaceuticals	5.9%
Life Sciences Tools & Services	4.5%
Interactive Media & Services	4.3%
Capital Markets	4.1%
Real Estate Management & Development	2.9%
Hotels, Restaurants & Leisure	1.8%
Personal Care Products	1.0%
Short-Term Investments	0.5%

Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%

Net Assets	100.0%

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

Shares		Value
COMMON STOCKS: 97.0%
Brazil: 6.9%
664	MercadoLibre, Inc.*	$1,295,378
52,974	NU Holdings Ltd. - Class A*	542,454

		1,837,832

Canada: 3.7%
10,230	Shopify, Inc. - Class A*	975,789

China: 1.1%
20,820	Tencent Music Entertainment Group - ADR	300,016

Denmark: 2.8%
10,771	Novo Nordisk AS - Class B	732,171

France: 5.6%
18,220	Dassault Systemes SE	687,217
7,884	Teleperformance SE	787,077

		1,474,294

Germany: 16.3%
4,388	Adidas AG	1,026,474
7,450	SAP SE	1,965,532
24,716	Siemens Healthineers AG(a)	1,323,640

		4,315,646

India: 4.6%
18,551	HDFC Bank Ltd. - ADR	1,232,528

Japan: 1.9%
3,830	Tokyo Electron Ltd.	513,749

Netherlands: 4.7%
180	Adyen NV*(a)	273,200
1,503	ASML Holding NV	983,228

		1,256,428

Spain: 3.1%
10,755	Amadeus IT Group SA	818,506

Sweden: 2.5%
8,781	Evolution AB(a)	651,489

Switzerland: 1.9%
444	Lonza Group AG	272,188
5,227	On Holding AG - Class A*	229,570

		501,758

United Kingdom: 9.4%
13,752	Bunzl PLC	525,824
126,868	Sage Group PLC	1,974,071

		2,499,895

United States: 32.5%
5,418	Aon PLC - Class A	2,162,270
14,720	Experian PLC	677,074
5,273	Globant SA*	620,738
5,711	ICON PLC*	999,368
13,829	Medtronic PLC	1,242,674
1,559	Monday.com Ltd.*	379,086
3,826	Schneider Electric SE	870,432
660	Spotify Technology SA*	363,020

Shares		Value
United States (continued)
3,793	Willis Towers Watson PLC	$1,281,844

		8,596,506

TOTAL COMMON STOCKS (Cost $28,673,110)		25,706,607

Principal Amount
SHORT-TERM INVESTMENTS: 2.8%
REPURCHASE AGREEMENTS: 2.8%
$735,453	Fixed Income Clearing Corp. 1.360%, 3/31/2025, due 04/01/2025 [collateral: par value $740,400, U.S. Treasury Note, 4.125%, due 06/15/2026, value $750,360] (proceeds $735,481)	735,453

TOTAL SHORT-TERM INVESTMENTS (Cost $735,453)		735,453

TOTAL INVESTMENTS (Cost: $29,408,563): 99.8%		26,442,060

Other Assets in Excess of Liabilities: 0.2%		43,350

NET ASSETS: 100.0%		$26,485,410

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2025 was as follows*:

Cost of investments	$29,408,563

Gross unrealized appreciation	976,635
Gross unrealized depreciation	(3,943,138)

Net unrealized depreciation	$(2,966,503)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Polen Capital International Growth ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2025 (Unaudited)

The following is a table displaying the investments of the fund by industry.

Industry	% of Net Assets
Software	18.8%
Insurance	13.0%
Health Care Equipment & Supplies	9.7%
Banks	6.6%
IT Services	6.0%
Semiconductors & Semiconductor Equipment	5.6%
Hotels, Restaurants & Leisure	5.6%
Professional Services	5.6%
Broadline Retail	4.9%
Life Sciences Tools & Services	4.8%
Textiles, Apparel & Luxury Goods	4.8%
Electrical Equipment	3.3%
Pharmaceuticals	2.8%
Entertainment	2.5%
Trading Companies & Distributors	2.0%
Financial Services	1.0%
Short-Term Investments	2.8%

Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%

Net Assets	100.0%

Litman Gregory Funds Trust

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

The Funds are required to comply with U.S. Securities and Exchange Commission (the “SEC”) regulations that govern valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds’ Board has designated iM Global Partner Fund Management, LLC as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by iM Global Partner Fund Management, LLC, subject to the Board’s oversight.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Consolidation of Subsidiary. The DBi Managed Futures Strategy ETF may invest up to 20% of its total assets in the iMGP DBi Cayman Managed Futures Subsidiary (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly- owned and controlled by the DBi Managed Futures Strategy ETF. The financial statements of the DBi Managed Futures Strategy ETF include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The DBi Managed Futures Strategy ETF had 15.1% of its total net assets invested in the Subsidiary as of March 31, 2025.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Consolidation of Subsidiary. The Alternative Strategies Fund may invest a portion of its assets from the enhanced trend strategy in the Alternative Strategy Subsidiary (the “Alternative Subsidiary”), which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Alternative Strategies Fund and is advised by the Manager that manages the enhanced trend strategy. The financial statements of the Alternative Strategies Fund include the operations of the Alternative Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Alternative Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The Alternative Strategies Fund had 3.4% of its total net assets invested in the Alternative Subsidiary as of March 31, 2025.

The Alternative Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Alternative Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, the Alternative Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Senior Term Loans. The Alternative Strategies Fund and the High Income Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments in Securities.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Securities Lending. The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is invested in State Street Navigator Government Money Market Portfolio. The remaining contractual maturity of this investment is overnight and continuous. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears certain risks, including the risk of delay in the recovery of loaned securities, possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and the loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At March 31, 2025, securities on loan at value and collateral from securities on loan are listed below:

Fund	Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral
Global Select Fund	$3,218,474	$2,788,042	$508,506	$3,296,548
International Fund	11,393,951	6,549,902	5,753,789	12,303,691
Alternative Strategies Fund	11,446,554	6,442,601	5,248,498	11,691,099
High Income Fund	2,916,699	2,603,975	421,073	3,025,048
Dollan McEniry Corporate Bond Fund	12,367,797	11,612,405	1,040,663	12,653,068

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At March 31, 2025, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Commodity Futures Trading Commission (“CFTC”) Regulation. Because of the nature of their investments, the Alternative Strategies Fund and the DBi Managed Futures Strategy ETF are subject to regulation under the Commodities Exchange Act, as amended (the “CEA”), as a commodity pool and each of the Advisor and Sub-Adviser is subject to regulation under the CEA as a commodity pool operator (“CPO”), as those terms are defined under the CEA. The Advisor and Sub-Adviser are regulated by the CFTC, the National Futures Association and the SEC and are subject to each regulator’s disclosure requirements. The CFTC has adopted rules that are intended to harmonize certain CEA disclosure requirements with SEC disclosure requirements.

Futures Contracts. The Alternative Strategies Fund and the High Income Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The futures contracts in the DBi Managed Futures Strategy ETF are not designated as hedging instruments. The DBi Managed Futures Strategy ETF employs long and short positions in derivatives, primarily futures contracts, across the broad asset classes of equities, fixed income, currencies and, through the Subsidiary, commodities. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended March 31, 2025, the High Income Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended March 31, 2025, the Alternative Strategies Fund and the High Income Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. During the period ended March 31, 2025, the High Income Fund invested in total return swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of Secured Overnight Financing Rate (“SOFR”) and Federal Fund Rate (“FEDL01”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually SOFR or FEDL01, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of March 31, 2025, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, and are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as forward foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of March 31, 2025. These assets and liabilities are measured on a recurring basis.

Global Select Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Canada	$5,355,318	$—	$—	$5,355,318
Denmark	522,050	—	—	522,050
Germany	3,007,128	—	—	3,007,128
Italy	920,732	—	—	920,732
Japan	2,118,584	—	—	2,118,584
Netherlands	202,493	—	—	202,493
Sweden	3,900,482	—	—	3,900,482
United Kingdom	8,445,611	—	—	8,445,611
United States	65,039,834	—	—	65,039,834
Preferred Stocks
South Korea	1,856,426	—	—	1,856,426

Total Equity	91,368,658	—	—	91,368,658

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	2,788,042	—	—	2,788,042
Repurchase Agreements	—	2,041,801	—	2,041,801

Total Short-Term Investments	2,788,042	2,041,801	—	4,829,843

Total Investments in Securities	$94,156,700	$2,041,801	$—	$96,198,501

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$6,124,367	$—	$—	$6,124,367
Brazil	6,537,211	—	—	6,537,211
Canada	5,526,113	—	—	5,526,113
China	1,327,386	—	—	1,327,386
Cyprus	3,564,524	—	—	3,564,524

Denmark	8,322,014	—	—	8,322,014
Finland	3,257,945	—	—	3,257,945
France	11,426,766	—	—	11,426,766
Germany	23,012,152	—	—	23,012,152
Israel	6,117,758	—	—	6,117,758
Italy	8,040,730	—	—	8,040,730
Japan	14,253,103	—	—	14,253,103
Netherlands	6,552,448	—	—	6,552,448
Spain	2,115,915	—	—	2,115,915
Sweden	1,076,766	—	—	1,076,766
Switzerland	7,058,317	—	—	7,058,317
Taiwan	5,770,706	—	—	5,770,706
United Kingdom	12,173,864	—	—	12,173,864
United States	17,379,027	—	—	17,379,027

Total Equity	149,637,112	—	—	149,637,112

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	6,549,902	—	—	6,549,902
Repurchase Agreements	—	3,344,899	—	3,344,899

Total Short-Term Investments	6,549,902	3,344,899	—	9,894,801

Total Investments in Securities	$156,187,014	$3,344,899	$—	$159,531,913

Small Company Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$41,849,524	$—	$—	$41,849,524

Total Equity	41,849,524	—	—	41,849,524

Total Investments in Securities	$41,849,524	$—	$—	$41,849,524

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$6,435,882	$6,974	$489,933	**	$6,932,789
Preferred Stocks	—	—	0	**	0
Limited Partnerships	—	—	48,847	**	48,847

Total Equity	6,435,882	6,974	538,780	**	6,981,636

Rights/Warrants	—	665,809	—		665,809
Fixed Income
Asset-Backed Securities	—	46,872,776	—		46,872,776
Bank Loans	—	1,912,532	—		1,912,532
Convertible Bonds	—	547,962	—		547,962
Corporate Bonds	—	52,306,817	20,030	**	52,326,847
Government Securities & Agency Issue	—	945,765	—		945,765
Mortgage-Backed Securities	—	66,608,509	123,817	(1)	66,732,326

Total Fixed Income	—	169,194,361	143,847	**	169,338,208

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	6,442,601	—	—		6,442,601
Repurchase Agreements	—	72,352,336	—		72,352,336
Treasury Bills	—	68,201,458	—		68,201,458

Total Short-Term Investments	6,442,601	140,553,794	—		146,996,395

Purchased Options	530	—	—		530

Total Investments in Securities in Assets	$12,879,013	$310,420,938	$682,627	**	$323,982,578

Unfunded Loan Commitments***	—	(457,814)	—		(457,814)
Short Sales
Exchange-Traded Funds	(2,660)	—	—		(2,660)

Total Short Sales	(2,660)	—	—		(2,660)

Total Investments in Securities in Liabilities	$(2,660)	$—	$—		$(2,660)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(13,010)	$—	$—	$(13,010)
Futures	(887,053)	—	—	(887,053)
Swaps - Credit Default	—	489,170	—	489,170

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other inputs which more accurately reflected the current fair value of these securities.

High Income Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$—	$30,829	$1,981	**	$32,810
Preferred Stocks	2,791,956	—	—		2,791,956

Total Equity	2,791,956	30,829	1,981	**	2,824,766

Fixed Income
Asset-Backed Securities	—	25,055,379	—		25,055,379
Bank Loans	—	36,850,148	—		36,850,148
Convertible Bonds	—	1,170,739	—		1,170,739
Corporate Bonds	—	62,035,039	113,048	**	62,148,087
Government Securities & Agency Issue	—	8,329,264	—		8,329,264
Mortgage-Backed Securities	—	17,302,449	—		17,302,449
Municipal Bonds	—	4,936	—		4,936

Total Fixed Income	—	150,747,954	113,048	**	150,861,002

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	2,603,975	—	—		2,603,975
Money Market Funds	1,442,088	—	—		1,442,088
Repurchase Agreements	—	11,775,426	—		11,775,426
Treasury Bills	—	174,814	—		174,814

Total Short-Term Investments	4,046,063	11,950,240	—		15,996,303

Purchased Options	86,405	—	—		86,405

Total Investments in Securities	$6,924,424	$162,729,023	$115,029	**	$169,768,476

Unfunded Loan Commitments***	—	(12,289)	—		(12,289)
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$31,543	$—	$—		$31,543
Futures	103,533	—	—		103,533
Swaps - Interest Rate	—	(14,614)	—		(14,614)
Swaps - Credit Default	—	19,148	—		19,148
Swaps - Total Return	—	0	—		—
Written Options	(382,471)	—	—		(382,471)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Fund .
***	Unfunded Loan Commitments are shown at the unrealized appreciation (depreciation).

Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$370,514,959	$—	$370,514,959
Government Securities & Agency Issue	—	7,537,628	—	7,537,628

Total Fixed Income	—	378,052,587	—	378,052,587

Short-Term Investments
Investment of Cash Collateral for Securities Loaned	11,612,405	—	—	11,612,405

Total Investments in Securities	$11,612,405	$378,052,587	$—	$389,664,992

APA Enhanced Income Municipal Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Municipal Bonds	$—	$16,978,786	$—	$16,978,786

Total Fixed Income	—	16,978,786	—	16,978,786

Total Investments in Securities	$—	$16,978,786	$—	$16,978,786

DBi Managed Futures Strategy ETF (Consolidated)

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Repurchase Agreements	$—	$24,241,712	$—	$24,241,712
Treasury Bills	—	916,500,599	—	916,500,599

Total Short-Term Investments	—	940,742,311	—	940,742,311

Total Investments in Securities	$—	$940,742,311	$—	$940,742,311

Other Financial Instruments*
Futures	$125,116	$—	$—	$125,116

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Berkshire Dividend Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$9,059,908	$—	$—	$9,059,908

Total Equity	9,059,908	—	—	9,059,908

Total Investments in Securities	$9,059,908	$—	$—	$9,059,908

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital China Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$1,425,575	$—	$—	$1,425,575

Total Equity	1,425,575	—	—	1,425,575

Total Investments in Securities	$1,425,575	$—	$—	$1,425,575

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Polen Capital Emerging Markets Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$321,264	$—	$—	$321,264
Cambodia	84,419	—	—	84,419
India	315,296	—	—	315,296
Indonesia	125,444	—	—	125,444
Italy	85,343	—	—	85,343
Japan	63,002	—	—	63,002
Mexico	103,290	—	—	103,290
Poland	195,150	—	—	195,150
Singapore	77,301	—	—	77,301
South Africa	251,746	—	—	251,746
Taiwan	281,906	—	—	281,906
United Arab Emirates	74,360	—	—	74,360
United States	32,962	—	—	32,962
Uruguay	72,875	—	—	72,875
Vietnam	207,976	—	—	207,976

Total Equity	2,292,334	—	—	2,292,334

Total Investments in Securities	$2,292,334	$—	$—	$2,292,334

Polen Capital Global Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$3,322,332	$—	$—	$3,322,332
Canada	5,431,699	—	—	5,431,699
Denmark	4,462,225	—	—	4,462,225
France	1,640,682	—	—	1,640,682
Germany	10,420,872	—	—	10,420,872
Ireland	3,068,913	—	—	3,068,913
Netherlands	2,870,116	—	—	2,870,116
United Kingdom	2,483,911	—	—	2,483,911
United States	124,061,669	—	—	124,061,669

Total Equity	157,762,419	—	—	157,762,419

Short-Term Investments
Repurchase Agreements	—	799,670	—	799,670

Total Short-Term Investments	—	799,670	—	799,670

Total Investments in Securities	$157,762,419	$799,670	$—	$158,562,089

Polen Capital International Growth ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$1,837,832	$—	$—	$1,837,832
Canada	975,789	—	—	975,789
China	300,016	—	—	300,016
Denmark	732,171	—	—	732,171
France	1,474,294	—	—	1,474,294
Germany	4,315,646	—	—	4,315,646
India	1,232,528	—	—	1,232,528
Japan	513,749	—	—	513,749
Netherlands	1,256,428	—	—	1,256,428
Spain	818,506	—	—	818,506

Sweden	651,489	—	—	651,489
Switzerland	501,758	—	—	501,758
United Kingdom	2,499,895	—	—	2,499,895
United States	8,596,506	—	—	8,596,506

Total Equity	25,706,607	—	—	25,706,607

Short-Term Investments
Repurchase Agreements	—	735,453	—	735,453

Total Short-Term Investments	—	735,453	—	735,453

Total Investments in Securities	$25,706,607	$735,453	$—	$26,442,060

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the Alternative Strategies Fund and the High Income Fund invest, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

China Risk. This is the risk that the value of the Polen Capital China Growth ETF’s investments in China may decline due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy.

•

Collateral Risk. If the Alternative Strategies Fund, High Income Fund, and DBi Managed Futures Strategy ETF’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Commodity Risk. Exposure to the commodities markets (including financial futures markets) may subject the DBi Managed Futures Strategy ETF, through its investment in a wholly-owned subsidiary (the “Subsidiary”), and the Alternative Strategies Fund, through its investment in a wholly-owned subsidiary (the “Alternative subsidiary”), which are each organized under the laws of the Cayman Islands and is advised by its respective sub-advisor, to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies, public health crises and trade or price wars among commodity producers or buyers. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Corporate Debt Obligations Risk. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations. Therefore, the Alternative Strategies Fund, the High Income Fund, and the Dolan McEniry Corporate Bond Fund may be indirectly exposed to such risks associated with corporate debt obligations.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the Global Select Fund, International Fund, Polen Capital China Growth ETF, Polen Capital Emerging Market ex-China Growth ETF, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

ESG Investing Risk. Because a Fund may take into consideration the environmental, social and governance characteristics of portfolio companies in which it may invest, the Fund may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG characteristics in making its investment decisions may reduce or increase the Fund’s exposure to certain issuers, industries, sectors, regions or countries or cause the Fund to forego certain investment opportunities which may lower the performance of the Fund as compared to funds that do not utilize these considerations. Consideration of ESG characteristics is qualitative and subjective by nature, and there is no guarantee that the criteria used by the Sub-Advisor or any judgment exercised by the Sub-Advisor will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG and sustainability factors in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG factors. In addition, the Sub-Advisor may utilize third party data to evaluate ESG factors which may be incomplete or inaccurate and cause the Sub-Advisor to incorrectly assess the ESG characteristics a security or issuer. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.

•

ETF Risk. The DBi Managed Futures Strategy ETF, Berkshire Dividend Growth ETF, Polen Capital China Growth ETF, Polen Capital Emerging Market ex-China Growth ETF, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF are each an ETF, and, as a result of an ETF’s structure, each is exposed to the following risks:

•

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•

Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

•

European Investment Risk. Each of the Global Select Fund, International Fund, Polen Capital Emerging Market ex-China Growth ETF, Polen Capital Global Growth ETF, and Polen Capital International Growth ETF may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU. While the long-term consequences of Brexit remain unclear, Brexit has already resulted in periods of volatility in European and global financial markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. The U.K. and Europe may be less stable than they have been in recent years, and investments in the U.K. and the EU may be difficult to value, or subject to greater or more frequent volatility. In the longer term, there is likely to be a period of significant political, regulatory and commercial uncertainty as the U.K. seeks to negotiate the terms of its future trading relationships. The U.K. and European economies and the broader global economy could be significantly impacted, which could potentially have an adverse effect on the value of a Fund’s investments. Brexit may also cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•

Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in value of the securities held by a Fund. Fixed income securities held by a Fund are also subject to interest rate risk, credit risk, call risk and liquidity risk, which are more fully described below.

•

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially an opinion as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

•

Interest Rate Risk. Interest rates may go up resulting in a decrease in the value of the securities held by a Fund. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

•	Call Risk. During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates.

•

Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in closing out positions in these securities at prevailing market prices.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•

Forward Contracts Risk. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. At the maturity of a forward contract, a fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may invest in non-deliverable forwards, which are cash-settled, short-term forward contracts on foreign currencies that are non-convertible and that may be thinly traded or illiquid. The use of forward contracts involves various risks, including the risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations.

•

General Market Risk; Recent Market Events. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•

Geopolitical Events Risk. The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasigovernmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

•

Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

High-Yield Fixed Income Securities Risk. The fixed income securities held by a Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Investing Through Stock Connects Risk. This is the risk that the Polen Capital China Growth ETF’s investments in China A Shares and/or China B Shares through the Stock Connects may be subject to trading, clearance, settlement, and other procedures, which could pose risks to the Polen Capital China Growth ETF and which may restrict the Polen Capital China Growth ETF’s ability to invest in or sell China A and/or China B Shares in a timely manner. Specifically, trading can be affected by market or bank closures, quota limits, and certain pre-delivery and pre-validation requirements, such that the Polen Capital China Growth ETF may not be able to purchase or dispose of its shares in a timely manner. In addition, the Polen Capital China Growth ETF’s purchase of China A and/or China B Shares through the Stock Connects may only be subsequently sold through the Stock Connects and is not otherwise transferable. The Polen Capital China Growth ETF’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System, which may limit the Polen Capital Management, LLC’s ability to effectively manage the Polen Capital China Growth ETF’s holdings, including the potential enforcement of equity owner rights.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Alternative Strategies Fund and the High Income Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Large-Capitalization Investing Risk. A Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

•

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by iM Global for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what iM Global believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.

•

Managed Futures Strategy Risk. In seeking to achieve its investment objective, the DBi Managed Futures Strategy ETF will utilize various investment strategies that involve the use of complex investment techniques, and there is no guarantee that these strategies will succeed. The use of such strategies and techniques may subject the Fund to greater volatility and loss. There can be no assurance that utilizing a certain approach or model will achieve a particular level of return or reduce volatility and loss.

•	Management Risk. The Funds are actively-managed and may not meet its investment objective based on the portfolio managers’ success or failure to implement investment strategies for a Fund.

•

Market Risk. The value of a Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for a Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of a Fund’s investment may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. Some municipal obligations carry additional risk, such as those that are tied only to a specific stream of revenues. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, particularly during recessions or similar periods of economic stress, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by a Fund.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•

New Fund Risk. A Fund that is newly formed and has limited operating history for investors to evaluate. Its performance may not represent how the Fund is expected to or may perform in the long term. In addition, new funds may not attract sufficient assets to achieve investment and trading efficiencies.

•

Non-Diversified Fund Risk. Because a Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside an Advisor’s or Sub-Advisor’s control, including instances at third parties. A Fund, its Advisor and Sub-Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•

Prepayment and Extension Risk. In times of declining interest rates, a Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield. Rising interest rates could extend the life of securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by a Fund or that could adversely impact the Fund’s performance.

•

Sector Concentration Risk. A Fund may concentrate its investments in a narrow segment of the total market. At March 31, 2025, the Small Company Fund has 26.2% of its net assets invested in the Industrials sector of the stock market. The Polen Capital China Growth ETF has 25.6% of its net assets invested in the Consumer Discretionary of the stock market. Because of this, these Funds are subject to certain additional risks as compared to investing in a more diversified portfolio of investments.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund’s shares may fall. The value of a Fund’s shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

•

Short Position Risk. A Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. A Fund’s losses are potentially unlimited in a short position transaction.

•

Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

•

Subsidiary Risk. By investing in the Subsidiary and the Alternative Subsidiary, the DBi Managed Futures Strategy ETF and the Alternative Strategies Fund, respectively, is indirectly exposed to the risks associated with the Subsidiary’s and the Alternative Subsidiary’s investments. The derivatives and other investments held by the Subsidiary and the Alternative Subsidiary are generally similar to those that are permitted to be held by each Fund and are subject to the same risks that apply to similar investments if held directly by each Fund. The Subsidiary and the Alternative Subsidiary are each not registered under the 1940 Act, and, unless otherwise noted in the Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of each Fund and/or the Subsidiary or the Alternative Subsidiary to continue to operate as each does currently and could adversely affect each Fund.

•

Tax Risk. The federal income tax treatment of the DBi Managed Futures Strategy ETF’s and the Alternative Strategies Fund’s income from the Subsidiary and the Alternative Subsidiary, respectively, may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of each Fund’s investment company taxable income and/ or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary or the Alternative Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect each Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary or the Alternative Subsidiary. If Cayman Islands law changes such that the Subsidiary or the Alternative Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

•

U.S. Government and U.S. Agency Obligations Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the NAV or performance of a Fund, which will vary with changes in interest rates, the sub-advisor’s performance and other market conditions.

•

Variable Interest Entity Risk. The Polen Capital China Growth ETF may invest a substantial portion of its assets in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Polen Capital China Growth ETF) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.